UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6452

Fidelity Union Street Trust II
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	May 31, 2013

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® AMT Tax-Free
Money Fund

May 31, 2013

1.802206.109

SMM-QTLY-0713

Investments May 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 53.2%
	Principal Amount (000s)	Value (000s)
Alabama - 0.2%
Mobile Indl. Dev. Board Solid Waste Disp. Rev. (Alabama Pwr. Co. Barry Plant Proj.) Second Series 2009, 0.11% 6/3/13, VRDN (c)	$ 600	$ 600
Univ. of Alabama Gen. Rev. Participating VRDN Series WF 12 83C, 0.13% 6/7/13 (Liquidity Facility Wells Fargo Bank NA) (c)(f)	1,800	1,800
		2,400
Alaska - 1.2%
Anchorage Wastewtr. Rev. Participating VRDN Series Solar 07 97, 0.12% 6/7/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	2,835	2,835
Valdez Marine Term. Rev.:
(ConocoPhillips Proj.) Series 1994 A, 0.12% 6/7/13 (ConocoPhillips Guaranteed), VRDN (c)	2,400	2,400
(Phillips Trans. Alaska, Inc. Proj.) Series 1994 B, 0.13% 6/7/13 (ConocoPhillips Guaranteed), VRDN (c)	6,600	6,600
		11,835
Arizona - 2.8%
Arizona Health Facilities Auth. Rev.:
(Banner Health Sys. Proj.) Series 2008 F, 0.13% 6/7/13, LOC JPMorgan Chase Bank, VRDN (c)	2,840	2,840
(Catholic Healthcare West Proj.):
Series 2005 B, 0.14% 6/7/13, LOC JPMorgan Chase Bank, VRDN (c)	600	600
Series 2008 A, 0.13% 6/7/13, LOC JPMorgan Chase Bank, VRDN (c)	1,500	1,500
Maricopa County Indl. Dev. Auth. Rev. (Valley of the Sun YMCA Proj.) Series 2008, 0.15% 6/7/13, LOC U.S. Bank NA, Cincinnati, VRDN (c)	1,300	1,300
Phoenix Indl. Dev. Auth. Multi-family Hsg. Rev. (Del Mar Terrace Apts. Proj.) Series 1999 A, 0.14% 6/7/13, LOC Freddie Mac, VRDN (c)	10,500	10,500
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Participating VRDN:
Series Putters 3467, 0.14% 6/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	2,115	2,115
Series Putters 3708Z, 0.14% 6/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	5,875	5,875
Tempe Indl. Dev. Auth. Rev. (ASUF Brickyard Proj.) Series 2004 A, 0.13% 6/7/13, LOC Bank of America NA, VRDN (c)	3,500	3,500
		28,230
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
California - 1.7%
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Participating VRDN Series ROC II R 11453, 0.13% 6/7/13 (Liquidity Facility Citibank NA) (c)(f)	$ 1,800	$ 1,800
California Gen. Oblig. Series 2005 B1, 0.12% 6/7/13, LOC Bank of America NA, VRDN (c)	4,600	4,600
California Health Facilities Fing. Auth. Rev. (St. Joseph Health Sys. Proj.) Series 2011 D, 0.12% 6/7/13, LOC Wells Fargo Bank NA, VRDN (c)	3,100	3,100
El Dorado Irrigation District Rev. Ctfs. of Prtn. Series 2008 A, 0.12% 6/7/13, LOC Citibank NA, VRDN (c)	2,550	2,550
Riverside Ctfs. of Prtn. (Riverside Renaissance Proj.) Series 2008, 0.13% 6/7/13, LOC Bank of America NA, VRDN (c)	2,800	2,800
San Francisco City and County Fin. Corp. Lease Rev. (Moscone Ctr. Expansion Proj.) Series 2008-1, 0.13% 6/7/13, LOC Bank of America NA, VRDN (c)	845	845
Santa Clara County Fing. Auth. Lease Rev. (Multiple Facilities Proj.) Series 2008 M, 0.11% 6/7/13, LOC Bank of America NA, VRDN (c)	1,470	1,470
		17,165
Colorado - 1.9%
Colorado Edl. & Cultural Facilities Auth. Rev. (Clyfford Still Museum Proj.) Series 2008, 0.13% 6/7/13, LOC Wells Fargo Bank NA, VRDN (c)	1,400	1,400
Colorado Health Facilities Auth. Retirement Hsg. Rev. Participating VRDN Series Putters 1390, 0.14% 6/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	1,020	1,020
Colorado Health Facilities Auth. Rev. (Boulder Cmnty. Hosp. Proj.) Series 2000, 0.13% 6/7/13, LOC JPMorgan Chase Bank, VRDN (c)	1,100	1,100
Colorado Reg'l. Trans. District Sales Tax Rev. Participating VRDN:
Series EGL 07 0040, 0.12% 6/7/13 (Liquidity Facility Citibank NA) (c)(f)	3,700	3,700
Series ROC II R 12312, 0.13% 6/7/13 (Liquidity Facility Citibank NA) (c)(f)	3,000	3,000
Mesa County Econ. Dev. Rev. (Leitner-Poma of America, Inc. Proj.) Series 2009, 0.23% 6/7/13, LOC Wells Fargo Bank NA, VRDN (c)	7,090	7,090
Moffat County Poll. Cont. Rev. (Tri-State Generation and Transmission Assoc., Inc. Proj.) Series 2009, 0.14% 6/7/13, LOC Bank of America NA, VRDN (c)	1,300	1,300
		18,610
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Connecticut - 0.5%
Connecticut Health & Edl. Facilities Auth. Rev.:
(Yale-New Haven Hosp. Proj.) Series L2, 0.14% 6/7/13, LOC Bank of America NA, VRDN (c)	$ 400	$ 400
Participating VRDN Series EGL 7 05 3031, 0.12% 6/7/13 (Liquidity Facility Citibank NA) (c)(f)	4,300	4,300
		4,700
Delaware - 0.9%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.) Series 1999 A, 0.3% 6/7/13, VRDN (c)	4,900	4,900
Wilmington Adjustable Rate Demand Rev. (Delaware Art Museum, Inc. Proj.) 0.13% 6/7/13, LOC Wells Fargo Bank NA, VRDN (c)	4,200	4,200
		9,100
District Of Columbia - 1.7%
District of Columbia Rev.:
(American Psychological Assoc. Proj.) Series 2003, 0.18% 6/7/13, LOC Bank of America NA, VRDN (c)	1,025	1,025
(Medlantic/Helix Proj.) Series 1998 A Tranche II, 0.12% 6/7/13, LOC JPMorgan Chase Bank, VRDN (c)	900	900
(The AARP Foundation Proj.) Series 2004, 0.12% 6/7/13, LOC Bank of America NA, VRDN (c)	1,500	1,500
(The Washington Ctr. for Internships and Academic Seminars Proj.) Series 2009, 0.15% 6/7/13, LOC Branch Banking & Trust Co., VRDN (c)	4,800	4,800
District of Columbia Univ. Rev.:
(American Univ. Proj.) Series 2006 B, 0.13% 6/7/13, LOC JPMorgan Chase Bank, VRDN (c)	1,000	1,000
(Georgetown Univ. Proj.) Series 2007 B1, 0.11% 6/7/13, LOC JPMorgan Chase Bank, VRDN (c)	7,400	7,400
		16,625
Florida - 3.6%
Broward County Fin. Auth. Multi-family Hsg. Rev. (Reflections Apts. Proj.) Series 1999, 0.12% 6/7/13, LOC Freddie Mac, VRDN (c)	4,415	4,415
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev.:
(Mariner's Cay Apts. Proj.) Series 2008 M, 0.12% 6/7/13, LOC Fannie Mae, VRDN (c)	1,360	1,360
(Victoria Park Apts. Proj.) Series 2002 J, 0.12% 6/7/13, LOC Fannie Mae, VRDN (c)	1,100	1,100
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Highlands County Health Facilities Auth. Rev. Participating VRDN Series ROCS II R 11830, 0.14% 6/7/13 (Liquidity Facility Citibank NA) (c)(f)	$ 875	$ 875
Jacksonville Hsg. Fin. Auth. Multi-family Hsg. Rev. (Augustine Apts. Proj.) 0.12% 6/7/13, LOC Fannie Mae, VRDN (c)	2,650	2,650
North Broward Hosp. District Rev. Series 2005 A, 0.12% 6/7/13, LOC Wells Fargo Bank NA, VRDN (c)	1,000	1,000
Orange County Indl. Dev. Auth. Indl. Dev. Rev. (Central Florida YMCA Proj.) Series 2002 A, 0.14% 6/7/13, LOC Bank of America NA, VRDN (c)	1,300	1,300
Palm Beach County Rev. (Saint Andrew's School of Boca Raton, Inc. Proj.) Series 2007, 0.16% 6/7/13, LOC Bank of America NA, VRDN (c)	2,000	2,000
Palm Beach County Wtr. & Swr. Rev. Participating VRDN Series Putters 2622, 0.14% 6/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	2,765	2,765
Pasco County School Board Ctfs. of Prtn. Series 2008 C, 0.14% 6/7/13, LOC Bank of America NA, VRDN (c)	5,100	5,100
Pinellas County Hsg. Fin. Auth. (Booker Creek Apts. Proj.) Series 2009, 0.12% 6/7/13, LOC Freddie Mac, VRDN (c)	5,000	5,000
USF College of Medicine Health Facilities Series 2006 A1, 0.13% 6/7/13, LOC JPMorgan Chase Bank, VRDN (c)	2,500	2,500
USF Fing. Corp. Ctfs. of Prtn. Series 2007, 0.13% 6/7/13, LOC JPMorgan Chase Bank, VRDN (c)	600	600
Volusia County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Fisherman's Landing Apts. Proj.) 0.12% 6/7/13, LOC Fannie Mae, VRDN (c)	1,050	1,050
Winter Haven Util. Sys. Impt. & Rfdg. Rev. Participating VRDN Series Solar 06 54, 0.12% 6/7/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	4,600	4,600
		36,315
Georgia - 1.0%
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Oglethorpe Pwr. Corp. Proj.) Series 2010 A, 0.13% 6/7/13, LOC Bank of America NA, VRDN (c)	1,600	1,600
Cobb County Kennestone Hosp. Auth. Rev. (WellStar Health Sys. Proj.) Series 2005 A, 0.15% 6/7/13, LOC Bank of America NA, VRDN (c)	1,500	1,500
Fulton County Dev. Auth. (Mount Vernon Presbyterian School Proj.) Series 2005, 0.15% 6/7/13, LOC Branch Banking & Trust Co., VRDN (c)	2,500	2,500
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Series 2010 A, 0.12% 6/7/13 (Liquidity Facility Royal Bank of Canada), VRDN (c)	$ 4,300	$ 4,300
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Series 2000 B, 0.12% 6/7/13, LOC PNC Bank NA, VRDN (c)	500	500
		10,400
Hawaii - 1.6%
Eclipse Fdg. Trust Custody Rpt. Various States Participating VRDN Series Solar 12 14, 0.12% 6/7/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	600	600
Hawaii Gen. Oblig. Participating VRDN:
Series Putters 4007, 0.14% 6/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	4,665	4,665
Series ROC II R 11910, 0.12% 6/7/13 (Liquidity Facility Citibank NA) (c)(f)	3,870	3,870
Hawaii State Hsg. Fin. & Dev. Corp. Rev. (Lokahi Kau Apts. Proj.) Series 2008, 0.12% 6/7/13, LOC Freddie Mac, VRDN (c)	2,300	2,300
Honolulu City & County Gen. Oblig. Participating VRDN Series Putters 3391, 0.14% 6/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	5,000	5,000
		16,435
Illinois - 6.0%
Chicago Metropolitan Wtr. Reclamation District Greater Chicago Participating VRDN Series Solar 06 75, 0.12% 6/7/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	3,200	3,200
Chicago O'Hare Int'l. Arpt. Rev. Series 2005 D, 0.12% 6/7/13, LOC Barclays Bank PLC, VRDN (c)	700	700
Chicago Wtr. Rev.:
Series 2004 A2, 0.13% 6/7/13, LOC California Pub. Employees Retirement Sys., VRDN (c)	3,915	3,915
Series 2004 A3, 0.12% 6/7/13, LOC State Street Bank & Trust Co., Boston, VRDN (c)	1,550	1,550
Illinois Fin. Auth. Rev.:
(Chicago Historical Society Proj.) Series 2006, 0.13% 6/7/13, LOC JPMorgan Chase Bank, VRDN (c)	18,900	18,900
(Edward Hosp. Obligated Group Proj.):
Series 2008 B1, 0.13% 6/7/13, LOC JPMorgan Chase Bank, VRDN (c)	3,000	3,000
Series 2009 A, 0.13% 6/7/13, LOC Bank of America NA, VRDN (c)	1,200	1,200
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Fin. Auth. Rev.: - continued
(Museum of Science & Industry Proj.) Series 2009 C, 0.13% 6/7/13, LOC PNC Bank NA, VRDN (c)	$ 1,000	$ 1,000
(Rush Univ. Med. Ctr. Proj.) Series 2008 A, 0.12% 6/7/13, LOC Northern Trust Co., VRDN (c)	4,600	4,600
(Spertus Institute of Jewish Studies Proj.) 0.14% 6/7/13, LOC Northern Trust Co., VRDN (c)	3,400	3,400
Participating VRDN Series MS 3332, 0.15% 6/7/13 (Liquidity Facility Cr. Suisse) (c)(f)	1,000	1,000
Illinois Health Facilities Auth. Rev. (Herman M. Finch Univ. of Health Sciences/The Chicago Med. School Proj.) Series 2003, 0.13% 6/7/13, LOC JPMorgan Chase Bank, VRDN (c)	400	400
Illinois Hsg. Dev. Auth. Multi-family Hsg. Rev. 0.12% 6/7/13, LOC Freddie Mac, VRDN (c)	500	500
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Participating VRDN Series 4319 Z, 0.14% 6/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	900	900
Series 2007 A1, 0.14% 6/7/13, LOC Citibank NA, VRDN (c)	5,900	5,900
Lake County Multi-family Hsg. Rev. (Whispering Oaks Apts. Proj.) Series 2008, 0.13% 6/7/13, LOC Freddie Mac, VRDN (c)	1,500	1,500
Metropolitan Pier & Exposition Participating VRDN Series MS 3214, 0.13% 6/7/13 (Liquidity Facility Cr. Suisse) (c)(f)	800	800
Univ. of Illinois Rev. (UIC South Campus Dev. Proj.) Series 2008, 0.13% 6/7/13, LOC JPMorgan Chase Bank, VRDN (c)	6,900	6,900
		59,365
Indiana - 0.7%
Indiana Dev. Fin. Auth. Econ. (Archer-Daniels Midland Co. Proj.) Series 2012, 0.18% 6/7/13 (Archer Daniels Midland Co. Guaranteed), VRDN (c)	200	200
Indiana Dev. Fin. Auth. Envir. Rev. (Duke Energy Indiana, Inc. Proj.) Series 2009 A3, 0.13% 6/7/13, LOC Mizuho Corporate Bank Ltd., VRDN (c)	700	700
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.):
Series 2008 B, 0.13% 6/7/13, LOC JPMorgan Chase Bank, VRDN (c)	800	800
Series 2008 E, 0.12% 6/7/13, LOC Bank of America NA, VRDN (c)	2,000	2,000
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Indiana Fin. Auth. Rev. Series 2008 E7, 0.12% 6/7/13, VRDN (c)	$ 1,000	$ 1,000
Lawrenceburg Poll. Cont. Rev. (Indiana Michigan Pwr. Co. Proj.) Series 2008 H, 0.12% 6/7/13, LOC Bank of Nova Scotia New York Branch, VRDN (c)	2,000	2,000
		6,700
Iowa - 0.8%
Iowa Fin. Auth. Midwestern (Archer-Daniels Midland Co. Proj.) Series 2012, 0.18% 6/7/13 (Archer Daniels Midland Co. Guaranteed), VRDN (c)	700	700
Iowa Fin. Auth. Poll. Cont. Facility Rev. (MidAmerican Energy Proj.) Series 2008 B, 0.17% 6/7/13, VRDN (c)	5,900	5,900
Iowa Fin. Auth. Rev. (Trinity Health Sys. Proj.) Series 2000 D, 0.12% 6/7/13, VRDN (c)	900	900
		7,500
Louisiana - 0.8%
East Baton Rouge Parish Pub. Impt. Sales Tax Rev. Series 2008 A, 0.13% 6/7/13, LOC JPMorgan Chase Bank, VRDN (c)	1,200	1,200
Louisiana Pub. Facilities Auth. Rev. (Air Products & Chemicals, Inc. Proj.):
Series 2004, 0.13% 6/7/13, VRDN (c)	1,000	1,000
Series 2009 A, 0.13% 6/7/13, VRDN (c)	1,515	1,515
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.) Series 2010 B1:
0.33% 6/7/13, VRDN (c)	1,250	1,250
0.33% 6/7/13, VRDN (c)	2,700	2,700
		7,665
Maryland - 0.3%
Maryland Cmnty. Dev. Administration Multi-family Dev. Rev. (Avalon Lea Apt. Proj.) Series 1997, 0.14% 6/7/13, LOC Fannie Mae, VRDN (c)	1,200	1,200
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Anne Arundel Health Sys. Proj.) Series 2009 B, 0.15% 6/7/13, LOC Bank of America NA, VRDN (c)	1,000	1,000
Participating VRDN Series RBC O 29, 0.12% 6/7/13 (Liquidity Facility Royal Bank of Canada) (c)(f)	1,085	1,085
		3,285
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - 0.7%
Massachusetts Gen. Oblig. Participating VRDN Series Clipper 07 41, 0.15% 6/7/13 (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(f)	$ 2,500	$ 2,500
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Participating VRDN:
Series EGL 07 0031, 0.12% 6/7/13 (Liquidity Facility Citibank NA) (c)(f)	1,000	1,000
Series Putters 2479Z, 0.14% 6/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	3,100	3,100
		6,600
Michigan - 1.1%
Michigan Fin. Auth. Rev. Participating VRDN:
Series ROC II R 11988, 0.13% 6/7/13 (Liquidity Facility Citibank NA) (c)(f)	3,000	3,000
Series WF 11 111C, 0.13% 6/7/13 (Liquidity Facility Wells Fargo Bank NA) (c)(f)	2,500	2,500
Michigan Hosp. Fin. Auth. Rev. Participating VRDN Series ROC II R 11676, 0.13% 6/7/13 (Liquidity Facility Citibank NA) (c)(f)	1,300	1,300
Waterford Econ. Dev. Corp. Ltd. Oblig. Rev. (Canterbury Health Care, Inc. Proj.) Series 2009, 0.13% 6/7/13, LOC Fed. Home Ln. Bank of Boston, VRDN (c)	4,200	4,200
		11,000
Minnesota - 0.7%
Minnesota Gen. Oblig. Participating VRDN Series Putters 3844 Q, 0.14% 6/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	6,860	6,860
Mississippi - 0.9%
Mississippi Bus. Fin. Corp. Indl. Dev. Rev. (New Process Steel, L.P. Proj.) Series 2010, 0.17% 6/7/13, LOC Bank of America NA, VRDN (c)	8,500	8,500
Missouri - 1.0%
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev. Participating VRDN Series EGL 07 0001, 0.12% 6/7/13 (Liquidity Facility Citibank NA) (c)(f)	8,000	8,000
Saint Louis Indl. Dev. Auth. (Saint Luke's Plaza Apts. Proj.) Series 2009, 0.12% 6/7/13 (Liquidity Facility Freddie Mac), VRDN (c)	2,100	2,100
		10,100
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Nebraska - 1.1%
Central Plains Energy Proj. Rev. (Nebraska Gas Proj.) Series 2009, 0.12% 6/7/13 (Liquidity Facility Royal Bank of Canada), VRDN (c)	$ 5,485	$ 5,485
Omaha Pub. Pwr. District Elec. Rev. Participating VRDN Series Putters 3700 Z, 0.14% 6/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	5,000	5,000
		10,485
Nevada - 0.5%
Clark County Arpt. Rev. Series 2008 D 2A, 0.13% 6/7/13, LOC Citibank NA, VRDN (c)	800	800
Clark County Fuel Tax Participating VRDN Series ROC II R 11507, 0.12% 6/7/13 (Liquidity Facility Citibank NA) (c)(f)	2,455	2,455
Clark County McCarran Int'l. Arpt. Passenger Facility Charge Rev. Series 2010 F2, 0.12% 6/7/13, LOC Union Bank NA, VRDN (c)	1,500	1,500
		4,755
New Jersey - 0.0%
Salem County Poll. Cont. Fin. Auth. Rev. (Pub. Svc. Elec. and Gas Co. Proj.) Series 2003 B1, 0.29% 6/7/13, VRDN (c)	200	200
New Mexico - 1.2%
New Mexico Muni. Energy Acquisition Auth. Gas Supply Rev. Series 2009, 0.12% 6/7/13 (Liquidity Facility Royal Bank of Canada), VRDN (c)	11,755	11,755
New York - 3.2%
Dutchess County Indl. Dev. Agcy. Civic Facility Rev. (Lutheran Ctr. at Poughkeepsie, Inc. Proj.) 0.23% 6/7/13, LOC KeyBank NA, VRDN (c)	100	100
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Participating VRDN Series Putters 2559, 0.14% 6/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	1,775	1,775
New York City Transitional Fin. Auth. Rev. Participating VRDN:
Series Putters 3857, 0.14% 6/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	2,500	2,500
Series ROC II R 14022, 0.13% 6/7/13 (Liquidity Facility Citibank NA) (c)(f)	2,815	2,815
New York Dorm. Auth. Revs.:
(City Univ. Proj.) Series 2008 C, 0.12% 6/7/13, LOC Bank of America NA, VRDN (c)	2,600	2,600
Participating VRDN:
Series EGL 06 47 Class A, 0.13% 6/7/13 (Liquidity Facility Citibank NA) (c)(f)	4,500	4,500
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Revs.: - continued
Participating VRDN:
Series EGL 07 0003, 0.12% 6/7/13 (Liquidity Facility Citibank NA) (c)(f)	$ 15,000	$ 15,000
Series 2003 D2E, 0.11% 6/7/13, LOC Royal Bank of Canada, VRDN (c)	3,155	3,155
		32,445
New York & New Jersey - 0.3%
Port Auth. of New York & New Jersey Participating VRDN Series ROC II R 14020, 0.13% 6/7/13 (Liquidity Facility Citibank NA) (c)(f)	3,000	3,000
North Carolina - 2.2%
Charlotte Int'l. Arpt. Rev. (Charlotte Douglas Int'l. Arpt. Proj.) Series 2008 D, 0.12% 6/7/13, LOC Bank of America NA, VRDN (c)	4,000	4,000
Greensboro Combined Enterprise Sys. Rev. Series 2005 B, 0.13% 6/7/13 (Liquidity Facility Bank of America NA), VRDN (c)	2,195	2,195
North Carolina Cap. Facilities Fin. Agcy. Rev. Participating VRDN Series EGL 06 0139, 0.12% 6/7/13 (Liquidity Facility Citibank NA) (c)(f)	1,000	1,000
North Carolina Med. Care Commission Health Care Facilities Rev. (Univ. Health Systems of Eastern Carolina Proj.):
Series 2008 A1, 0.15% 6/7/13, LOC Bank of America NA, VRDN (c)	2,270	2,270
Series 2008 A2, 0.13% 6/7/13, LOC Bank of America NA, VRDN (c)	1,200	1,200
Raleigh Combined Enterprise Sys. Rev. Participating VRDN Series EGL 07 0010, 0.12% 6/7/13 (Liquidity Facility Citibank NA) (c)(f)	9,900	9,900
Raleigh Durham Arpt. Auth. Arpt. Rev. Series 2008 C, 0.13% 6/7/13, LOC U.S. Bank NA, Cincinnati, VRDN (c)	1,650	1,650
		22,215
Ohio - 1.1%
Columbus Gen. Oblig. Participating VRDN Series Putters 2365, 0.14% 6/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	4,360	4,360
Ohio Higher Edl. Facility Commission Rev. (Univ. Hosp. Health Sys. Proj.) Series 2008 D, 0.12% 6/7/13, LOC JPMorgan Chase Bank, VRDN (c)	700	700
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Ohio Hosp. Facilities Rev. Participating VRDN Series Putters 3558, 0.14% 6/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	$ 4,330	$ 4,330
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. Series 2006 A, 0.13% 6/7/13, LOC UBS AG, VRDN (c)	2,000	2,000
		11,390
Oklahoma - 0.1%
Oklahoma Dev. Fin. Auth. Continuing Care Retirement Cmnty. Rev. (Inverness Village Proj.) Series 2007 A, 0.33% 6/7/13, LOC KBC Bank NV, VRDN (c)	300	300
RBC Muni. Products, Inc. Trust Participating VRDN Series RBC E 40, 0.12% 6/7/13 (Liquidity Facility Royal Bank of Canada) (a)(c)(f)	700	700
		1,000
Pennsylvania - 3.2%
Allegheny County Hosp. Dev. Auth. Rev. (Children's Institute Pittsburgh Proj.) Series 2005 B, 0.13% 6/7/13, LOC PNC Bank NA, VRDN (c)	1,000	1,000
Allegheny County Indl. Dev. Auth. Rev. (The Watson Institute Friendship Academy Proj.) Series 2010, 0.13% 6/7/13, LOC PNC Bank NA, VRDN (c)	3,750	3,750
Butler County Gen. Auth. Rev. (Erie School District Proj.) Series 2011, 0.13% 6/7/13, LOC PNC Bank NA, VRDN (c)	1,200	1,200
Chester County Indl. Dev. Auth. Student Hsg. Rev. (West Chester Univ. Proj.) Series 2008 A2, 0.12% 6/7/13, LOC TD Banknorth, NA, VRDN (c)	1,000	1,000
Crawford County Indl. Dev. Auth. College Rev. (Allegheny College Proj.) Series 2009 B, 0.14% 6/7/13, LOC PNC Bank NA, VRDN (c)	2,000	2,000
Lancaster Indl. Dev. Auth. Rev. (United Zion Retirement Cmnty. Proj.) 0.22% 6/7/13, LOC Citizens Bank of Pennsylvania, VRDN (c)	3,690	3,690
Montgomery County Higher Ed. & Health Auth. Rev. (William Penn Charter School Proj.) Series 2001, 0.13% 6/7/13, LOC PNC Bank NA, VRDN (c)	3,275	3,275
Montgomery County Redev. Auth. Multi-family Hsg. Rev. (Forge Gate Apts. Proj.) Series 2001 A, 0.12% 6/7/13, LOC Fannie Mae, VRDN (c)	4,990	4,990
Pennsylvania Gen. Oblig. Participating VRDN Series Putters 4014, 0.14% 6/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	3,500	3,500
Philadelphia Auth. for Indl. Dev. Rev. (The Franklin Institute Proj.) Series 2006, 0.15% 6/7/13, LOC Bank of America NA, VRDN (c)	2,895	2,895
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Somerset County Gen. Oblig. Series 2009 A, 0.13% 6/7/13, LOC PNC Bank NA, VRDN (c)	$ 3,445	$ 3,445
Washington County Hosp. Auth. Rev. (Monongahela Valley Hosp. Proj.) Series 2011 A, 0.13% 6/7/13, LOC PNC Bank NA, VRDN (c)	1,700	1,700
		32,445
Rhode Island - 1.0%
Rhode Island Health and Edl. Bldg. Corp. Higher Ed. Facility Rev.:
(New England Institute of Technology Proj.) Series 2008, 0.12% 6/7/13, LOC TD Banknorth, NA, VRDN (c)	1,220	1,220
(Roger Williams Univ. Proj.) Series 2008 B, 0.11% 6/7/13, LOC U.S. Bank NA, Cincinnati, VRDN (c)	8,800	8,800
		10,020
South Carolina - 1.6%
Columbia Wtrwks. & Swr. Rev. Participating VRDN Series BC 10 42W, 0.14% 6/7/13 (Liquidity Facility Barclays Bank PLC) (c)(f)	2,000	2,000
South Carolina Edl. Facilities Auth. for Private Nonprofit Institutions of Higher Learning Edl. Facilities Rev. (Claflin Univ. Proj.) 0.14% 6/7/13, LOC Bank of America NA, VRDN (c)	6,531	6,531
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev.:
(Bon Secours Health Sys. Proj.) 0.13% 6/7/13, LOC JPMorgan Chase Bank, VRDN (c)	2,000	2,000
(Carolina Piedmont Foundation Proj.) 0.18% 6/7/13, LOC Bank of America NA, VRDN (c)	3,500	3,500
(Institute for Bus. and Home Safety Proj.) Series 2009, 0.15% 6/7/13, LOC Branch Banking & Trust Co., VRDN (c)	2,400	2,400
		16,431
Tennessee - 2.3%
Blount County Pub. Bldg. Auth. (Local Govt. Pub. Impt. Proj.) Series 2008 E1A, 0.15% 6/7/13, LOC Branch Banking & Trust Co., VRDN (c)	5,600	5,600
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund Proj.):
Series 1994, 0.17% 6/7/13, LOC Bank of America NA, VRDN (c)	3,645	3,645
Series 2003, 0.17% 6/3/13, LOC Bank of America NA, VRDN (c)	900	900
Series 2004, 0.17% 6/3/13, LOC Bank of America NA, VRDN (c)	1,330	1,330
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Tennessee - continued
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund Proj.): - continued
Series 2005, 0.17% 6/3/13, LOC Bank of America NA, VRDN (c)	$ 3,705	$ 3,705
Knox County Health Edl. & Hsg. Facilities Board Hosp. Facilities Rev. Series 2011 A, 0.12% 6/7/13, LOC Bank of America NA, VRDN (c)	500	500
Montgomery County Pub. Bldg. Auth. Pooled Fing. Rev. (Tennessee County Ln. Pool Prog.):
Series 1999, 0.17% 6/7/13, LOC Bank of America NA, VRDN (c)	5,500	5,500
Series 2006, 0.17% 6/3/13, LOC Bank of America NA, VRDN (c)	600	600
Nashville and Davidson County Metropolitan Govt. Gen. Oblig. Participating VRDN Series Clipper 06 4, 0.12% 6/7/13 (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(f)	1,500	1,500
		23,280
Texas - 2.0%
Harris County Cultural Ed. Facilities Fin. Corp. Med. Facilities Rev. Series 2012 C, 0.12% 6/7/13, LOC Barclays Bank PLC, VRDN (c)	1,400	1,400
Harris County Indl. Dev. Corp. (HFOTCO LLC Proj.) Series 2012, 0.11% 6/7/13, LOC Bank of America NA, VRDN (c)	2,000	2,000
North East Texas Independent School District Participating VRDN Series Putters 2355, 0.14% 6/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	4,460	4,460
North Texas Tollway Auth. Rev. Series 2011 A, 0.13% 6/7/13, LOC Morgan Stanley Bank, West Valley City Utah, VRDN (c)	3,295	3,295
San Antonio Elec. & Gas Sys. Rev. Participating VRDN Series Putters 3344, 0.14% 6/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	3,215	3,215
San Antonio Pub. Facilities Corp. and Rfdg. Lease Participating VRDN Series CTE 12 3AX, 0.12% 6/7/13 (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(f)	400	400
Spring Branch Independent School District Participating VRDN Series Putters 3377, 0.14% 6/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	1,495	1,495
Texas A&M Univ. Rev. Participating VRDN Series BC 10 39W, 0.14% 6/7/13 (Liquidity Facility Barclays Bank PLC) (c)(f)	1,500	1,500
Texas City Indl. Dev. Corp. (NRG Energy, Inc. Proj.) Series 2012, 0.17% 6/7/13, LOC Bank of America NA, VRDN (c)	200	200
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Texas Dept. of Hsg. & Cmnty. Affairs Multi-family Hsg. Rev. Series 2003, 0.13% 6/7/13, LOC Freddie Mac, VRDN (c)	$ 1,300	$ 1,300
Texas Gen. Oblig. Participating VRDN Series Solar 06 57, 0.12% 6/7/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	1,000	1,000
		20,265
Utah - 0.1%
Emery County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.14% 6/7/13, LOC Wells Fargo Bank NA, VRDN (c)	1,140	1,140
Virginia - 1.3%
Fairfax County Indl. Dev. Auth. Participating VRDN Series Putters 4254, 0.14% 6/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	3,495	3,495
Hanover County Econ. Dev. Auth. Rev. (Bon Secours Health Sys. Proj.) Series 2008 D1, 0.17% 6/7/13, LOC Bank of New York, New York, VRDN (c)	1,000	1,000
Richmond Pub. Util. Rev. Participating VRDN Series ROC II R 10410, 0.14% 6/7/13 (Liquidity Facility Citibank NA) (c)(f)	4,130	4,130
Virginia College Bldg. Auth. Edl. Facilities Rev. Participating VRDN Series PZ 161, 0.14% 6/7/13 (Liquidity Facility Wells Fargo & Co.) (c)(f)	3,860	3,860
		12,485
Washington - 1.5%
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Participating VRDN Series Putters 2866, 0.14% 6/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	1,000	1,000
King County Gen. Oblig. Participating VRDN Series MT 789, 0.12% 6/7/13 (Liquidity Facility Bank of America NA) (c)(f)	3,210	3,210
King County Swr. Rev. Participating VRDN Series ROC II R 11962, 0.12% 6/7/13 (Liquidity Facility Citibank NA) (c)(f)	1,600	1,600
Washington Gen. Oblig. Participating VRDN:
Series Clipper 05 39, 0.12% 6/7/13 (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(f)	1,300	1,300
Series ROC II R 11889, 0.12% 6/7/13 (Liquidity Facility Citibank NA) (c)(f)	3,250	3,250
Washington Health Care Facilities Auth. Rev. Participating VRDN Series Putters 4728, 0.11% 6/7/13 (Liquidity Facility Bank of America NA) (c)(f)	1,200	1,200
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Washington Hsg. Fin. Commission Multi-family Hsg. Rev. (Discovery Heights Apt. Proj.) Series 2010, 0.13% 6/7/13, LOC Freddie Mac, VRDN (c)	$ 1,000	$ 1,000
Washington Hsg. Fin. Commission Nonprofit Hsg. Rev. (Horizon House Proj.) Series 2005, 0.13% 6/7/13, LOC Wells Fargo Bank NA, VRDN (c)	2,300	2,300
		14,860
West Virginia - 0.1%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. (Appalachian Pwr. Co. - Amos Proj.) Series 2009 B, 0.12% 6/7/13, LOC Sumitomo Mitsui Banking Corp., VRDN (c)	1,200	1,200
Wyoming - 0.3%
Converse County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.13% 6/7/13, LOC Wells Fargo Bank NA, VRDN (c)	2,600	2,600
TOTAL VARIABLE RATE DEMAND NOTE (Cost $531,361)		531,361
Other Municipal Debt - 36.3%

Alabama - 0.0%
Alabama Pub. School & College Auth. Rev. Bonds Series WF 11 37C, 0.2%, tender 8/15/13 (Liquidity Facility Wells Fargo Bank NA) (c)(f)(g)	200	200
Alaska - 0.5%
Alaska Gen. Oblig. BAN 1.75% 3/25/14	3,600	3,646
Alaska Indl. Dev. & Export Auth. Rev. Bonds (Providence Health Systems Proj.) Series 2003 H, 5.25% 10/1/13	1,000	1,017
Anchorage Gen. Oblig. Series A1, 0.23% 6/5/13, LOC Wells Fargo Bank NA, CP	200	200
North Slope Borough Gen. Oblig. Bonds Series 2012 A, 1% 6/30/13	500	500
		5,363
Arizona - 1.6%
Chandler Gen. Oblig. Bonds Series GS 07 49TP, 0.27%, tender 6/13/13 (Liquidity Facility Wells Fargo & Co.) (c)(f)(g)	11,195	11,195
Phoenix Civic Impt. Series 2011 B:
0.16% 6/13/13, LOC Barclays Bank PLC, CP	800	800
0.16% 6/13/13, LOC Barclays Bank PLC, CP	800	800
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Phoenix Civic Impt. Corp. Series 2009, 0.2% 6/10/13, LOC Bank of America NA, CP	$ 640	$ 640
Phoenix Civic Impt. Corp. Wastewtr. Sys. Rev. Series 2012 B, 0.17% 6/6/13, LOC Wells Fargo Bank NA, CP	2,400	2,400
		15,835
California - 4.9%
California Edl. Facilities Auth. Rev. Bonds (Stanford Univ. Proj.) Series S3, 0.19% tender 12/5/13, CP mode	1,600	1,600
California Gen. Oblig. RAN Series A2, 2.5% 6/20/13	4,200	4,205
California Statewide Cmntys. Dev. Auth. Rev. Bonds (State of California Proposition 1A Receivables Prog.) Series 2009, 5% 6/15/13	3,140	3,146
Fresno County Gen. Oblig. TRAN 2% 6/28/13	1,000	1,001
Los Angeles Cmnty. College District Bonds:
Series 2013 F, 2% 8/1/13 (b)	800	802
Series 2013, 2% 8/1/13 (b)	1,000	1,003
Los Angeles County Gen. Oblig. Series 2010 C, 0.17% 8/15/13, LOC Wells Fargo Bank NA, CP	700	700
Los Angeles Unified School District Bonds Series Putters 4290, 0.17%, tender 8/14/13 (Liquidity Facility JPMorgan Chase & Co.) (c)(f)(g)	2,400	2,400
Orange County Sanitation District Ctfs. of Prtn.:
BAN Series 2012 C, 2% 10/30/13	700	705
Bonds Series MS 06 2222, 0.19%, tender 11/21/13 (Liquidity Facility Wells Fargo & Co.) (c)(f)(g)	600	600
Riverside County Gen. Oblig. TRAN Series 2012 B, 2% 6/28/13	1,100	1,101
San Bernardino County Gen. Oblig. TRAN 2% 6/28/13	1,000	1,001
San Diego County Wtr. Auth. Wtr. Rev. Bonds Series WF 08 29C, 0.2%, tender 8/15/13 (Liquidity Facility Wells Fargo & Co.) (c)(f)(g)	1,085	1,085
San Diego Gen. Oblig. TRAN 2.5% 6/28/13	25,000	25,044
San Francisco City & County Gen. Oblig. Bonds Series 2011 R1, 5% 6/15/13	600	601
San Francisco County Trans. Auth. Series 2004 A, 0.17% 9/12/13, LOC Wells Fargo Bank NA, CP	4,000	4,000
		48,994
Colorado - 0.5%
Colorado Ed. Ln. Prog. TRAN Series 2012 C, 1.5% 6/27/13	1,300	1,301
Colorado Gen. Fdg. Rev. TRAN Series 2012 A, 2.5% 6/27/13	2,100	2,103
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Colorado - continued
Colorado Reg'l. Trans. District Sales Tax Rev. Bonds Series WF 12 110C, 0.27%, tender 6/13/13 (Liquidity Facility Wells Fargo Bank NA) (c)(f)(g)	$ 700	$ 700
Jefferson County School District #R1 TAN Series 2012, 1.5% 6/28/13	500	500
		4,604
Connecticut - 0.2%
Connecticut Dev. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1999, 0.4% tender 6/11/13, CP mode	1,500	1,500
Connecticut Gen. Oblig. Bonds Series 2012 F, 1% 9/15/13	600	601
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Bonds Series 2012 A, 2% 1/1/14	200	202
		2,303
District Of Columbia - 0.4%
District of Columbia Rev. Bonds (American Nat'l. Red Cross Proj.) Series 2000, 0.17% tender 9/9/13, LOC JPMorgan Chase Bank, CP mode	1,300	1,300
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev. Series 1, 0.18% 8/5/13, LOC JPMorgan Chase Bank, CP	2,600	2,600
		3,900
Florida - 1.2%
Florida Dept. of Envir. Protection Rev. Bonds Series 2010 D, 5% 7/1/13	1,625	1,631
Florida Division of Bond Fin. Dept. Gen. Svcs. Revs. Bonds:
Series 1997 B, 6% 7/1/13	955	959
Series 1998 A, 6% 7/1/13	300	301
Florida Gen. Oblig. Bonds Series PZ 130, 0.19%, tender 11/21/13 (Liquidity Facility Wells Fargo & Co.) (c)(f)(g)	3,440	3,440
Florida Hurricane Catastrophe Fund Fin. Corp. Rev. Bonds Series 2008 A, 4.125% 7/1/13	250	251
Florida Wtr. Poll. Cont. Fing. Corp. Rev. Bonds Series 2010 A, 5% 7/15/13	500	503
Hillsborough County Cap. Impt. Prog. Rev. Series 2013 A, 0.16% 6/27/13, LOC State Street Bank & Trust Co., Boston, CP	576	576
Indian River County School District TAN Series 2012, 1.25% 6/30/13	500	500
JEA Saint Johns River Pwr. Park Sys. Rev. Bonds Series 23 Issue 2, 5% 10/1/13	1,700	1,727
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Orlando & Orange County Expressway Auth. Rev. Bonds Series 2003 A, 5% 7/1/13 (Escrowed to Maturity)	$ 500	$ 502
Tampa Health Sys. Rev. Bonds:
Series 2012 B, 0.22%, tender 12/27/13 (c)	1,000	1,000
Series WF 12 21 C, 0.2%, tender 9/5/13 (Liquidity Facility Wells Fargo Bank NA) (c)(f)(g)	300	300
		11,690
Georgia - 0.7%
Fulton County Gen. Oblig. TAN Series 2013, 2% 12/31/13	2,600	2,628
Georgia Gen. Oblig. Bonds:
Series 2003 D, 4.5% 12/1/13 (Pre-Refunded to 12/1/13 @ 100)	500	511
Series 2011 F, 5% 12/1/13	2,250	2,304
Georgia Muni. Gas Auth. Rev. Bonds (Gas Portfolio III Proj.) Series R, 2% 10/1/13	500	503
Metropolitan Atlanta Rapid Transit Series 2012 D1, 0.17% 8/8/13, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	700	700
		6,646
Idaho - 0.7%
Idaho Gen. Oblig. TAN Series 2012, 2% 6/28/13	7,400	7,410
Illinois - 0.4%
Chicago Metropolitan Wtr. Reclamation District Greater Chicago Bonds Series 2002 D, 5.375% 12/1/13	1,000	1,026
Illinois Fin. Auth. Ed. Rev. 0.16% 8/6/13, LOC PNC Bank NA, CP	600	600
Illinois Fin. Auth. Rev. Bonds:
(Hosp. Sisters Svcs., Inc. Proj.) Series 2012 H, 0.17% tender 6/3/13, CP mode	600	600
(Palos Cmnty. Hosp. Proj.) Series 2010 C, 0.16% tender 8/5/13, CP mode	1,885	1,885
		4,111
Indiana - 0.7%
Indiana Fin. Auth. Hosp. Rev. Bonds Series 2013, 2% 8/15/13	675	677
Indiana Fin. Auth. Indl. Rev. Bonds (Midwest Fertilizer Corp. Proj.) Series 2012, 0.2%, tender 7/1/13 (c)	5,000	5,000
Indianapolis Gas Util. Sys. Rev. 0.18% 8/7/13, LOC JPMorgan Chase Bank, CP	900	900
		6,577
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Kansas - 1.4%
Kansas Dept. of Trans. Hwy. Rev. Bonds Series 2012 A1, 0.15% 9/1/13 (c)	$ 500	$ 500
Wichita Gen. Oblig. BAN Series 254, 0.25% 2/11/14	1,600	1,600
Wyandotte County/Kansas City Unified Govt. Gen. Oblig. BAN 0.24% 3/1/14	12,000	12,001
		14,101
Kentucky - 0.2%
Jefferson County Poll. Cont. Rev. Bonds Series 2001 A, 0.25% tender 6/24/13, CP mode	600	600
Trimble County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 1992 A, 0.25% tender 6/24/13, CP mode	1,200	1,200
		1,800
Maryland - 1.3%
Baltimore County Gen. Oblig. Series 2011:
0.13% 6/5/13 (Liquidity Facility Mizuho Corporate Bank Ltd.), CP	1,400	1,400
0.16% 6/5/13 (Liquidity Facility Mizuho Corporate Bank Ltd.), CP	2,000	2,000
0.16% 7/9/13 (Liquidity Facility Mizuho Corporate Bank Ltd.), CP	1,563	1,563
0.17% 6/3/13 (Liquidity Facility Mizuho Corporate Bank Ltd.), CP	1,898	1,898
0.18% 7/9/13 (Liquidity Facility Mizuho Corporate Bank Ltd.), CP	3,000	3,000
Maryland Gen. Oblig. Bonds Series 2002 A, 5.5% 8/1/13	1,100	1,110
Montgomery County Gen. Oblig. Bonds Series 2010 A, 5% 8/1/13	1,000	1,008
Prince Georges County Ctfs. of Prtn. Bonds (Equip. Aquisition Prog.) Series 2012, 2% 10/15/13	1,035	1,042
		13,021
Massachusetts - 0.2%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1992, 0.4% tender 6/25/13, CP mode	1,600	1,600
Series 1993 A, 0.4% tender 6/24/13, CP mode	600	600
		2,200
Michigan - 0.4%
JPMorgan Chase Bonds Series Putters 4300, 0.19%, tender 7/25/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)(g)	300	300
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Michigan Bldg. Auth. Rev. Series 6, 0.17% 6/6/13, LOC State Street Bank & Trust Co., Boston, LOC U.S. Bank NA, Cincinnati, CP	$ 2,700	$ 2,700
Michigan Hosp. Fin. Auth. Rev. Bonds (Trinity Health Sys. Proj.) Series 2008 C, 0.15% tender 7/16/13, CP mode	700	700
		3,700
Minnesota - 0.1%
Univ. of Minnesota Univ. Revs. Series 2005 A, 0.16% 6/18/13, CP	600	600
Missouri - 0.1%
Missouri Board of Pub. Buildings Spl. Oblig. Bonds Series 2003 A, 5% 10/15/13 (Pre-Refunded to 10/15/13 @ 100)	400	407
Missouri Health & Edl. Facilities Auth. Health Facilities Rev. Bonds (CoxHealth Proj.) Series 2008 B, 0.16% tender 8/5/13, LOC Bank of Nova Scotia New York Branch, CP mode	600	600
		1,007
Nebraska - 0.1%
Nebraska Pub. Pwr. District Rev. Series 2013 A:
0.17% 7/16/13, CP	600	600
0.17% 8/5/13, CP	600	600
		1,200
New Hampshire - 0.1%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1990 A, 0.42% tender 6/28/13, CP mode	1,200	1,200
New Jersey - 0.0%
Passaic County Gen. Oblig. BAN Series 2012 A, 1.25% 12/27/13	500	503
New Mexico - 0.3%
New Mexico Severance Tax Rev. Bonds Series 2010 D, 4% 7/1/13	2,600	2,608
New York - 3.4%
Brewster Central School District BAN Series 2013, 1.5% 1/31/14	28,330	28,578
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2013, 0.17% 6/10/13, CP	4,300	4,300
Series 8, 0.18% 1/31/14, CP	1,400	1,400
		34,278
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
North Carolina - 0.2%
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev. Bonds Series 2012 A, 2% 1/1/14	$ 1,900	$ 1,919
Ohio - 1.7%
Ohio Higher Edl. Facility Commission Rev. Bonds:
(The Cleveland Clinic Foundation Proj.) Series 2008 B6, 0.15% tender 6/13/13, CP mode	9,200	9,200
Series 2008 B6, 0.19% tender 6/6/13, CP mode	8,000	8,000
		17,200
Oklahoma - 0.7%
Oklahoma City Wtr. Utils. Trust Wtr. and Swr. Rev. Series 2013 A:
0.17% 7/24/13, LOC State Street Bank & Trust Co., Boston, CP	2,500	2,500
0.17% 7/24/13, LOC State Street Bank & Trust Co., Boston, CP	1,000	1,000
0.17% 7/24/13, LOC State Street Bank & Trust Co., Boston, CP	500	500
0.17% 7/25/13, LOC State Street Bank & Trust Co., Boston, CP	3,000	3,000
		7,000
Oregon - 0.5%
Clackamas County Hosp. Facility Auth. Bonds (Providence Health Sys. Proj.) Series D, 0.17% tender 6/11/13, CP mode	4,000	4,000
Oregon Gen. Oblig. Bonds Series WF11 57 C, 0.27%, tender 6/13/13 (Liquidity Facility Wells Fargo Bank NA) (c)(f)(g)	1,030	1,030
		5,030
Pennsylvania - 0.1%
Philadelphia Gen. Oblig. TRAN Series 2012 A, 2% 6/28/13	1,500	1,502
South Carolina - 1.2%
Beaufort County School District BAN Series 2013 B, 1.25% 4/24/14	700	707
Charleston County School District BAN 1% 5/8/14	600	605
South Carolina Assoc. of Governmental Organizations Ctfs. of Prtn. Bonds Series 2013 A, 1.5% 3/3/14 (South Carolina Gen. Oblig. Guaranteed)	1,300	1,313
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
South Carolina - continued
South Carolina Gen. Oblig. Bonds Series ROC II R 692W, 0.19%, tender 11/21/13 (Liquidity Facility Wells Fargo & Co.) (c)(f)(g)	$ 4,165	$ 4,165
York County Poll. Cont. Rev. Bonds (Duke Energy Corp. Proj.) 0.4% tender 6/3/13, CP mode	5,100	5,100
		11,890
Texas - 9.7%
Eanes Independent School District Bonds Series 2006 A, 5% 8/1/13 (Permanent School Fund of Texas Guaranteed)	1,000	1,008
Fort Bend Independent School District Bonds Series PZ 124, 0.19%, tender 11/21/13 (Liquidity Facility Wells Fargo & Co.) (c)(f)(g)	10,345	10,345
Frisco Independent School District Bonds Series 2010, 4% 8/15/13 (Permanent School Fund of Texas Guaranteed)	1,000	1,008
Harris County Gen. Oblig. Series 2013 D, 0.17% 8/15/13 (Liquidity Facility JPMorgan Chase Bank), CP	1,985	1,985
Harris County Metropolitan Trans. Auth.:
Series 2013 A1, 0.19% 8/8/13 (Liquidity Facility JPMorgan Chase Bank), CP	16,500	16,500
Series 2013 A3, 0.18% 6/21/13 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	3,600	3,600
Houston Gen. Oblig. Series 2013 A, 0.2% 6/10/13, LOC Union Bank NA, CP	1,400	1,400
Irving Independent School District Bonds Series PT 3954, 0.19%, tender 11/21/13 (Liquidity Facility Wells Fargo & Co.) (c)(f)(g)	500	500
Lower Colorado River Auth. Rev. 0.18% 7/9/13, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	600	600
Pasadena Independent School District Bonds Series 2013:
1% 8/15/13 (Permanent School Fund of Texas Guaranteed)	400	401
2% 2/15/14 (Permanent School Fund of Texas Guaranteed)	2,550	2,582
Rockwall Independent School District Bonds Series 2013, 2% 2/15/14 (Permanent School Fund of Texas Guaranteed)	1,320	1,336
Round Rock Independent School District Bonds Series 2005, 5% 8/1/13 (Permanent School Fund of Texas Guaranteed)	875	882
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. Bonds (Baylor Health Care Sys. Proj.) Series 2013 B, 0.21%, tender 12/27/13 (c)	400	400
Texas A&M Univ. Rev. Series 1993 B:
0.17% 6/27/13, CP	700	700
0.17% 6/27/13, CP	2,500	2,500
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Texas Gen. Oblig.:
Bonds Series 2010 B, 5% 10/1/13	$ 500	$ 508
TRAN 2.5% 8/30/13	49,600	49,881
		96,136
Utah - 0.1%
Intermountain Pwr. Agcy. Pwr. Supply Rev. Series 1997 B1, 0.17% 6/5/13 (Liquidity Facility Bank of Nova Scotia), CP	1,300	1,300
Virginia - 0.3%
Fairfax County Indl. Dev. Auth. Bonds (Inova Health Sys. Proj.) Series 2012 C, 0.2%, tender 12/27/13 (c)	1,100	1,100
Virginia Commonwealth Trans. Board Rev. Bonds (Trans. Cap. Proj.) Series 2012, 4% 5/15/14	1,000	1,036
Virginia Pub. Bldg. Auth. Pub. Facilities Rev. Bonds Series 2004 A, 5% 8/1/13	500	504
		2,640
Washington - 0.6%
Energy Northwest Elec. Rev. Bonds:
(#1 Proj.):
Series 2003 A, 5.5% 7/1/13	1,630	1,637
Series 2005 A, 5% 7/1/13	500	502
Series 2007 A, 5% 7/1/13	1,000	1,004
King County Kent School District #145 Gen. Oblig. Bonds (Cr. Enhancement Prog.) Series 2012 A, 2% 12/1/13 (Washington Gen. Oblig. Guaranteed)	1,265	1,276
Washington Ctfs. of Prtn. Bonds Series 2012 B, 3% 7/1/13	1,250	1,253
		5,672
Wisconsin - 1.8%
Madison Gen. Oblig. Bonds Series 2012 C, 2% 10/1/13	765	769
Milwaukee Gen. Oblig. RAN Series 2013 R1, 1.75% 12/5/13	2,300	2,318
Wisconsin Gen. Oblig. Bonds Series WF 12 111C, 0.27%, tender 6/13/13 (Liquidity Facility Wells Fargo Bank NA) (c)(f)(g)	600	600
Wisconsin Health & Edl. Facilities Auth. Rev. Bonds:
(Hosp. Sisters Svcs., Inc. Proj.) Series 2013 B:
0.16% tender 6/5/13, LOC U.S. Bank NA, Cincinnati, CP mode	650	650
0.16% tender 8/5/13, CP mode	400	400
Series 2010 C, 0.19% tender 7/9/13, LOC Bank of America NA, CP mode	1,500	1,500
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - continued
Wisconsin Health & Edl. Facilities Auth. Rev. Bonds: - continued
Series 2012 B, 2% 8/15/13	$ 500	$ 502
Wisconsin Trans. Rev.:
Series 1997, 0.18% 8/7/13 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	3,125	3,125
Series 2006 A:
0.17% 9/12/13 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	5,260	5,260
0.18% 8/7/13 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	3,000	3,000
		18,124
TOTAL OTHER MUNICIPAL DEBT (Cost $362,264)		362,264
Investment Company - 10.2%
	Shares
Fidelity Tax-Free Cash Central Fund, 0.12% (d)(e) (Cost $102,439)	102,439,000	102,439
TOTAL INVESTMENT PORTFOLIO - 99.7% (Cost $996,064)		996,064
NET OTHER ASSETS (LIABILITIES) - 0.3%		3,266
NET ASSETS - 100%		$ 999,330
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
CP	-	COMMERCIAL PAPER
RAN	-	REVENUE ANTICIPATION NOTE
TAN	-	TAX ANTICIPATION NOTE
TRAN	-	TAX AND REVENUE ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $700,000 or 0.1% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f) Provides evidence of ownership in one or more underlying municipal bonds.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $36,860,000 or 3.7% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost (000s)
Alabama Pub. School & College Auth. Rev. Bonds Series WF 11 37C, 0.2%, tender 8/15/13 (Liquidity Facility Wells Fargo Bank NA)	1/3/13	$ 200
Chandler Gen. Oblig. Bonds Series GS 07 49TP, 0.27%, tender 6/13/13 (Liquidity Facility Wells Fargo & Co.)	10/2/09 - 11/30/12	$ 11,195
Colorado Reg'l. Trans. District Sales Tax Rev. Bonds Series WF 12 110C, 0.27%, tender 6/13/13 (Liquidity Facility Wells Fargo Bank NA)	12/19/12	$ 700
Florida Gen. Oblig. Bonds Series PZ 130, 0.19%, tender 11/21/13 (Liquidity Facility Wells Fargo & Co.)	11/10/06 - 8/5/10	$ 3,440
Security	Acquisition Date	Cost (000s)
Fort Bend Independent School District Bonds Series PZ 124, 0.19%, tender 11/21/13 (Liquidity Facility Wells Fargo & Co.)	11/8/06 - 11/29/12	$ 10,345
Irving Independent School District Bonds Series PT 3954, 0.19%, tender 11/21/13 (Liquidity Facility Wells Fargo & Co.)	11/29/12	$ 500
JPMorgan Chase Bonds Series Putters 4300, 0.19%, tender 7/25/13 (Liquidity Facility JPMorgan Chase Bank)	5/2/13	$ 300
Los Angeles Unified School District Bonds Series Putters 4290, 0.17%, tender 8/14/13 (Liquidity Facility JPMorgan Chase & Co.)	3/28/13	$ 2,400
Orange County Sanitation District Ctfs. of Prtn. Bonds Series MS 06 2222, 0.19%, tender 11/21/13 (Liquidity Facility Wells Fargo & Co.)	5/17/13	$ 600
Security	Acquisition Date	Cost (000s)
Oregon Gen. Oblig. Bonds Series WF11 57 C, 0.27%, tender 6/13/13 (Liquidity Facility Wells Fargo Bank NA)	5/15/12	$ 1,030
San Diego County Wtr. Auth. Wtr. Rev. Bonds Series WF 08 29C, 0.2%, tender 8/15/13 (Liquidity Facility Wells Fargo & Co.)	3/22/12	$ 1,085
South Carolina Gen. Oblig. Bonds Series ROC II R 692W, 0.19%, tender 11/21/13 (Liquidity Facility Wells Fargo & Co.)	8/3/12 - 9/10/12	$ 4,165
Tampa Health Sys. Rev. Bonds Series WF 12 21 C, 0.2%, tender 9/5/13 (Liquidity Facility Wells Fargo Bank NA)	9/10/12	$ 300
Wisconsin Gen. Oblig. Bonds Series WF 12 111C, 0.27%, tender 6/13/13 (Liquidity Facility Wells Fargo Bank NA)	12/19/12 - 12/28/12	$ 600
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Tax-Free Cash Central Fund	$ 131
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At May 31, 2013, the cost of investment securities for income tax purposes was $996,064,000.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for
Fidelity® Arizona Municipal

Money Market Fund

May 31, 2013

1.802202.109

SPZ-QTLY-0713

Investments May 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 59.8%
	Principal Amount	Value
Alabama - 0.0%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 0.39% 6/7/13, VRDN (a)(d)	$ 200,000	$ 200,000
Arizona - 58.0%
Arizona Board of Regents Arizona State Univ. Rev. Participating VRDN Series Putters 4147, 0.14% 6/7/13 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	3,680,000	3,680,000
Arizona Health Facilities Auth. Rev.:
(Banner Health Sys. Proj.):
Series 2008 E, 0.13% 6/7/13, LOC Bank of America NA, VRDN (a)	2,300,000	2,300,000
Series 2008 F, 0.13% 6/7/13, LOC JPMorgan Chase Bank, VRDN (a)	2,435,000	2,435,000
(Catholic Healthcare West Proj.):
Series 2005 B, 0.14% 6/7/13, LOC JPMorgan Chase Bank, VRDN (a)	11,210,000	11,210,000
Series 2008 B, 0.13% 6/7/13, LOC PNC Bank NA, VRDN (a)	10,000,000	10,000,000
Series 2009 F, 0.12% 6/7/13, LOC Mizuho Corporate Bank Ltd., VRDN (a)	15,200,000	15,200,000
(Royal Oaks Life Care Cmnty. Proj.) Series 2002, 0.15% 6/7/13, LOC Bank of America NA, VRDN (a)	3,500,000	3,500,000
Arizona Health Facilities Auth. Sr. Living Rev. (Royal Oaks Life Care Cmnty. Proj.) Series 2008, 0.15% 6/7/13, LOC Bank of America NA, VRDN (a)	3,700,000	3,700,000
Arizona Hsg. Fin. Auth. Multi-family Hsg. Rev. (Santa Carolina Apts. Proj.) Series 2005, 0.17% 6/7/13, LOC Fannie Mae, VRDN (a)(d)	3,645,000	3,645,000
Casa Grande Indl. Dev. Auth. Indl. Dev. Rev. (Price Companies, Inc. Proj.) Series A, 0.3% 6/7/13, LOC Bank of America NA, VRDN (a)(d)	1,230,000	1,230,000
Coconino County Poll. Cont. Corp. Rev.:
(Arizona Pub. Svc. Co. Navajo Proj.) Series 2009 B, 0.09% 6/3/13, LOC JPMorgan Chase Bank, VRDN (a)(d)	11,700,000	11,700,000
(Tucson Elec. Pwr. Co. Navajo Proj.) Series 2010 A, 0.18% 6/7/13, LOC JPMorgan Chase Bank, VRDN (a)(d)	3,500,000	3,500,000
Eclipse Fdg. Trust Various States Participating VRDN Series Solar 06 23, 0.12% 6/7/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(e)	3,900,000	3,900,000
Maricopa County Indl. Dev. Auth. Multi-family Hsg. Rev.:
(Glenn Oaks Apts. Proj.) Series 2001, 0.19% 6/7/13, LOC Fannie Mae, VRDN (a)(d)	2,259,675	2,259,675
(Ranchwood Apts. Proj.) Series 2001 A, 0.17% 6/7/13, LOC Fannie Mae, VRDN (a)(d)	1,500,000	1,500,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Arizona - continued
Maricopa County Indl. Dev. Auth. Multi-family Hsg. Rev.: - continued
(San Angelin Apts. Proj.) Series 2004, 0.13% 6/7/13, LOC Fannie Mae, VRDN (a)(d)	$ 1,300,000	$ 1,300,000
(San Martin Apts. Proj.) Series A1, 0.13% 6/7/13, LOC Fannie Mae, VRDN (a)(d)	6,000,000	6,000,000
(San Remo Apts. Proj.) Series 2002, 0.13% 6/7/13, LOC Fannie Mae, VRDN (a)(d)	8,675,000	8,675,000
(Village at Sun Valley Apts. Proj.) Series 2008, 0.15% 6/7/13, LOC Freddie Mac, VRDN (a)(d)	9,240,000	9,240,000
(Village Square Apts. Proj.) Series 2004, 0.15% 6/7/13, LOC Fannie Mae, VRDN (a)(d)	1,000,000	1,000,000
Maricopa County Indl. Dev. Auth. Rev.:
(Clayton Homes, Inc. Proj.) Series 1998, 0.17% 6/7/13, LOC U.S. Bank NA, Cincinnati, VRDN (a)(d)	1,000,000	1,000,000
(Valley of the Sun YMCA Proj.) Series 2008, 0.15% 6/7/13, LOC U.S. Bank NA, Cincinnati, VRDN (a)	6,700,000	6,700,000
Mesa Util. Sys. Rev. Participating VRDN Series ROC II R 11959X, 0.13% 6/7/13 (Liquidity Facility Citibank NA) (a)(e)	7,250,000	7,250,000
Northern Arizona Univ. Revs. Participating VRDN Series Solar 07 14, 0.12% 6/7/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(e)	4,600,000	4,600,000
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Participating VRDN:
Series Putters 3458, 0.14% 6/7/13 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	4,000,000	4,000,000
Series ROC II R 12311, 0.12% 6/7/13 (Liquidity Facility Citibank NA) (a)(e)	3,500,000	3,500,000
Phoenix Gen. Oblig. Participating VRDN Series BBT 2012, 0.12% 6/7/13 (Liquidity Facility Branch Banking & Trust Co.) (a)(e)	10,640,000	10,640,000
Phoenix Indl. Dev. Auth. Multi-family Hsg. Rev.:
(Del Mar Terrace Apts. Proj.) Series 1999 A, 0.14% 6/7/13, LOC Freddie Mac, VRDN (a)	2,300,000	2,300,000
(Westward Ho Apts. Proj.) Series 2003 A, 0.2% 6/7/13, LOC Bank of America NA, VRDN (a)(d)	4,085,000	4,085,000
Phoenix Indl. Dev. Auth. Rev.:
(Independent Newspaper, Inc. Proj.) Series 2000, 0.33% 6/7/13, LOC Wells Fargo Bank NA, VRDN (a)(d)	720,000	720,000
(Phoenix Expansion Proj.) Series 2002, 0.38% 6/7/13, LOC JPMorgan Chase Bank, VRDN (a)(d)	1,885,000	1,885,000
Pima County Indl. Dev. Auth. Indl. Rev. (Tucson Elec. Pwr. Co. Proj.) Series 1982 A, 0.18% 6/7/13, LOC Wells Fargo Bank NA, VRDN (a)	7,900,000	7,900,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Arizona - continued
Pima County Indl. Dev. Auth. Multi-family Hsg. Rev.:
(River Point Proj.) Series 2001, 0.17% 6/7/13, LOC Fannie Mae, VRDN (a)(d)	$ 5,845,000	$ 5,845,000
Series A, 0.17% 6/7/13, LOC Fannie Mae, VRDN (a)(d)	3,200,000	3,200,000
Pima County Indl. Dev. Auth. Rev. (Broadway Proper Congregate Proj.) Series 2000 A, 0.12% 6/7/13, LOC Fed. Home Ln. Bank, San Francisco, VRDN (a)	3,460,000	3,460,000
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Participating VRDN:
Series EGL 06 14 Class A, 0.12% 6/7/13 (Liquidity Facility Citibank NA) (a)(e)	1,300,000	1,300,000
Series EGL 07 0012, 0.12% 6/7/13 (Liquidity Facility Citibank NA) (a)(e)	1,000,000	1,000,000
Series MS 3078, 0.12% 6/7/13 (Liquidity Facility Cr. Suisse) (a)(e)	1,500,000	1,500,000
Series MS 3179, 0.15% 6/7/13 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(e)	3,020,000	3,020,000
Series ROC II R 11980 X, 0.12% 6/7/13 (Liquidity Facility Citibank NA) (a)(e)	2,800,000	2,800,000
Series WF 09 40C, 0.13% 6/7/13 (Liquidity Facility Wells Fargo & Co.) (a)(e)	3,300,000	3,300,000
Scottsdale Gen. Oblig. Participating VRDN Series BBT 08 20, 0.12% 6/7/13 (Liquidity Facility Branch Banking & Trust Co.) (a)(e)	11,055,000	11,055,000
Tempe Indl. Dev. Auth. Rev. (ASUF Brickyard Proj.) Series 2004 A, 0.13% 6/7/13, LOC Bank of America NA, VRDN (a)	11,450,000	11,450,000
Yavapai County Indl. Dev. Auth. (Northern Arizona Healthcare Sys. Proj.) Series 2008 B, 0.12% 6/7/13, LOC Wells Fargo Bank NA, VRDN (a)	3,700,000	3,700,000
Yuma Indl. Dev. Auth. Hosp. Rev. (Yuma Reg'l. Med. Ctr. Proj.) Series 2008, 0.13% 6/7/13, LOC JPMorgan Chase Bank, VRDN (a)	9,700,000	9,700,000
		221,884,675
California - 0.3%
California Health Facilities Fing. Auth. Rev. Participating VRDN Series MS 3267, 0.12% 6/7/13 (Liquidity Facility Cr. Suisse) (a)(e)	1,000,000	1,000,000
Delaware - 0.1%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.) Series 1999 A, 0.3% 6/7/13, VRDN (a)	400,000	400,000
Louisiana - 0.1%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.) Series 2010 B1, 0.33% 6/7/13, VRDN (a)	360,000	360,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Nebraska - 0.0%
Stanton County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1996, 0.39% 6/7/13, VRDN (a)(d)	$ 200,000	$ 200,000
Nevada - 0.0%
Clark County Arpt. Rev. Series 2008 C3, 0.35% 6/7/13, LOC Landesbank Baden-Wuert, VRDN (a)(d)	100,000	100,000
New Jersey - 0.3%
Salem County Poll. Cont. Fin. Auth. Rev. (Pub. Svc. Elec. and Gas Co. Proj.):
Series 2003 B1, 0.29% 6/7/13, VRDN (a)	800,000	800,000
Series 2012 A, 0.31% 6/7/13, VRDN (a)(d)	200,000	200,000
		1,000,000
North Carolina - 0.2%
Parson County Indl. Facilities and Poll. Cont. Fing. Auth. (CertainTeed Gypsum NC, Inc. Proj.) Series 2010, 0.16% 6/7/13, LOC Cr. Industriel et Commercial, VRDN (a)	600,000	600,000
Ohio - 0.3%
Ohio Higher Edl. Facility Commission Rev. (Univ. Hosp. Health Sys. Proj.) Series 2008 B, 0.17% 6/7/13, LOC RBS Citizens NA, VRDN (a)	1,000,000	1,000,000
Oklahoma - 0.0%
Oklahoma Dev. Fin. Auth. Continuing Care Retirement Cmnty. Rev. (Inverness Village Proj.) Series 2007 A, 0.33% 6/7/13, LOC KBC Bank NV, VRDN (a)	100,000	100,000
Tennessee - 0.3%
Montgomery County Pub. Bldg. Auth. Pooled Fing. Rev. (Tennessee County Ln. Pool Prog.) Series 2002, 0.17% 6/3/13, LOC Bank of America NA, VRDN (a)	1,020,000	1,020,000
Texas - 0.1%
Gulf Coast Waste Disp. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 0.16% 6/7/13, LOC JPMorgan Chase Bank, VRDN (a)(d)	200,000	200,000
Virginia - 0.1%
Virginia Hsg. Dev. Auth. Commonwealth Mtg. Rev. Participating VRDN Series BA 1047, 0.16% 6/7/13 (Liquidity Facility Bank of America NA) (a)(d)(e)	500,000	500,000
TOTAL VARIABLE RATE DEMAND NOTE (Cost $228,564,675)		228,564,675
Other Municipal Debt - 35.1%
	Principal Amount	Value
Arizona - 34.3%
Arizona Board of Regents Arizona State Univ. Rev. Bonds Series 2012 A, 5% 7/1/13	$ 5,000,000	$ 5,019,641
Arizona Ctfs. of Partnership Bonds:
Series 2010 B, 2% 10/1/13	1,800,000	1,809,344
Series 2013 A:
2% 10/1/13	3,760,000	3,781,680
2% 10/1/13	755,000	759,353
Arizona Health Facilities Auth. Rev. Bonds:
(Banner Health Sys. Proj.) Series 2008 A, 5% 1/1/14	1,225,000	1,258,624
Series 2007 A, 5% 1/1/14	2,300,000	2,361,789
Arizona School Facilities Board Ctfs. of Prtn. Bonds Series 2008, 5.5% 9/1/13	3,300,000	3,343,267
Arizona State Lottery Rev. Bonds Series 2010 A, 4% 7/1/13	2,025,000	2,031,218
Arizona State Univ. Ctfs. of Partnership Bonds (Research Infrastructure Proj.) Series 2004, 5% 9/1/13	2,000,000	2,023,407
Arizona State Univ. Energy Mgmt. Rev. Bonds Series 2011, 4% 7/1/13	1,310,000	1,313,870
Arizona Trans. Board Excise Tax Rev. Bonds:
Series 2007, 5% 7/1/13	3,300,000	3,312,902
Series 2010, 5% 7/1/13	2,250,000	2,258,846
Series 2011, 5% 7/1/13	3,700,000	3,714,451
Arizona Trans. Board Hwy. Rev. Bonds:
Series 2003 A:
5% 7/1/13 (Pre-Refunded to 7/1/13 @ 100)	2,500,000	2,509,815
5% 7/1/13 (Pre-Refunded to 7/1/13 @ 100)	500,000	501,937
5% 7/1/13 (Pre-Refunded to 7/1/13 @ 100)	1,050,000	1,054,125
Series 2006, 4% 7/1/13	1,000,000	1,003,070
Series 2011 A, 3% 7/1/13	2,000,000	2,004,570
Series WF 11 138C, 0.2%, tender 8/15/13 (Liquidity Facility Wells Fargo Bank NA) (a)(e)(f)	10,480,000	10,480,000
Chandler Gen. Oblig. Bonds:
Series 2011 B, 4% 7/1/13	1,000,000	1,003,089
Series GS 07 49TP, 0.27%, tender 6/13/13 (Liquidity Facility Wells Fargo & Co.) (a)(e)(f)	1,220,000	1,220,000
Maricopa County Cmnty. College District Bonds Series 2004 A, 4% 7/1/13	2,715,000	2,723,376
Mesa Util. Sys. Rev. Bonds Series 2008, 4% 7/1/13	1,500,000	1,504,656
Phoenix Civic Impt. Series 2011 B:
0.16% 6/13/13, LOC Barclays Bank PLC, CP	4,000,000	4,000,000
0.16% 6/13/13, LOC Barclays Bank PLC, CP	13,000,000	13,000,000
Phoenix Civic Impt. Corp. Series 2009, 0.2% 6/10/13, LOC Bank of America NA, CP	1,610,000	1,610,000
Other Municipal Debt - continued
	Principal Amount	Value
Arizona - continued
Phoenix Civic Impt. Corp. Wastewtr. Sys. Rev.:
Series 2012 A, 0.18% 6/5/13, LOC Royal Bank of Canada, CP	$ 5,800,000	$ 5,800,000
Series 2012 B, 0.17% 6/6/13, LOC Wells Fargo Bank NA, CP	3,800,000	3,800,000
Pima County Ctfs. of Prtn. Bonds Series 2013 B, 1.5% 12/1/13	2,330,000	2,344,471
Pima County Gen. Oblig. Bonds:
Series 2011, 2% 7/1/13	3,250,000	3,254,800
Series 2012 A, 1% 7/1/13	3,700,000	3,702,307
Pima County Reg'l. Trans. Auth. Excise Tax Rev. Bonds Series 2011:
3% 6/1/13	1,215,000	1,215,000
4% 6/1/14	4,015,000	4,165,281
Pima County Swr. Sys. Rev. Bonds:
Series 2011 B, 4% 7/1/13	1,690,000	1,695,194
Series 2012 A, 2% 7/1/13	3,825,000	3,830,449
Pima County Unified School District #1 Tucson Bonds Series 2010, 5% 7/1/13	1,500,000	1,505,850
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev.:
Bonds:
Series 2009 A, 3% 1/1/14	1,070,000	1,087,279
Series 2009 B, 3% 1/1/14	5,000,000	5,080,736
Series 2011 A, 3% 12/1/13	1,105,000	1,120,290
Series 2013 C, 0.17% 8/13/13, CP	15,400,000	15,400,001
Scottsdale Muni. Property Corp. Excise Tax Rev. Bonds (Wtr. and Swr. Impt. Proj.) Series 2005 E, 5% 7/1/13	500,000	501,901
Univ. of Arizona Univ. Revs. Bonds Series 2004 B, 5% 6/1/13	1,000,000	1,000,000
		131,106,589
Kentucky - 0.3%
Jefferson County Poll. Cont. Rev. Bonds Series 2001 A, 0.25% tender 6/24/13, CP mode	700,000	700,000
Trimble County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 2001 B, 0.4% tender 6/11/13, CP mode (d)	600,000	600,000
		1,300,000
Massachusetts - 0.3%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1992, 0.4% tender 6/25/13, CP mode	1,300,000	1,300,000
Other Municipal Debt - continued
	Principal Amount	Value
New Hampshire - 0.2%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1990 A1, 0.4% tender 6/11/13, CP mode (d)	$ 300,000	$ 300,000
Series 1992 A, 0.45% tender 6/25/13, CP mode (d)	300,000	300,000
		600,000
TOTAL OTHER MUNICIPAL DEBT (Cost $134,306,589)		134,306,589
Investment Company - 3.7%
	Shares
Fidelity Municipal Cash Central Fund, 0.14% (b)(c) (Cost $14,235,000)	14,235,000	14,235,000
TOTAL INVESTMENT PORTFOLIO - 98.6% (Cost $377,106,264)		377,106,264
NET OTHER ASSETS (LIABILITIES) - 1.4%		5,337,700
NET ASSETS - 100%		$ 382,443,964
Security Type Abbreviations
CP	-	COMMERCIAL PAPER
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Provides evidence of ownership in one or more underlying municipal bonds.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $11,700,000 or 3.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost
Arizona Trans. Board Hwy. Rev. Bonds Series WF 11 138C, 0.2%, tender 8/15/13 (Liquidity Facility Wells Fargo Bank NA)	12/1/11 - 2/20/13	$ 10,480,000
Chandler Gen. Oblig. Bonds Series GS 07 49TP, 0.27%, tender 6/13/13 (Liquidity Facility Wells Fargo & Co.)	12/6/12 - 1/23/13	$ 1,220,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Municipal Cash Central Fund	$ 36,570
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At May 31, 2013, the cost of investment securities for income tax purposes was $377,106,264.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Municipal
Money Market Fund

May 31, 2013

1.802203.109

TEM-QTLY-0713

Investments May 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 64.5%
	Principal Amount (000s)	Value (000s)
Alabama - 0.6%
Alabama Pub. School & College Auth. Rev. Participating VRDN Series MT 719, 0.09% 6/7/13 (Liquidity Facility Bank of America NA) (c)(g)	$ 5,810	$ 5,810
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 0.39% 6/7/13, VRDN (c)(f)	39,215	39,215
Mobile Indl. Dev. Board Dock & Wharf Rev. (Holnam, Inc. Proj.) Series 1999 A, 0.16% 6/7/13, LOC Bayerische Landesbank Girozentrale, VRDN (c)	21,000	21,000
Mobile Indl. Dev. Board Exempt Facilities Rev. Series 1997, 0.13% 6/7/13 (Kimberly-Clark Corp. Guaranteed), VRDN (c)	14,800	14,800
Mobile Indl. Dev. Board Rev. (Alabama Pwr. Theodore Plant Proj.) Series A, 0.1% 6/3/13, VRDN (c)(f)	10,000	10,000
Mobile Indl. Dev. Board Solid Waste Disp. Rev. (Alabama Pwr. Co. Barry Plant Proj.) Second Series 2009, 0.11% 6/3/13, VRDN (c)	15,300	15,300
Washington County Indl. Dev. Auth. Rev. (Sempra Energy Proj.) Series 2007, 0.13% 6/7/13, LOC UBS AG, VRDN (c)	33,895	33,895
West Jefferson Indl. Dev. Board Solid Waste Disp. Rev. (Alabama Pwr. Co. Miller Plant Proj.) Series 2008, 0.1% 6/3/13, VRDN (c)(f)	22,000	22,000
		162,020
Alaska - 0.3%
Alaska Indl. Dev. & Export Auth. Rev.:
(Greater Fairbanks Cmnty. Hosp. Foundation Proj.) Series 2009 A, 0.13% 6/7/13, LOC Union Bank NA, VRDN (c)	16,400	16,400
Participating VRDN Series Putters 4722, 0.11% 6/7/13 (Liquidity Facility Bank of America NA) (c)(g)	16,665	16,665
Valdez Marine Term. Rev.:
(ConocoPhillips Proj.) Series 1994 A, 0.12% 6/7/13 (ConocoPhillips Guaranteed), VRDN (c)	12,400	12,400
(Phillips Trans. Alaska, Inc. Proj.):
Series 1994 B, 0.13% 6/7/13 (ConocoPhillips Guaranteed), VRDN (c)	26,000	26,000
Series 1994 C, 0.14% 6/7/13 (ConocoPhillips Guaranteed), VRDN (c)	3,000	3,000
Series 2002, 0.12% 6/7/13, VRDN (c)	11,000	11,000
		85,465
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Arizona - 2.0%
Arizona Board of Regents Arizona State Univ. Rev.:
Participating VRDN Series Putters 4147, 0.14% 6/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	$ 10,160	$ 10,160
Series 2008 B, 0.12% 6/7/13, LOC JPMorgan Chase Bank, VRDN (c)	13,520	13,520
Arizona Health Facilities Auth. Rev.:
(Banner Health Sys. Proj.) Series 2008 F, 0.13% 6/7/13, LOC JPMorgan Chase Bank, VRDN (c)	21,640	21,640
(Catholic Healthcare West Proj.):
Series 2005 B, 0.14% 6/7/13, LOC JPMorgan Chase Bank, VRDN (c)	13,930	13,930
Series 2008 A, 0.13% 6/7/13, LOC JPMorgan Chase Bank, VRDN (c)	23,500	23,500
Series 2009 F, 0.12% 6/7/13, LOC Mizuho Corporate Bank Ltd., VRDN (c)	48,750	48,750
(Royal Oaks Life Care Cmnty. Proj.) Series 2002, 0.15% 6/7/13, LOC Bank of America NA, VRDN (c)	11,160	11,160
(Southwest Behavioral Health Svcs., Inc. Proj.) Series 2004, 0.13% 6/7/13, LOC JPMorgan Chase Bank, VRDN (c)	3,395	3,395
Coconino County Poll. Cont. Corp. Rev. (Tucson Elec. Pwr. Co. Navajo Proj.) Series 2010 A, 0.18% 6/7/13, LOC JPMorgan Chase Bank, VRDN (c)(f)	14,900	14,900
Glendale Indl. Dev. Auth. (Midwestern Univ. Proj.) Series 2008, 0.14% 6/7/13, LOC JPMorgan Chase Bank, VRDN (c)	10,605	10,605
Maricopa County Indl. Dev. Auth. Multi-family Hsg. Rev.:
(Ranchwood Apts. Proj.) Series 2001 A, 0.17% 6/7/13, LOC Fannie Mae, VRDN (c)(f)	2,400	2,400
(San Angelin Apts. Proj.) Series 2004, 0.13% 6/7/13, LOC Fannie Mae, VRDN (c)(f)	14,900	14,900
(San Clemente Apts. Proj.) Series 2004, 0.13% 6/7/13, LOC Fannie Mae, VRDN (c)(f)	10,600	10,600
(San Fernando Apts. Proj.) Series 2004, 0.13% 6/7/13, LOC Fannie Mae, VRDN (c)(f)	14,500	14,500
(San Lucas Apts. Proj.) Series 2003, 0.13% 6/7/13, LOC Fannie Mae, VRDN (c)(f)	13,700	13,700
(San Martin Apts. Proj.):
Series A1, 0.13% 6/7/13, LOC Fannie Mae, VRDN (c)(f)	5,700	5,700
Series A2, 0.15% 6/7/13, LOC Fannie Mae, VRDN (c)(f)	4,300	4,300
(San Miguel Apts. Proj.) Series 2003, 0.13% 6/7/13, LOC Fannie Mae, VRDN (c)(f)	14,900	14,900
(San Remo Apts. Proj.) Series 2002, 0.13% 6/7/13, LOC Fannie Mae, VRDN (c)(f)	4,100	4,100
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Maricopa County Indl. Dev. Auth. Multi-family Hsg. Rev.: - continued
(Sands Apts. Proj.) Series 2001 A, 0.17% 6/7/13, LOC Fannie Mae, VRDN (c)(f)	$ 2,800	$ 2,800
(Village Square Apts. Proj.) Series 2004, 0.15% 6/7/13, LOC Fannie Mae, VRDN (c)(f)	2,500	2,500
Maricopa County Indl. Dev. Auth. Rev. (Clayton Homes, Inc. Proj.) Series 1998, 0.17% 6/7/13, LOC U.S. Bank NA, Cincinnati, VRDN (c)(f)	4,200	4,200
Northern Arizona Univ. Revs. Participating VRDN Series Solar 07 14, 0.12% 6/7/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(g)	16,435	16,435
Pima County Indl. Dev. Auth. Indl. Rev. (Tucson Elec. Pwr. Co. Proj.) Series 1982 A, 0.18% 6/7/13, LOC Wells Fargo Bank NA, VRDN (c)	2,500	2,500
Pima County Indl. Dev. Auth. Multi-family Hsg. Rev.:
(Cimarron Place Apts. Proj.) 0.17% 6/7/13, LOC Fannie Mae, VRDN (c)(f)	4,500	4,500
Series A, 0.17% 6/7/13, LOC Fannie Mae, VRDN (c)(f)	2,625	2,625
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Participating VRDN:
Series BC 10 21W, 0.14% 6/7/13 (Liquidity Facility Barclays Bank PLC) (c)(g)	5,200	5,200
Series EGL 06 0141, 0.12% 6/7/13 (Liquidity Facility Citibank NA) (c)(g)	28,800	28,800
Series EGL 07 0012, 0.12% 6/7/13 (Liquidity Facility Citibank NA) (c)(g)	13,850	13,850
Series MT 737, 0.09% 6/7/13 (Liquidity Facility Bank of America NA) (c)(g)	27,675	27,675
Series Putters 3307, 0.14% 6/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	6,395	6,395
Series Putters 3467, 0.14% 6/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	4,000	4,000
Series Putters 3708Z, 0.14% 6/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	23,895	23,895
Tempe Indl. Dev. Auth. Rev. (ASUF Brickyard Proj.) Series 2004 A, 0.13% 6/7/13, LOC Bank of America NA, VRDN (c)	1,000	1,000
Yavapai County Indl. Dev. Auth. (Northern Arizona Healthcare Sys. Proj.) Series 2008 B, 0.12% 6/7/13, LOC Wells Fargo Bank NA, VRDN (c)	34,340	34,340
Yuma Indl. Dev. Auth. Hosp. Rev. (Yuma Reg'l. Med. Ctr. Proj.) Series 2008, 0.13% 6/7/13, LOC JPMorgan Chase Bank, VRDN (c)	87,980	87,980
		525,355
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Arkansas - 0.5%
Arkansas Dev. Auth. Indl. Dev. Rev. (Stratton Seed Co. Proj.) Series 1999, 0.45% 6/7/13, LOC Bank of America NA, VRDN (c)(f)	$ 225	$ 225
Arkansas Dev. Fin. Auth. Multi-family Hsg. Rev. (Kiehl Partners LP Proj.) Series 2004 A, 0.17% 6/7/13, LOC Fannie Mae, VRDN (c)	7,015	7,015
Blytheville Indl. Dev. Rev. (Nucor Corp. Proj.) Series 2002, 0.4% 6/7/13, VRDN (c)(f)	34,400	34,400
Fort Smith Gen. Oblig. (Mitsubishi Pwr. Systems Americas Proj.) Series 2010, 0.18% 6/7/13, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (c)	3,160	3,160
Osceola Solid Waste Disp. Rev. (Plum Point Energy Associates, LLC Proj.) Series 2006, 0.14% 6/7/13, LOC Royal Bank of Scotland PLC, VRDN (c)(f)	100,000	100,000
		144,800
California - 2.4%
ABAG Fin. Auth. for Nonprofit Corps. Rev. (Sharp HealthCare Proj.) Series 2009 C, 0.14% 6/7/13, LOC Citibank NA, VRDN (c)	41,800	41,800
Anaheim Hsg. Auth. Multi-family Hsg. Rev. (Park Vista Apt. Proj.) Series 2000 D, 0.13% 6/7/13, LOC Freddie Mac, VRDN (c)(f)	3,600	3,600
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Participating VRDN:
Series EGL 06 83 Class A, 0.13% 6/7/13 (Liquidity Facility Citibank NA) (c)(g)	35,600	35,600
Series II R 11901, 0.13% 6/7/13 (Liquidity Facility Citibank NA) (c)(g)	2,100	2,100
California Edl. Facilities Auth. Rev. Participating VRDN:
Series BA 08 1207, 0.15% 6/7/13 (Liquidity Facility Deutsche Bank AG New York Branch) (c)(g)	11,110	11,110
Series ROC II R 11974, 0.12% 6/7/13 (Liquidity Facility Citibank NA) (c)(g)	4,555	4,555
California Gen. Oblig.:
Series 2003 C1, 0.12% 6/7/13, LOC Bank of America NA, VRDN (c)	6,200	6,200
Series 2003 C3, 0.12% 6/7/13, LOC Citibank NA, VRDN (c)	41,000	41,000
California Health Facilities Fing. Auth. Rev. Participating VRDN Series DB 3294, 0.13% 6/7/13 (Liquidity Facility Deutsche Bank AG) (c)(g)	15,615	15,615
California Hsg. Fin. Agcy. Multi-family Hsg. Rev. Series 2007 B, 0.11% 6/7/13 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	2,260	2,260
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Hsg. Fin. Agcy. Rev. (Home Mtg. Prog.):
Series 2000 N, 0.12% 6/7/13 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	$ 15,930	$ 15,930
Series 2000 X2, 0.12% 6/7/13 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	1,500	1,500
Series 2002 J, 0.12% 6/7/13 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	1,430	1,430
Series 2003 H, 0.12% 6/7/13 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	21,085	21,085
Series 2003 M:
0.12% 6/7/13 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	20,200	20,200
0.12% 6/7/13 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	18,435	18,435
Series 2006 C, 0.13% 6/7/13 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	54,000	54,000
California Statewide Cmntys. Dev. Auth. Multi-family Hsg. Rev. (Maple Square Apt. Proj.) Series AA, 0.13% 6/7/13, LOC Citibank NA, VRDN (c)(f)	5,755	5,755
El Dorado Irrigation District Rev. Ctfs. of Prtn. Series 2008 A, 0.12% 6/7/13, LOC Citibank NA, VRDN (c)	59,195	59,195
Loma Linda Hosp. Rev. (Loma Linda Univ. Med. Ctr. Proj.) Series 2008 B, 0.12% 6/7/13, LOC Bank of America NA, VRDN (c)	23,300	23,300
Los Angeles Cmnty. College District Participating VRDN:
Series MS 3096, 0.13% 6/7/13 (Liquidity Facility Deutsche Bank AG) (c)(g)	1,500	1,500
Series Putters 2864, 0.14% 6/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	4,785	4,785
Series ROC II R 11728, 0.12% 6/7/13 (Liquidity Facility Citibank NA) (c)(g)	7,040	7,040
Los Angeles Dept. of Wtr. & Pwr. Rev. Participating VRDN:
Series MT 782, 0.09% 6/7/13 (Liquidity Facility Bank of America NA) (c)(g)	3,505	3,505
Series Putters 3902 Z, 0.14% 6/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	3,380	3,380
Los Angeles Hbr. Dept. Rev. Participating VRDN Series DB 634, 0.13% 6/7/13 (Liquidity Facility Deutsche Bank AG) (c)(f)(g)	14,780	14,780
Los Angeles Multi-family Hsg. Rev. (Tri-City Hsg. Proj.) Series 1, 0.15% 6/7/13, LOC Citibank NA, VRDN (c)(f)	1,800	1,800
Milpitas Multi-family Rev. (Crossing at Montague Proj.) Series A, 0.14% 6/7/13, LOC Fannie Mae, VRDN (c)(f)	29,000	29,000
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
California - continued
Modesto Pub. Fing. Auth. Lease Rev. Series 2008 B, 0.16% 6/7/13, LOC Bank of America NA, VRDN (c)	$ 16,750	$ 16,750
Newport Beach Rev. (Hoag Memorial Hosp. Presbyterian Proj.) Series 2008 F, 0.14% 6/7/13, LOC Bank of America NA, VRDN (c)	7,705	7,705
Northern California Pwr. Agcy. Rev. (Hydroelectric #1 Proj.) Series 2008 A, 0.12% 6/7/13, LOC Citibank NA, VRDN (c)	62,060	62,060
Riverside Ctfs. of Prtn. (Riverside Renaissance Proj.) Series 2008, 0.13% 6/7/13, LOC Bank of America NA, VRDN (c)	65,750	65,750
San Francisco City and County Fin. Corp. Lease Rev. (Moscone Ctr. Expansion Proj.) Series 2008-1, 0.13% 6/7/13, LOC Bank of America NA, VRDN (c)	21,590	21,590
San Jose Multi-family Hsg. Rev. (Las Ventanas Apts. Proj.) Series 2008 B, 0.12% 6/7/13, LOC Freddie Mac, VRDN (c)	5,000	5,000
San Juan Capistrano Gen. Oblig. Participating VRDN Series Putters 3646, 0.14% 6/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	10,050	10,050
Santa Clara County Fing. Auth. Rev. (El Camino Hosp. Proj.) Series 2009 A, 0.13% 6/7/13, LOC Wells Fargo Bank NA, VRDN (c)	8,580	8,580
Stanislaus County Cap. Impts. Fing. Auth. Rev. Series 2004, 0.13% 6/7/13, LOC Bank of America NA, VRDN (c)	9,070	9,070
		657,015
Colorado - 1.7%
Adams County Hsg. Auth. (Semper Village Apts. Proj.) Series 2004 A, 0.14% 6/7/13, LOC Fannie Mae, VRDN (c)(f)	14,000	14,000
Aurora Hosp. Rev. (Children's Hosp. Assoc. Proj.) Series 2008 C, 0.1% 6/7/13, LOC Wells Fargo Bank NA, VRDN (c)	11,500	11,500
Aurora Hsg. Auth. Multi-family Hsg. Rev. (Liberty Creek Proj.) Series 2008, 0.15% 6/7/13, LOC Fannie Mae, VRDN (c)(f)	27,580	27,580
Aurora Multi-family Hsg. Rev. (Aurora Meadows Apts. Proj.) Series 1996, 0.15% 6/7/13, LOC Fannie Mae, VRDN (c)(f)	13,400	13,400
Colorado Edl. & Cultural Facilities Auth. Rev. (Clyfford Still Museum Proj.) Series 2008, 0.13% 6/7/13, LOC Wells Fargo Bank NA, VRDN (c)	2,100	2,100
Colorado Health Facilities Auth. Retirement Hsg. Rev. Participating VRDN Series Putters 1390, 0.14% 6/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	38,265	38,265
Colorado Health Facilities Auth. Rev. (Boulder Cmnty. Hosp. Proj.) Series 2000, 0.13% 6/7/13, LOC JPMorgan Chase Bank, VRDN (c)	28,945	28,945
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Colorado - continued
Colorado Hsg. & Fin. Auth. Solid Waste Rev.:
(Waste Mgmt., Inc. Proj.) 0.16% 6/7/13, LOC Wells Fargo Bank NA, VRDN (c)(f)	$ 7,000	$ 7,000
(Waste Mgmt., Inc. Proj.) 0.16% 6/7/13, LOC JPMorgan Chase Bank, VRDN (c)(f)	14,160	14,160
Colorado Reg'l. Trans. District Sales Tax Rev. Participating VRDN:
Series EGL 07 0036, 0.12% 6/7/13 (Liquidity Facility Citibank NA) (c)(g)	29,700	29,700
Series EGL 07 0037, 0.12% 6/7/13 (Liquidity Facility Citibank NA) (c)(g)	16,830	16,830
Series EGL 07 0038, 0.12% 6/7/13 (Liquidity Facility Citibank NA) (c)(g)	36,165	36,165
Series EGL 07 0040, 0.12% 6/7/13 (Liquidity Facility Citibank NA) (c)(g)	30,610	30,610
Series MT 741, 0.09% 6/7/13 (Liquidity Facility Bank of America NA) (c)(g)	10,520	10,520
Series ROC II R 12312, 0.13% 6/7/13 (Liquidity Facility Citibank NA) (c)(g)	3,700	3,700
Colorado Springs Co. Utils. Rev. Participating VRDN Series Putters 4299, 0.14% 6/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	6,105	6,105
Colorado State Univ. Board of Governors Enterprise Sys. Rev. Participating VRDN Series MS 3316, 0.12% 6/7/13 (Liquidity Facility Cr. Suisse) (c)(g)	14,030	14,030
Colorado Univ. Co. Hosp. Auth. Rev.:
Series 2008 A, 0.13% 6/7/13, LOC JPMorgan Chase Bank, VRDN (c)	2,640	2,640
Series A, 0.14% 6/7/13, LOC Wells Fargo Bank NA, VRDN (c)	9,985	9,985
Denver City & County Indl. Dev. Rev. (Brass Smith/Kevry Proj.) Series 2009, 0.28% 6/7/13, LOC Wells Fargo Bank NA, VRDN (c)(f)	4,945	4,945
Eclipse Fdg. Trust Custody Rpt. Various States Participating VRDN Series Solar 12 11, 0.13% 6/7/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(g)	14,970	14,970
Fort Collins Indl. Dev. Rev. (Phelps-Tointon Millwork Proj.) Series 1993, 0.58% 6/7/13, LOC JPMorgan Chase Bank, VRDN (c)(f)	110	110
Lakewood Hsg. Auth. Multi-family Rev.:
(Ridgemoor Apts. Proj.) Series 2003 A, 0.14% 6/7/13, LOC Fannie Mae, VRDN (c)(f)	13,325	13,325
(Timberleaf Apts. Proj.) 0.14% 6/7/13, LOC Fannie Mae, VRDN (c)(f)	11,165	11,165
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Colorado - continued
Moffat County Poll. Cont. Rev. (Tri-State Generation and Transmission Assoc., Inc. Proj.) Series 2009, 0.14% 6/7/13, LOC Bank of America NA, VRDN (c)	$ 34,975	$ 34,975
RBC Muni. Products, Inc. Trust Participating VRDN Series RBC E 25, 0.15% 6/7/13 (Liquidity Facility Royal Bank of Canada) (c)(f)(g)	45,490	45,490
Univ. of Colorado Enterprise Sys. Rev. Participating VRDN Series ROC II R 14039, 0.14% 6/7/13 (Liquidity Facility Deutsche Postbank AG) (c)(g)	5,910	5,910
Westminster County Multi-family Hsg. Rev. (Lakeview Apts. Proj.) Series 1997, 0.15% 6/7/13, LOC Fannie Mae, VRDN (c)(f)	7,110	7,110
		455,235
Connecticut - 0.3%
Connecticut Health & Edl. Facilities Auth. Rev.:
(St. Francis Hosp. & Med. Ctr. Proj.) Series F, 0.17% 6/7/13, LOC JPMorgan Chase Bank, VRDN (c)	27,440	27,440
(Yale-New Haven Hosp. Proj.):
Series K1, 0.12% 6/7/13, LOC JPMorgan Chase Bank, VRDN (c)	12,955	12,955
Series K2, 0.12% 6/7/13, LOC JPMorgan Chase Bank, VRDN (c)	3,870	3,870
Series L1, 0.14% 6/7/13, LOC Bank of America NA, VRDN (c)	6,130	6,130
Series L2, 0.14% 6/7/13, LOC Bank of America NA, VRDN (c)	8,800	8,800
Participating VRDN Series Putters 4295, 0.14% 6/7/13 (Liquidity Facility JPMorgan Chase & Co.) (c)(g)	5,870	5,870
Series 2011 B, 0.14% 6/7/13, LOC Bank of America NA, VRDN (c)	13,785	13,785
		78,850
Delaware - 0.3%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1987, 0.3% 6/3/13, VRDN (c)(f)	3,000	3,000
Series 1988, 0.3% 6/3/13, VRDN (c)(f)	13,550	13,550
Series 1993 C, 0.27% 6/7/13, VRDN (c)	4,500	4,500
Series 1994, 0.3% 6/3/13, VRDN (c)(f)	30,000	30,000
Series 1999 B, 0.34% 6/7/13, VRDN (c)(f)	9,900	9,900
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Delaware - continued
Delaware Health Facilities Auth. Rev. (Beebe Med. Ctr. Proj.) 0.13% 6/7/13, LOC PNC Bank NA, VRDN (c)	$ 3,920	$ 3,920
Wilmington Adjustable Rate Demand Rev. (Delaware Art Museum, Inc. Proj.) 0.13% 6/7/13, LOC Wells Fargo Bank NA, VRDN (c)	12,400	12,400
		77,270
District Of Columbia - 0.7%
District of Columbia Hsg. Fin. Agcy. Multi-family Hsg. Rev. (Trenton Park Apts. Proj.) Series 2001, 0.16% 6/7/13, LOC Bank of America NA, VRDN (c)(f)	5,720	5,720
District of Columbia Income Tax Rev. Participating VRDN:
Series Putters 3369, 0.14% 6/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	1,000	1,000
Series Putters 4020, 0.14% 6/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	7,250	7,250
District of Columbia Rev.:
(Fort Lincoln New Town/Premium Distributors LLC Proj.) Series 2000, 0.28% 6/7/13, LOC Wells Fargo Bank NA, VRDN (c)(f)	6,665	6,665
(Friends Legal Svcs. Corp. Proj.) 0.18% 6/7/13, LOC Bank of America NA, VRDN (c)	9,675	9,675
(Medlantic/Helix Proj.) Series 1998 A Tranche II, 0.12% 6/7/13, LOC JPMorgan Chase Bank, VRDN (c)	19,400	19,400
(The AARP Foundation Proj.) Series 2004, 0.12% 6/7/13, LOC Bank of America NA, VRDN (c)	10,900	10,900
(Washington Drama Society, Inc. Proj.) Series 2008, 0.14% 6/7/13, LOC JPMorgan Chase Bank, VRDN (c)	35,170	35,170
(World Wildlife Fund Proj.) Series 2010, 0.14% 6/7/13, LOC JPMorgan Chase Bank, VRDN (c)	10,185	10,185
District of Columbia Univ. Rev.:
(American Univ. Proj.) Series 2006 B, 0.13% 6/7/13, LOC JPMorgan Chase Bank, VRDN (c)	31,100	31,100
(Georgetown Univ. Proj.):
Series 2007 B1, 0.11% 6/7/13, LOC JPMorgan Chase Bank, VRDN (c)	12,850	12,850
Series 2007 B2, 0.11% 6/7/13, LOC JPMorgan Chase Bank, VRDN (c)	5,000	5,000
Series 2007 C1, 0.1% 6/7/13, LOC JPMorgan Chase Bank, VRDN (c)	20,950	20,950
		175,865
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Florida - 3.7%
Brevard County Hsg. Fin. Auth. (Manatee Cove Apts. Proj.) 0.17% 6/7/13, LOC Citibank NA, VRDN (c)(f)	$ 10,455	$ 10,455
Broward County Fin. Auth. Multi-family Hsg. Rev.:
(Pinnacle Village Apts. Proj.) Series 2004, 0.15% 6/7/13, LOC Citibank NA, VRDN (c)(f)	6,400	6,400
(Sanctuary Apts Proj.) Series A, 0.14% 6/7/13, LOC Fannie Mae, VRDN (c)(f)	16,220	16,220
Broward County Port Facilities Rev. (Port Everglades Proj.) Series 2008, 0.17% 6/7/13, LOC Bank of Nova Scotia New York Branch, VRDN (c)(f)	8,630	8,630
Collier County Health Facilities Auth. Health Facilities Rev. (Moorings, Inc. Proj.) Series 2008, 0.18% 6/7/13, LOC JPMorgan Chase Bank, VRDN (c)	6,065	6,065
Collier County Hsg. Fin. Auth. Multi-family Rev.:
(Sawgrass Pines Apts. Proj.) 0.14% 6/7/13, LOC Fannie Mae, VRDN (c)(f)	6,800	6,800
(Summer Lakes Phase II Apts. Proj.) 0.17% 6/7/13, LOC Citibank NA, VRDN (c)(f)	18,085	18,085
Davie Gen. Oblig. Rev. (United Jewish Cmnty. Proj.) 0.14% 6/7/13, LOC Bank of America NA, VRDN (c)	8,400	8,400
Florida Board of Ed. Pub. Ed. Cap. Outlay Participating VRDN:
Series BA 08 1059, 0.11% 6/7/13 (Liquidity Facility Bank of America NA) (c)(g)	4,165	4,165
Series EGL 07 48, 0.12% 6/7/13 (Liquidity Facility Citibank NA) (c)(g)	21,445	21,445
Series ROC II R 11884X, 0.12% 6/7/13 (Liquidity Facility Citibank NA) (c)(g)	13,600	13,600
Florida Dept. of Trans. Tpk. Rev. Participating VRDN Series Solar 07 30, 0.12% 6/7/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(g)	22,000	22,000
Florida Hsg. Fin. Agcy. Rev.:
(Bainbridge Club Apt. Proj.) Series M, 0.13% 6/7/13, LOC Fannie Mae, VRDN (c)(f)	5,270	5,270
(Banyan Bay Apts. Proj.) Series 1995 M, 0.13% 6/7/13, LOC Fannie Mae, VRDN (c)(f)	8,450	8,450
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev.:
(Avalon Reserve Apts. Proj.) Series 2003 R1, 0.14% 6/7/13, LOC Fannie Mae, VRDN (c)(f)	14,570	14,570
(Clarcona Groves Apts. Proj.) Series A, 0.15% 6/7/13, LOC Citibank NA, VRDN (c)(f)	8,700	8,700
(Collins Cove Sr. Apts. Proj.) Series 2003 W, 0.15% 6/7/13, LOC Citibank NA, VRDN (c)(f)	5,300	5,300
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev.: - continued
(Grande Court at North Port Apts. Proj.) Series 2004 E, 0.15% 6/7/13, LOC Fannie Mae, VRDN (c)(f)	$ 5,600	$ 5,600
(Hunters Run Apts. Proj.) Series G, 0.16% 6/7/13, LOC Fannie Mae, VRDN (c)(f)	7,900	7,900
(Lynn Lake Apts. Proj.) Series B1, 0.14% 6/7/13, LOC Freddie Mac, VRDN (c)(f)	20,210	20,210
(Mill Creek Apts. Proj.) Series 2004 K, 0.14% 6/7/13, LOC Fannie Mae, VRDN (c)(f)	14,500	14,500
(Pinnacle Grove Apts. Proj.) Series 2003 A, 0.14% 6/7/13, LOC Fannie Mae, VRDN (c)(f)	7,550	7,550
(Riverwalk I Apts. Proj.) Series 2008 E, 0.14% 6/7/13, LOC Freddie Mac, VRDN (c)(f)	5,075	5,075
(Savannah Springs Apts. Proj.) Series G, 0.15% 6/7/13, LOC Citibank NA, VRDN (c)(f)	6,975	6,975
(Sterling Palms Apts. Proj.) Series F, 0.14% 6/7/13, LOC Fannie Mae, VRDN (c)(f)	14,170	14,170
Florida Hsg. Fin. Corp. Rev.:
(Tuscany Lakes Apts. Proj.) Series 2002 K1, 0.17% 6/7/13, LOC Fannie Mae, VRDN (c)(f)	4,000	4,000
(Valencia Village Apts. Proj.) Series G, 0.15% 6/7/13, LOC Fannie Mae, VRDN (c)(f)	11,550	11,550
(Waterford Pointe Apts. Proj.) Series 2000 E1, 0.14% 6/7/13, LOC Fannie Mae, VRDN (c)(f)	8,155	8,155
Florida Keys Aqueduct Auth. Wtr. Rev. Series 2008, 0.11% 6/7/13, LOC TD Banknorth, NA, VRDN (c)	17,250	17,250
Florida Muni. Pwr. Agcy. Rev. (All-Requirements Pwr. Supply Proj.) Series 2008 C, 0.12% 6/3/13, LOC Bank of America NA, VRDN (c)	4,800	4,800
Fort Myers Util. Sys. Rev. Participating VRDN Series Solar 06 53, 0.12% 6/7/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(g)	12,535	12,535
Highlands County Health Facilities Auth. Rev. Participating VRDN Series ROCS II R 11830, 0.14% 6/7/13 (Liquidity Facility Citibank NA) (c)(g)	8,375	8,375
Hillsborough County Hsg. Fin. Auth. Multi-family Rev.:
(Claymore Crossings Apt. Proj.) Series 2005, 0.17% 6/7/13, LOC Citibank NA, VRDN (c)(f)	10,770	10,770
(Grande Oaks Apts. Proj.) Series A, 0.15% 6/7/13, LOC Fannie Mae, VRDN (c)(f)	7,200	7,200
(Hunters Run Apts. Proj.) Series 2002 A, 0.15% 6/7/13, LOC Fannie Mae, VRDN (c)(f)	8,380	8,380
(Meridian Pointe Apts. Proj.) Series 2005, 0.17% 6/7/13, LOC Citibank NA, VRDN (c)(f)	11,700	11,700
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Hillsborough County Hsg. Fin. Auth. Multi-family Rev.: - continued
(Mobley Park Apts. Proj.) Series A, 0.15% 6/7/13, LOC Freddie Mac, VRDN (c)(f)	$ 7,390	$ 7,390
(Morgan Creek Apts. Proj.) Series 2003, 0.14% 6/7/13, LOC Fannie Mae, VRDN (c)(f)	12,700	12,700
(Royal Palm Key Apts. Proj.) Series 2002, 0.15% 6/7/13, LOC Fannie Mae, VRDN (c)(f)	8,780	8,780
Hillsborough County Indl. Dev. Auth. Indl. Dev. Rev. (Vigo Importing Co. Proj.) Series 1996, 0.48% 6/7/13, LOC Bank of America NA, VRDN (c)(f)	505	505
Jacksonville Econ. Dev. Commission Indl. Dev. Rev. (STI Proj.) Series 2002, 0.3% 6/7/13, LOC Bank of America NA, VRDN (c)(f)	7,350	7,350
Jacksonville Elec. Auth. Elec. Sys. Rev. Participating VRDN Series BA 09 1209X, 0.14% 6/7/13 (Liquidity Facility Bank of America NA) (c)(g)	5,310	5,310
Jacksonville Hsg. Fin. Auth. Multi-family Hsg. Rev. (Brookwood Forest Apts. Proj.) 0.15% 6/7/13, LOC Fannie Mae, VRDN (c)(f)	9,100	9,100
Jacksonville Port Auth. Rev. (Mitsui O.S.K. Lines Ltd. Proj.) 0.12% 6/7/13, LOC Sumitomo Mitsui Banking Corp., VRDN (c)(f)	80,470	80,470
Lee County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Univ. Club Apts. Proj.) Series A, 0.17% 6/7/13, LOC Fannie Mae, VRDN (c)(f)	7,500	7,500
Lee Memorial Health Sys. Hosp. Rev. Series 2009 C, 0.13% 6/7/13, LOC JPMorgan Chase Bank, VRDN (c)	6,340	6,340
Liberty County Indl. Dev. Rev. (Georgia-Pacific Corp. Proj.) 0.13% 6/7/13, LOC Bank of Nova Scotia New York Branch, VRDN (c)(f)	10,000	10,000
Miami-Dade County Hsg. Fin. Auth. Multi-family Mtg. Rev. (22nd Avenue Apts., 183rd Street Apts. & 187th Street Apts. Proj.) Series 2003 3, 0.17% 6/7/13, LOC Citibank NA, VRDN (c)(f)	15,620	15,620
Miami-Dade County Indl. Dev. Auth. Rev. (Tarmac America Proj.) Series 2004, 0.17% 6/7/13, LOC Bank of America NA, VRDN (c)(f)	10,600	10,600
Ocean Hwy. & Port Auth. Rev. 0.18% 6/7/13, LOC Wells Fargo Bank NA, VRDN (c)(f)	4,500	4,500
Orange County Health Facilities Auth. Rev. (The Nemours Foundation Proj.) Series 2009 B, 0.12% 6/7/13, LOC Bank of America NA, VRDN (c)	26,010	26,010
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Orange County Hsg. Fin. Auth. Multi-family Rev.:
(Alta Westgate Apts. Proj.) Series C, 0.17% 6/7/13, LOC Citibank NA, VRDN (c)(f)	$ 12,860	$ 12,860
(Glenn Millenia Proj.) Series 2001 C, 0.13% 6/7/13, LOC Fannie Mae, VRDN (c)(f)	3,400	3,400
(Osprey Ridge Apts. Proj.) Series 2000 H, 0.14% 6/7/13, LOC Fannie Mae, VRDN (c)(f)	7,360	7,360
Orlando Utils. Commission Util. Sys. Rev. Participating VRDN Series Putters 4148, 0.14% 6/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	27,370	27,370
Osceola County Hsg. Fin. Auth. Multi-family Rev. (Regatta Bay Apts. Proj.) Series A, 0.15% 6/7/13, LOC Fannie Mae, VRDN (c)(f)	12,920	12,920
Palm Beach County Edl. Facilities Auth. (Lynn Univ. Proj.) Series 2001, 0.16% 6/7/13, LOC Bank of America NA, VRDN (c)	8,470	8,470
Palm Beach County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Renaissance Apts. Proj.) 0.15% 6/7/13, LOC Fannie Mae, VRDN (c)(f)	20,800	20,800
Palm Beach County Rev.:
(Benjamin Private School Proj.) 0.17% 6/7/13, LOC Northern Trust Co., VRDN (c)	5,925	5,925
(Hospice of Palm Beach Proj.) Series 2001, 0.14% 6/7/13, LOC Northern Trust Co., VRDN (c)	3,000	3,000
(Raymond F. Kravis Ctr. Proj.) Series 2002, 0.13% 6/7/13, LOC Northern Trust Co., VRDN (c)	3,145	3,145
(Saint Andrew's School of Boca Raton, Inc. Proj.) Series 2007, 0.16% 6/7/13, LOC Bank of America NA, VRDN (c)	10,300	10,300
(The Norton Gallery and School of Arts, Inc. Proj.) Series 2000, 0.25% 6/7/13, LOC Bank of America NA, VRDN (c)	11,400	11,400
Palm Beach County Wtr. & Swr. Rev. Participating VRDN Series Putters 2622, 0.14% 6/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	1,000	1,000
Pasco County School Board Ctfs. of Prtn. Series 2008 C, 0.14% 6/7/13, LOC Bank of America NA, VRDN (c)	68,135	68,135
Pinellas County Health Facilities Auth. Rev.:
(BayCare Health Sys. Proj.) Series 2009 A3, 0.13% 6/7/13, LOC Wells Fargo Bank NA, VRDN (c)	20,375	20,375
(Suncoast Hospice Proj.) Series 2004, 0.13% 6/7/13, LOC Wells Fargo Bank NA, VRDN (c)	13,565	13,565
Polk County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Cambridge Cove Apts. Proj.) Series 2001, 0.15% 6/7/13, LOC Fannie Mae, VRDN (c)(f)	7,800	7,800
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Polk County Indl. Dev. Auth. Health Care Facilities Rev. (Winter Haven Hosp. Proj.) Series 2010 C, 0.12% 6/7/13, LOC PNC Bank NA, VRDN (c)	$ 4,510	$ 4,510
RBC Muni. Products, Inc. Trust Participating VRDN Series RBC E 43, 0.12% 6/7/13 (Liquidity Facility Royal Bank of Canada) (c)(g)	7,500	7,500
Sunshine State Govt. Fing. Commission Rev. (Miami-Dade County Prog.):
Series 2010 A, 0.13% 6/7/13, LOC JPMorgan Chase Bank, VRDN (c)	37,000	37,000
Series 2010 B, 0.13% 6/7/13, LOC JPMorgan Chase Bank, VRDN (c)	59,550	59,550
Series 2011 C, 0.13% 6/7/13, LOC JPMorgan Chase Bank, VRDN (c)	20,500	20,500
USF College of Medicine Health Facilities Series 2006 A1, 0.13% 6/7/13, LOC JPMorgan Chase Bank, VRDN (c)	14,100	14,100
USF Fing. Corp. Ctfs. of Prtn.:
(College of Medicine Health Facilities Lease Prog.) Series 2006 A2, 0.13% 6/7/13, LOC JPMorgan Chase Bank, VRDN (c)	21,415	21,415
Series 2007, 0.13% 6/7/13, LOC JPMorgan Chase Bank, VRDN (c)	15,475	15,475
		1,001,300
Georgia - 1.9%
Atlanta Urban Residential Fin. Auth. Multi-family Hsg. Rev.:
(Capitol Gateway Apts. Proj.) Series 2005, 0.14% 6/7/13, LOC Fannie Mae, VRDN (c)(f)	8,475	8,475
(Carver Redev. Proj.) Series 2000, 0.31% 6/7/13, LOC Fannie Mae, VRDN (c)(f)	3,815	3,815
(Collegetown at Harris Homes Phase I Proj.) Series 2003, 0.14% 6/7/13, LOC Fannie Mae, VRDN (c)(f)	7,230	7,230
Bartow County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Bowen Proj.) Second Series 1998, 0.12% 6/3/13, VRDN (c)(f)	11,400	11,400
Bulloch County Dev. Auth. Indl. Dev. Rev. (Gold Kist, Inc. Proj.) Series 1995, 0.28% 6/7/13, LOC Wells Fargo Bank NA, VRDN (c)(f)	4,000	4,000
Burke County Indl. Dev. Auth. Poll. Cont. Rev.:
(Georgia Pwr. Co. Plant Vogtle Proj.) Second Series 1995, 0.11% 6/3/13, VRDN (c)	47,970	47,970
(Oglethorpe Pwr. Corp. Proj.) Series 2010 A, 0.13% 6/7/13, LOC Bank of America NA, VRDN (c)	46,800	46,800
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Canton Hsg. Auth. Multi-family Hsg. Rev. (Alta Ridgewalk Apts. Proj.) Series 2003, 0.14% 6/7/13, LOC Freddie Mac, VRDN (c)(f)	$ 20,450	$ 20,450
Clarke County Indl. Dev. Auth. Hosp. Facilities Rev. Participating VRDN Series Solar 07 31, 0.12% 6/7/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(g)	16,200	16,200
Cobb County Kennestone Hosp. Auth. Rev. (WellStar Health Sys. Proj.) Series 2005 A, 0.15% 6/7/13, LOC Bank of America NA, VRDN (c)	41,400	41,400
Covington Hsg. Auth. Multi-family Rev. (Wellington Ridge Apt. Proj.) 0.15% 6/7/13, LOC Freddie Mac, VRDN (c)(f)	9,010	9,010
DeKalb County Hsg. Auth. Multi-family Hsg. Rev. (Eagles Trace Apts. Proj.) Series 1996, 0.15% 6/7/13, LOC Fannie Mae, VRDN (c)(f)	7,250	7,250
Gwinnett County Dev. Auth. Indl. Dev. Rev. (Curtis 1000, Inc. Proj.) Series 1996, 0.17% 6/7/13, LOC Wells Fargo Bank NA, VRDN (c)(f)	6,460	6,460
Gwinnett County Hsg. Auth. Multi-family Hsg. Rev. (Herrington Woods Apt. Proj.) Series 1996 A, 0.15% 6/7/13, LOC Fannie Mae, VRDN (c)(f)	10,435	10,435
Gwinnett County Wtr. & Swr. Auth. Rev. Participating VRDN Series ROC II R 11910, 0.13% 6/7/13 (Liquidity Facility Citibank NA) (c)(g)	4,130	4,130
Heard County Dev. Auth. Poll. Cont. Rev. (Oglethorpe Pwr. Corp. Scherer Proj.) Series 2009 A, 0.13% 6/7/13, LOC JPMorgan Chase Bank, VRDN (c)	3,600	3,600
Kennesaw Dev. Auth. Multi-family Hsg. Rev. (Alta Ridenour Apts. Proj.) Series 2008, 0.14% 6/7/13, LOC Freddie Mac, VRDN (c)(f)	7,350	7,350
Loganville Hsg. Auth. Multi-family Hsg. Rev. (Alexander Crossing Apt. Proj.) 0.17% 6/7/13, LOC Freddie Mac, VRDN (c)(f)	15,555	15,555
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Series 2010 A, 0.12% 6/7/13 (Liquidity Facility Royal Bank of Canada), VRDN (c)	70,475	70,475
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Series 2000 B, 0.12% 6/7/13, LOC PNC Bank NA, VRDN (c)	39,385	39,385
Monroe County Dev. Auth. Poll. Cont. Rev.:
(Oglethorpe Pwr. Corp. Proj.) Series 2009 B, 0.13% 6/7/13, LOC JPMorgan Chase Bank, VRDN (c)	12,000	12,000
(Oglethorpe Pwr. Corp. Scherer Proj.) Series 2009 A, 0.13% 6/7/13, LOC JPMorgan Chase Bank, VRDN (c)	10,090	10,090
Newnan Dev. Auth. Multi-family Hsg. Rev. (The Club at Newnan Crossing Proj.) 0.13% 6/7/13, LOC Fannie Mae, VRDN (c)(f)	9,700	9,700
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Private Colleges & Univs. Auth. Rev. Participating VRDN Series WF 11 32C, 0.13% 6/7/13 (Liquidity Facility Wells Fargo Bank NA) (c)(g)	$ 5,800	$ 5,800
Roswell Hsg. Auth. Multi-family Hsg. Rev.:
(Azalea Park Apts. Proj.) Series 1996, 0.12% 6/7/13, LOC Fannie Mae, VRDN (c)	1,400	1,400
(Rosemont Apts. Proj.) 0.14% 6/7/13, LOC Freddie Mac, VRDN (c)	9,385	9,385
Savannah Econ. Dev. Auth. Rev. (Home Depot, Inc. Proj.) Series 1995 A, 0.3% 6/7/13, VRDN (c)(f)	57,400	57,400
Sugar Hill Hsg. Auth. Multi-family Rev. (Level Creek Apts. Proj.) Series 1997, 0.14% 6/7/13, LOC Citibank NA, VRDN (c)(f)	11,290	11,290
		498,455
Hawaii - 0.2%
Eclipse Fdg. Trust Custody Rpt. Various States Participating VRDN Series Solar 12 14, 0.12% 6/7/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(g)	14,355	14,355
Hawaii Dept. of Budget & Fin. Spl. Purp. Rev. (Queen's Health Sys. Proj.):
Series 2009 A, 0.13% 6/7/13, LOC Bank of America NA, VRDN (c)	16,890	16,890
Series 2009 B, 0.13% 6/7/13, LOC Bank of America NA, VRDN (c)	11,435	11,435
Hawaii Gen. Oblig. Participating VRDN Series MT 4718, 0.14% 6/7/13 (Liquidity Facility Bank of America NA) (c)(g)	1,340	1,340
Hawaii State Hsg. Fin. & Dev. Corp. Rev. (Lokahi Kau Apts. Proj.) Series 2008, 0.12% 6/7/13, LOC Freddie Mac, VRDN (c)	6,160	6,160
Honolulu City and County Wastewtr. Sys. Participating VRDN Series ROC II R 11989, 0.12% 6/7/13 (Liquidity Facility Citibank NA) (c)(g)	4,005	4,005
		54,185
Idaho - 0.2%
Idaho Hsg. & Fin. Assoc. Single Family Mtg.:
(Single Family Mtg. Proj.):
Series 2001 A, 0.14% 6/7/13 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	6,450	6,450
Series 2001 E, 0.14% 6/7/13 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	5,400	5,400
Series 2000 F, 0.14% 6/7/13 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	4,115	4,115
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Idaho - continued
Idaho Hsg. & Fin. Assoc. Single Family Mtg.: - continued
Series 2001 B, 0.14% 6/7/13 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	$ 3,820	$ 3,820
Series 2001 C, 0.14% 6/7/13 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	6,225	6,225
Series 2001 D1, 0.14% 6/7/13 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	1,100	1,100
Series 2002 C, 0.14% 6/7/13 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	6,715	6,715
Series 2002, 0.14% 6/7/13 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	9,250	9,250
Series 2004 A, 0.14% 6/7/13 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	5,920	5,920
Series 2006 G, 0.14% 6/7/13 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	6,760	6,760
		55,755
Illinois - 3.8%
Belvidere Indl. Dev. Rev. (R&D Thiel, Inc. Proj.) Series 1996, 0.2% 6/7/13, LOC Bank of America NA, VRDN (c)(f)	1,340	1,340
Carol Stream Multi-family Rev. (Saint Charles Square Proj.) Series 1997, 0.15% 6/7/13, LOC Fannie Mae, VRDN (c)(f)	1,800	1,800
Chicago Board of Ed.:
Series 2000 B, 0.12% 6/7/13, LOC Wells Fargo Bank NA, VRDN (c)	23,000	23,000
Series 2010 B, 0.08% 6/3/13, LOC JPMorgan Chase Bank, VRDN (c)	3,845	3,845
Chicago Gen. Oblig. Participating VRDN Series Solar 06 38, 0.12% 6/7/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(g)	7,650	7,650
Chicago Indl. Dev. Rev. (Chicago Scenic Studios, Inc. Proj.) Series 2000, 0.23% 6/7/13, LOC BMO Harris Bank NA, VRDN (c)(f)	2,595	2,595
Chicago Metropolitan Wtr. Reclamation District Greater Chicago Participating VRDN Series Solar 06 75, 0.12% 6/7/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(g)	19,795	19,795
Chicago O'Hare Int'l. Arpt. Rev. Series 2005 D, 0.12% 6/7/13, LOC Barclays Bank PLC, VRDN (c)	60,900	60,900
Chicago Park District Gen. Oblig. Participating VRDN:
Series MT 760, 0.08% 6/7/13 (Liquidity Facility Bank of America NA) (c)(g)	6,510	6,510
Series Putters 3842, 0.14% 6/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	4,000	4,000
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago Park District Gen. Oblig. Participating VRDN: - continued
Series ROC II R 11935, 0.12% 6/7/13 (Liquidity Facility Citibank NA) (c)(g)	$ 9,375	$ 9,375
Chicago Wtr. Rev.:
Series 2004 A1, 0.13% 6/7/13, LOC California Pub. Employees Retirement Sys., VRDN (c)	87,915	87,915
Series 2004 A2, 0.13% 6/7/13, LOC California Pub. Employees Retirement Sys., VRDN (c)	50,025	50,025
Series 2004 A3, 0.12% 6/7/13, LOC State Street Bank & Trust Co., Boston, VRDN (c)	17,745	17,745
Illinois Dev. Fin. Auth. Indl. Dev. Rev.:
(Delta-Unibus Corp. Proj.) Series 2001, 0.3% 6/7/13, LOC Bank of America NA, VRDN (c)(f)	3,600	3,600
(Mapes & Sprowl Steel Ltd. Proj.) Series 1996 A, 0.37% 6/7/13, LOC BMO Harris Bank NA, VRDN (c)(f)	452	452
(R&R Enterprises 2nd Proj.) Series 1999 A, 0.23% 6/7/13, LOC BMO Harris Bank NA, VRDN (c)(f)	2,455	2,455
Illinois Dev. Fin. Auth. Rev. (Rich Prods. Corp. Proj.) Series 1998, 0.18% 6/7/13, LOC HSBC Bank USA, NA, VRDN (c)(f)	7,825	7,825
Illinois Edl. Facilities Auth. Rev. (Field Museum of Natural History Proj.) Series 2000, 0.13% 6/7/13, LOC JPMorgan Chase Bank, VRDN (c)	14,900	14,900
Illinois Fin. Auth. Multi-family Rev. (Hidden Glen Apts. Proj.) Series 2007, 0.13% 6/7/13, LOC U.S. Bank NA, Cincinnati, VRDN (c)(f)	7,070	7,070
Illinois Fin. Auth. Rev.:
(Chicago Symphony Orchestra Proj.) Series 2008, 0.12% 6/7/13, LOC U.S. Bank NA, Cincinnati, VRDN (c)	19,540	19,540
(Children's Memorial Hosp. Proj.) Series 2008 D, 0.11% 6/7/13, LOC JPMorgan Chase Bank, VRDN (c)	13,250	13,250
(Edward Hosp. Obligated Group Proj.):
Series 2008 B1, 0.13% 6/7/13, LOC JPMorgan Chase Bank, VRDN (c)	36,200	36,200
Series 2008 B2, 0.13% 6/7/13, LOC JPMorgan Chase Bank, VRDN (c)	38,400	38,400
Series 2009 A, 0.13% 6/7/13, LOC Bank of America NA, VRDN (c)	24,500	24,500
(Little Co. of Mary Hosp. Proj.):
Series 2008 A, 0.13% 6/7/13, LOC JPMorgan Chase Bank, VRDN (c)	32,045	32,045
Series 2008 B, 0.13% 6/7/13, LOC JPMorgan Chase Bank, VRDN (c)	12,000	12,000
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Fin. Auth. Rev.: - continued
(Museum of Science & Industry Proj.):
Series 2009 A, 0.11% 6/7/13, LOC Bank of America NA, VRDN (c)	$ 15,500	$ 15,500
Series 2009 C, 0.13% 6/7/13, LOC PNC Bank NA, VRDN (c)	12,870	12,870
Series 2009 D, 0.13% 6/7/13, LOC Northern Trust Co., VRDN (c)	15,500	15,500
(OSF Healthcare Sys. Proj.) Series 2009 C, 0.14% 6/7/13, LOC Wells Fargo Bank NA, VRDN (c)	16,000	16,000
(Rehabilitation Institute of Chicago Proj.) Series 2009 B, 0.13% 6/7/13, LOC JPMorgan Chase Bank, VRDN (c)	16,000	16,000
(Rockford Mem. Hosp. Proj.) 0.13% 6/7/13, LOC JPMorgan Chase Bank, VRDN (c)	50,400	50,400
(Rush Univ. Med. Ctr. Proj.) Series 2008 A, 0.12% 6/7/13, LOC Northern Trust Co., VRDN (c)	7,700	7,700
(Saint Xavier Univ. Proj.) Series 2008, 0.17% 6/7/13, LOC Bank of America NA, VRDN (c)	9,775	9,775
(The Univ. of Chicago Med. Ctr. Proj.) Series 2010 A, 0.1% 6/3/13, LOC Bank of America NA, VRDN (c)	6,440	6,440
Participating VRDN:
Series BA 08 1137, 0.11% 6/7/13 (Liquidity Facility Bank of America NA) (c)(g)	12,855	12,855
Series EGL 06 115, 0.12% 6/7/13 (Liquidity Facility Citibank NA) (c)(g)	5,445	5,445
Series MS 3332, 0.15% 6/7/13 (Liquidity Facility Cr. Suisse) (c)(g)	11,000	11,000
Series Putters 3378, 0.14% 6/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	11,200	11,200
Series Putters 3435, 0.14% 6/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	2,105	2,105
Series 2009 A, 0.13% 6/7/13, LOC JPMorgan Chase Bank, VRDN (c)	9,000	9,000
Series 2011 A, 0.1% 6/3/13, LOC Bank of America NA, VRDN (c)	4,660	4,660
Illinois Hsg. Dev. Auth. Multi-family Hsg. Rev.:
(Lakeshore Plaza Proj.) Series 2008 B, 0.13% 6/7/13, LOC JPMorgan Chase Bank, VRDN (c)	31,985	31,985
(Prairie Station Apts. Proj.) 0.13% 6/7/13, LOC Fannie Mae, VRDN (c)(f)	17,900	17,900
(Valley View Apts. Proj.) 0.13% 6/7/13, LOC U.S. Bank NA, Cincinnati, VRDN (c)(f)	11,010	11,010
0.12% 6/7/13, LOC Freddie Mac, VRDN (c)	11,700	11,700
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Participating VRDN Series Putters 4304, 0.14% 6/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	$ 18,025	$ 18,025
Series 2007 A1, 0.14% 6/7/13, LOC Citibank NA, VRDN (c)	69,000	69,000
Lake County Multi-family Hsg. Rev. (Whispering Oaks Apts. Proj.) Series 2008, 0.13% 6/7/13, LOC Freddie Mac, VRDN (c)	16,650	16,650
Lake County Solid Waste Disp. Facilities Rev. (Countryside Landfill, Inc. Proj.) Series B, 0.29% 6/7/13, LOC JPMorgan Chase Bank, VRDN (c)(f)	4,320	4,320
Lisle Village Multi-family Hsg. Rev. (Devonshire of Lisle Proj.) Series 1991, 0.17% 6/7/13, LOC Freddie Mac, VRDN (c)(f)	6,000	6,000
Metropolitan Pier & Exposition Participating VRDN:
Series MS 3214, 0.13% 6/7/13 (Liquidity Facility Cr. Suisse) (c)(g)	18,400	18,400
Series MS 3220, 0.12% 6/7/13 (Liquidity Facility Cr. Suisse) (c)(g)	27,900	27,900
Series MS 3297, 0.12% 6/7/13 (Liquidity Facility Cr. Suisse) (c)(g)	5,000	5,000
Series MS 3305X, 0.12% 6/7/13 (Liquidity Facility Cr. Suisse) (c)(g)	11,500	11,500
Series Putters 3861, 0.15% 6/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	20,375	20,375
Series RBC O 42, 0.12% 6/7/13 (Liquidity Facility Royal Bank of Canada) (c)(g)	4,320	4,320
Palos Hills Multi-family Hsg. Rev. (Green Oaks Proj.) Series 1998, 0.18% 6/7/13, LOC Fannie Mae, VRDN (c)(f)	14,300	14,300
Univ. of Illinois Rev. Series 2008, 0.13% 6/7/13, LOC JPMorgan Chase Bank, VRDN (c)	24,890	24,890
		1,028,457
Indiana - 1.6%
Crawford County Econ. Dev. Rev. (Jasper Engine Exchange Proj.) Series 1997, 0.24% 6/7/13, LOC PNC Bank NA, VRDN (c)(f)	400	400
Eclipse Fdg. Trust Custody Rpt. Various States Participating VRDN Series Solar 07 26, 0.12% 6/7/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(g)	13,435	13,435
Elkhart County Hosp. Auth. Rev. (Elkhart Gen. Hosp. Proj.) Series 2008, 0.13% 6/7/13, LOC JPMorgan Chase Bank, VRDN (c)	21,390	21,390
Elkhart County Multi-family Hsg. Rev. (Pedcor Investments Proj.) Series 2000, 0.17% 6/7/13, LOC Fed. Home Ln. Bank, Indianapolis, VRDN (c)(f)	7,333	7,333
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Hammond Swr. & Solid Waste Disp. Rev. (Cargill, Inc. Proj.) 0.13% 6/7/13, VRDN (c)(f)	$ 39,000	$ 39,000
Indiana Dev. Fin. Auth. Econ. (Archer-Daniels Midland Co. Proj.) Series 2012, 0.18% 6/7/13 (Archer Daniels Midland Co. Guaranteed), VRDN (c)	5,500	5,500
Indiana Dev. Fin. Auth. Envir. Rev. (Duke Energy Indiana, Inc. Proj.) Series 2009 A3, 0.13% 6/7/13, LOC Mizuho Corporate Bank Ltd., VRDN (c)	32,450	32,450
Indiana Dev. Fin. Auth. Poll. Cont. Rev. (Southern Indiana Gas and Elec. Co. Proj.) Series 1998 A, 0.13% 6/7/13, LOC JPMorgan Chase Bank, VRDN (c)	16,000	16,000
Indiana Dev. Fin. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series 2002 B, 0.14% 6/7/13, LOC JPMorgan Chase Bank, VRDN (c)(f)	14,000	14,000
Indiana Fin. Auth. Health Sys. Rev.:
(Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.):
Series 2008 A, 0.11% 6/7/13, LOC JPMorgan Chase Bank, VRDN (c)	29,200	29,200
Series 2008 B, 0.13% 6/7/13, LOC JPMorgan Chase Bank, VRDN (c)	21,200	21,200
Series 2008 E, 0.12% 6/7/13, LOC Bank of America NA, VRDN (c)	32,700	32,700
Series 2008 I, 0.12% 6/7/13, LOC Wells Fargo Bank NA, VRDN (c)	8,000	8,000
Participating VRDN Series 3654 Z, 0.14% 6/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	15,730	15,730
Indiana Fin. Auth. Hosp. Rev.:
(Parkview Health Sys. Oblig. Group Proj.) Series 2009 B, 0.13% 6/7/13, LOC Wells Fargo Bank NA, VRDN (c)	7,890	7,890
Series 2011 A, 0.13% 6/7/13, LOC JPMorgan Chase Bank, VRDN (c)	16,070	16,070
Indiana Fin. Auth. Rev.:
(DePauw Univ. Proj.) Series 2008 B, 0.13% 6/7/13, LOC PNC Bank NA, VRDN (c)	5,450	5,450
(Trinity Health Cr. Group Proj.) Series 2008 D1, 0.09% 6/7/13, VRDN (c)	2,900	2,900
Series 2008, 0.13% 6/7/13, LOC JPMorgan Chase Bank, VRDN (c)	15,075	15,075
Indiana Health & Edl. Facilities Fing. Auth. Rev. Participating VRDN Series Solar 07 63, 0.12% 6/7/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(g)	14,975	14,975
Indianapolis Econ. Dev. Rev. (Pine Glen Apts. Proj.) 0.15% 6/7/13, LOC Fed. Home Ln. Bank, Cincinnati, VRDN (c)(f)	6,090	6,090
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Knox Econ. Dev. Rev. (Toll IN LLC Proj.) 0.18% 6/7/13, LOC Bank of America NA, VRDN (c)(f)	$ 9,435	$ 9,435
Lawrenceburg Poll. Cont. Rev. (Indiana Michigan Pwr. Co. Proj.) Series 2008 H, 0.12% 6/7/13, LOC Bank of Nova Scotia New York Branch, VRDN (c)	4,000	4,000
Marion Econ. Dev. Rev. (Indiana Wesleyan Univ. Proj.) Series 2006, 0.17% 6/7/13, LOC Bank of America NA, VRDN (c)	15,000	15,000
RBC Muni. Products, Inc. Trust Participating VRDN Series RBC E 23, 0.12% 6/7/13 (Liquidity Facility Royal Bank of Canada) (c)(g)	20,500	20,500
Saint Joseph County Hosp. Auth. Health Sys. Rev. (Memorial Health Sys. Proj.) Series 2008 A, 0.13% 6/7/13, LOC JPMorgan Chase Bank, VRDN (c)	31,930	31,930
Warrick County Poll. Cont. Rev. (Southern Indiana Gas and Elec. Co. Proj.) Series 1985 A, 0.13% 6/7/13, LOC JPMorgan Chase Bank, VRDN (c)	9,775	9,775
		415,428
Iowa - 0.3%
Iowa Fin. Auth. Series 2005 C, 0.13% 6/7/13 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (c)(f)	4,340	4,340
Iowa Fin. Auth. Midwestern (Archer-Daniels Midland Co. Proj.) Series 2012, 0.18% 6/7/13 (Archer Daniels Midland Co. Guaranteed), VRDN (c)	17,400	17,400
Iowa Fin. Auth. Poll. Cont. Facility Rev. (MidAmerican Energy Proj.) Series 2008 B, 0.17% 6/7/13, VRDN (c)	14,000	14,000
Iowa Fin. Auth. Rev. (Trinity Health Sys. Proj.) Series 2000 D, 0.12% 6/7/13, VRDN (c)	25,100	25,100
Iowa Fin. Auth. Solid Disp. Waste Rev. (MidAmerican Energy Proj.) Series 2008 A, 0.18% 6/7/13, VRDN (c)(f)	3,100	3,100
Iowa Fin. Auth. Wellness Facilities Rev. (Cmnty. Y of Marshalltown Proj.) Series 2001, 0.17% 6/7/13, LOC Northern Trust Co., VRDN (c)	5,600	5,600
		69,540
Kansas - 0.2%
Chanute Indl. Dev. Rev. (Ash Grove Cement Co. Proj.) Series 2000, 0.18% 6/7/13, LOC Bank of America NA, VRDN (c)(f)	25,100	25,100
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Kansas - continued
Lenexa Multi-family Hsg. Rev. (Meadows Apts. Proj.) Series A, 0.14% 6/7/13, LOC Fannie Mae, VRDN (c)(f)	$ 14,730	$ 14,730
Univ. of Kansas Hosp. Auth. Health Facilities Rev. (KU Health Sys. Proj.) Series 2004, 0.13% 6/3/13, LOC U.S. Bank NA, Cincinnati, VRDN (c)	10,440	10,440
		50,270
Kentucky - 1.5%
Boyd County Sewage & Solid Waste Rev. (Air Products and Chemicals, Inc. Proj.) Series 2003, 0.14% 6/7/13, VRDN (c)(f)	8,500	8,500
Carroll County Envir. Facilities Rev. (Kentucky Utils. Co. Proj.):
Series 2004 A, 0.13% 6/7/13, LOC Sumitomo Mitsui Banking Corp., VRDN (c)(f)	38,000	38,000
Series 2006 B, 0.13% 6/7/13, LOC Sumitomo Mitsui Banking Corp., VRDN (c)(f)	32,000	32,000
Series 2008 A, 0.13% 6/7/13, LOC Sumitomo Mitsui Banking Corp., VRDN (c)(f)	74,947	74,947
Daviess County Exempt Facilities Rev. (Kimberly-Clark Tissue Co. Proj.) Series 1999, 0.14% 6/7/13 (Kimberly-Clark Corp. Guaranteed), VRDN (c)(f)	4,870	4,870
Daviess County Solid Waste Disp. Facilities Rev. (Scott Paper Co. Proj.):
Series 1993 A, 0.14% 6/7/13 (Kimberly-Clark Corp. Guaranteed), VRDN (c)(f)	67,250	67,250
Series 1993 B, 0.14% 6/7/13 (Kimberly-Clark Corp. Guaranteed), VRDN (c)(f)	37,700	37,700
Elizabethtown Indl. Bldg. Rev. (Altec Industries, Inc. Proj.) Series 1997, 0.18% 6/7/13, LOC Wells Fargo Bank NA, VRDN (c)(f)	5,000	5,000
Henderson County Indl. Dev. Auth. (Pittsburg Tank & Tower Co. Proj.) 0.15% 6/7/13, LOC U.S. Bank NA, Cincinnati, VRDN (c)(f)	100	100
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. (St. Elizabeth Med. Ctr., Inc. Proj.) Series 2009 B, 0.13% 6/7/13, LOC JPMorgan Chase Bank, VRDN (c)	18,500	18,500
Kentucky Econ. Dev. Fin. Auth. Rev. Series 2005 B, 0.13% 6/7/13, LOC Branch Banking & Trust Co., VRDN (c)	14,900	14,900
Kentucky Hsg. Corp. Conduit Multi-family Mtg. Rev. (Gleneagles Apts. Proj.) 0.13% 6/7/13, LOC Fannie Mae, VRDN (c)(f)	9,500	9,500
Kentucky Hsg. Corp. Multi-family Rev. (Canterbury Southgate Hsg. Proj.) 0.13% 6/7/13, LOC Freddie Mac, VRDN (c)(f)	12,565	12,565
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Kentucky - continued
Kentucky Muni. Pwr. Agcy. Pwr. Sys. Rev. Participating VRDN Series Solar 07 107, 0.12% 6/7/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(g)	$ 20,460	$ 20,460
Larue County Indl. Dev. Rev. (CMH Hodgenville, Inc. Proj.) Series 2000, 0.17% 6/7/13, LOC U.S. Bank NA, Cincinnati, VRDN (c)(f)	6,000	6,000
Louisville & Jefferson County Series 2011 A, 0.12% 6/7/13, LOC JPMorgan Chase Bank, VRDN (c)	26,000	26,000
Louisville & Jefferson County Metropolitan Govt. Multi-family Hsg. Rev. (Waterford Place Apts. Proj.) Series 2003, 0.14% 6/7/13, LOC Freddie Mac, VRDN (c)	12,075	12,075
Mercer County Solid Waste Disp. Facility Rev. (Kentucky Utils. Co. Proj.) Series 2000 A, 0.12% 6/7/13, LOC Sumitomo Mitsui Banking Corp., VRDN (c)(f)	12,900	12,900
Minor Lane Heights Solid Waste Disp. Rev. (Waste Mgmt. of Kentucky, LLC Proj. D) Series 2003, 0.16% 6/7/13, LOC PNC Bank NA, VRDN (c)(f)	11,000	11,000
		412,267
Louisiana - 1.6%
East Baton Rouge Parish Pub. Impt. Sales Tax Rev. Series 2008 A, 0.13% 6/7/13, LOC JPMorgan Chase Bank, VRDN (c)	63,640	63,640
Louisiana Gas & Fuel Tax Rev. Participating VRDN:
Series Putters 3806, 0.14% 6/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	9,990	9,990
Series Solar 06 133, 0.12% 6/7/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(g)	6,840	6,840
Louisiana Gen. Oblig. Participating VRDN:
Series Putters 4119, 0.14% 6/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	18,480	18,480
Series Putters 4120, 0.14% 6/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	18,585	18,585
Series Putters 4121, 0.14% 6/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	17,400	17,400
Series Putters 4122, 0.14% 6/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	17,955	17,955
Louisiana Hsg. Fin. Auth. Multi-family Hsg. Rev. (The Reserve at Jefferson Proj.) Series 2008, 0.15% 6/7/13, LOC Freddie Mac, VRDN (c)	4,095	4,095
Louisiana Pub. Facilities Auth. Gulf Opportunity Zone Rev. (Celtic Mgmt. Corp. Proj.) Series 2008, 0.14% 6/7/13, LOC JPMorgan Chase Bank, VRDN (c)	14,250	14,250
Louisiana Pub. Facilities Auth. Hosp. Rev. (Franciscan Missionaries of Our Lady Health Sys. Proj.) Series 2008 A, 0.13% 6/7/13, LOC JPMorgan Chase Bank, VRDN (c)	23,510	23,510
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Louisiana - continued
Louisiana Pub. Facilities Auth. Rev.:
(Air Products & Chemicals, Inc. Proj.):
Series 2002, 0.14% 6/7/13, VRDN (c)(f)	$ 1,000	$ 1,000
Series 2003, 0.14% 6/7/13, VRDN (c)(f)	15,650	15,650
Series 2004, 0.13% 6/7/13, VRDN (c)	5,900	5,900
Series 2009 A, 0.13% 6/7/13, VRDN (c)	14,300	14,300
(C-Port LLC Proj.) Series 2008, 0.17% 6/7/13, LOC Bank of America NA, VRDN (c)	8,100	8,100
Saint James Parish Gen. Oblig.:
(Nucor Steel Louisiana LLC Proj.) Series 2010 B1, 0.33% 6/7/13, VRDN (c)	30,600	30,600
(NuStar Logistics, L.P. Proj.):
Series 2010 A, 0.16% 6/7/13, LOC JPMorgan Chase Bank, VRDN (c)	50,000	50,000
Series 2010 B, 0.16% 6/7/13, LOC JPMorgan Chase Bank, VRDN (c)	43,800	43,800
Series 2010, 0.14% 6/7/13, LOC Mizuho Corporate Bank Ltd., VRDN (c)	25,000	25,000
Series 2011, 0.16% 6/7/13, LOC Wells Fargo Bank NA, VRDN (c)	40,000	40,000
		429,095
Maine - 0.3%
Maine Fin. Auth. Solid Waste Disposable Rev. (Casella Waste Systems, Inc. Proj.) 0.18% 6/7/13, LOC Bank of America NA, VRDN (c)(f)	3,600	3,600
Maine Health & Higher Ed. Facilities Auth. Rev.:
Series 2008 A, 0.12% 6/7/13, LOC JPMorgan Chase Bank, VRDN (c)	29,830	29,830
Series 2008 B, 0.13% 6/7/13, LOC JPMorgan Chase Bank, VRDN (c)	9,300	9,300
Maine Hsg. Auth. Multi-family Dev. Rev. (Park Village Apts. Proj.) 0.15% 6/7/13, LOC Fannie Mae, VRDN (c)(f)	23,100	23,100
Maine Pub. Util. Fin. Pub. Util. Rev. (Maine Pub. Svc. Co. Proj.) Series 1996, 0.3% 6/7/13, LOC Bank of America NA, VRDN (c)(f)	13,600	13,600
Old Town ME Solid Waste Disp. (Georgia-Pacific Corp. Proj.) 0.13% 6/7/13, LOC Bank of Nova Scotia New York Branch, VRDN (c)(f)	13,000	13,000
		92,430
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Maryland - 0.7%
Anne Arundel County Gen. Oblig. Participating VRDN Series BBT 08 10, 0.12% 6/7/13 (Liquidity Facility Branch Banking & Trust Co.) (c)(g)	$ 13,630	$ 13,630
Maryland Cmnty. Dev. Administration Dept. of Hsg. & Cmnty. Dev.:
(Barrington Apts. Proj.) Series A, 0.13% 6/7/13, LOC Fannie Mae, VRDN (c)(f)	12,190	12,190
(Parlane Apts. Proj.) Series 2001 C, 0.13% 6/7/13, LOC Fannie Mae, VRDN (c)(f)	3,400	3,400
Maryland Cmnty. Dev. Administration Multi-family Dev. Rev. (Avalon Lea Apt. Proj.) Series 1997, 0.14% 6/7/13, LOC Fannie Mae, VRDN (c)	2,000	2,000
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Anne Arundel Health Sys. Proj.) Series 2009 B, 0.15% 6/7/13, LOC Bank of America NA, VRDN (c)	2,500	2,500
(Villa Julie College, Inc. Proj.) Series 2005, 0.13% 6/7/13, LOC Bank of America NA, VRDN (c)	69,120	69,120
Maryland Trans. Auth. Passenger Facility Charge Rev. Series 2012 C, 0.14% 6/7/13, LOC Wells Fargo Bank NA, VRDN (c)(f)	20,500	20,500
Maryland Trans. Auth. Trans. Facility Projects Rev. Participating VRDN:
Series BA 08 1077, 0.14% 6/7/13 (Liquidity Facility Bank of America NA) (c)(g)	5,055	5,055
Series ROC II R 11437, 0.13% 6/7/13 (Liquidity Facility Citibank NA) (c)(g)	10,000	10,000
Montgomery County Hsg. Opportunity Commission Single Family Mtg. Rev.:
Series 2007 F, 0.13% 6/7/13, LOC PNC Bank NA, VRDN (c)(f)	10,000	10,000
Series 2008 C, 0.13% 6/7/13, LOC PNC Bank NA, VRDN (c)(f)	8,450	8,450
Washington Suburban San. District Participating VRDN Series WF 11 129C, 0.13% 6/7/13 (Liquidity Facility Wells Fargo Bank NA) (c)(g)	18,295	18,295
		175,140
Massachusetts - 0.8%
Massachusetts Gen. Oblig. Participating VRDN:
Series Clipper 07 39, 0.12% 6/7/13 (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(g)	2,675	2,675
Series Clipper 07 41, 0.15% 6/7/13 (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(g)	39,000	39,000
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.:
(Children's Hosp. Proj.) Series 2010 N4, 0.08% 6/3/13, LOC JPMorgan Chase Bank, VRDN (c)	$ 2,650	$ 2,650
Participating VRDN:
Series PT 4633, 0.17% 6/7/13 (Liquidity Facility Deutsche Postbank AG) (c)(g)	40,375	40,375
Series Putters 4244, 0.14% 6/7/13 (Liquidity Facility Deutsche Bank AG New York Branch) (c)(g)	1,625	1,625
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Participating VRDN:
ROC II R 12193, 0.14% 6/7/13 (Liquidity Facility Citibank NA) (c)(g)	4,000	4,000
Series EGL 07 0031, 0.12% 6/7/13 (Liquidity Facility Citibank NA) (c)(g)	16,500	16,500
Series Putters 3990, 0.14% 6/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	2,000	2,000
Series Putters 4029, 0.14% 6/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	2,685	2,685
Series ROC II R 14021, 0.12% 6/7/13 (Liquidity Facility Citibank NA) (c)(g)	4,500	4,500
Massachusetts Wtr. Poll. Abatement Trust Participating VRDN:
Series Clipper 05 36, 0.12% 6/7/13 (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(g)	11,835	11,835
Series Clipper 06 11, 0.15% 6/7/13 (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(g)	59,605	59,605
Series PT 4644, 0.17% 6/7/13 (Liquidity Facility Deutsche Postbank AG) (c)(g)	9,955	9,955
Series ROC II R 11537, 0.14% 6/7/13 (Liquidity Facility Deutsche Postbank AG) (c)(g)	5,070	5,070
		202,475
Michigan - 1.0%
Detroit City School District Participating VRDN Series Solar 06 01, 0.12% 6/7/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(g)	3,400	3,400
Livonia Econ. Dev. Corp. (Madonna Univ. Proj.) Series 2009, 0.13% 6/7/13, LOC Fed. Home Ln. Bank Chicago, VRDN (c)	13,350	13,350
Michigan Fin. Auth. Rev.:
Participating VRDN:
Series Putters 4286, 0.14% 6/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	4,890	4,890
Series ROC II R 11988, 0.13% 6/7/13 (Liquidity Facility Citibank NA) (c)(g)	2,750	2,750
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Michigan Fin. Auth. Rev.: - continued
Participating VRDN:
Series ROC II R 14014, 0.13% 6/7/13 (Liquidity Facility Citibank NA) (c)(g)	$ 2,145	$ 2,145
Series 2012 C, 0.12% 6/7/13, LOC Citibank NA, VRDN (c)	23,600	23,600
Michigan Hosp. Fin. Auth. Rev.:
(Henry Ford Health Sys. Proj.) Series 2007, 0.12% 6/7/13, LOC JPMorgan Chase Bank, VRDN (c)	72,765	72,765
(McLaren Health Care Corp. Proj.):
Series 2008 B2, 0.12% 6/7/13, LOC JPMorgan Chase Bank, VRDN (c)	18,050	18,050
Series 2008 B3, 0.12% 6/7/13, LOC JPMorgan Chase Bank, VRDN (c)	12,300	12,300
Michigan Hsg. Dev. Auth. Single Family Mtg. Rev. Series 2007 B, 0.14% 6/7/13 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	25,500	25,500
Michigan Strategic Fund Ltd. Oblig. Rev. (Consumers Energy Co. Proj.):
0.13% 6/7/13, LOC JPMorgan Chase Bank, VRDN (c)	17,000	17,000
0.13% 6/7/13, LOC JPMorgan Chase Bank, VRDN (c)(f)	30,500	30,500
Wayne County Arpt. Auth. Rev.:
0.12% 6/7/13, LOC PNC Bank NA, VRDN (c)(f)	34,900	34,900
0.13% 6/7/13, LOC JPMorgan Chase Bank, VRDN (c)(f)	16,300	16,300
		277,450
Minnesota - 0.2%
Eagan Multi-family Rev. (Thomas Lake Place Apts. Proj.) Series 2003 A1, 0.15% 6/7/13, LOC Fannie Mae, VRDN (c)(f)	6,525	6,525
Hennepin County Hsg. & Redev. Auth. Multi-family Rev. (Stone Arch Apts. Proj.) 0.15% 6/7/13, LOC Fannie Mae, VRDN (c)(f)	9,800	9,800
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev. Participating VRDN Series MT 775, 0.09% 6/7/13 (Liquidity Facility Bank of America NA) (c)(g)	8,895	8,895
Minneapolis Multi-family Rev.:
(Gateway Real Estate Proj.) 0.18% 6/7/13, LOC Wells Fargo Bank NA, VRDN (c)(f)	1,795	1,795
(Stone Arch Apt. Proj.) Series 2002, 0.15% 6/7/13, LOC Fannie Mae, VRDN (c)(f)	3,600	3,600
Minnesota Gen. Oblig. Participating VRDN Series ROC II R 11538, 0.14% 6/7/13 (Liquidity Facility Deutsche Postbank AG) (c)(g)	10,245	10,245
Oak Park Heights Multi-family Rev. 0.13% 6/7/13, LOC Freddie Mac, VRDN (c)	7,785	7,785
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Minnesota - continued
St. Paul City Port Auth. District Heating Rev. Series 2009 5O, 0.14% 6/7/13, LOC Deutsche Bank AG, VRDN (c)	$ 2,600	$ 2,600
St. Paul Port Auth. District Cooling Rev. Series 2009 12EE, 0.15% 6/7/13, LOC Deutsche Bank AG, VRDN (c)(f)	4,700	4,700
		55,945
Mississippi - 0.1%
Mississippi Bus. Fin. Corp. Rev. (Jackson Med. Mall Foundation Prog.) Series 2008 A, 0.13% 6/7/13, LOC JPMorgan Chase Bank, VRDN (c)	7,700	7,700
Mississippi Bus. Fin. Corp. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 0.18% 6/7/13, LOC Bank of America NA, VRDN (c)(f)	10,000	10,000
Mississippi Dev. Bank Spl. Oblig. (Harrison County Proj.) Series 2008 A2, 0.14% 6/7/13, LOC Bank of America NA, VRDN (c)	14,000	14,000
Mississippi Home Corp. Multi-family Hsg. Rev. (Bristol Park Apts. Proj.) Series 2001 1, 0.17% 6/7/13, LOC Wells Fargo Bank NA, VRDN (c)(f)	7,600	7,600
		39,300
Missouri - 0.8%
Bi-State Dev. Agcy. Missouri Illinois Metropolitan District Rev. (Metrolink Cross County Extension Proj.) Series 2010 A, 0.13% 6/7/13, LOC JPMorgan Chase Bank, VRDN (c)	33,650	33,650
Grandview Indl. Dev. Auth. Multi-family Hsg. Rev. (Briarwood Apts. Proj.) 0.14% 6/7/13, LOC Fannie Mae, VRDN (c)(f)	11,900	11,900
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev.:
(Saint Louis Univ. Proj.) Series 2008 B1, 0.09% 6/3/13, LOC Bank of America NA, VRDN (c)	13,800	13,800
Participating VRDN:
Series EGL 07 0001, 0.12% 6/7/13 (Liquidity Facility Citibank NA) (c)(g)	6,000	6,000
Series PT 4624, 0.17% 6/7/13 (Liquidity Facility Deutsche Postbank AG) (c)(g)	11,050	11,050
Series Putters 3546, 0.14% 6/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	11,300	11,300
Series Putters 3929, 0.14% 6/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	2,785	2,785
Missouri Health & Edl. Facilities Auth. Health Facilities Rev. (SSM Health Care Sys. Proj.) Series 2010 D, 0.13% 6/7/13, LOC JPMorgan Chase Bank, VRDN (c)	6,460	6,460
Missouri Health & Edl. Facilities Auth. Rev.:
(Ascension Health Cr. Group Proj.) Series 2003 C2, 0.12% 6/7/13, VRDN (c)	14,800	14,800
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Missouri - continued
Missouri Health & Edl. Facilities Auth. Rev.: - continued
(Ascension Health Proj.):
Series 2003 C3, 0.12% 6/7/13, VRDN (c)	$ 18,600	$ 18,600
Series 2008 C4, 0.12% 6/7/13, VRDN (c)	2,700	2,700
Missouri Highways & Trans. Commission State Road Rev.:
Participating VRDN Series PT 4625, 0.17% 6/7/13 (Liquidity Facility Deutsche Postbank AG) (c)(g)	10,150	10,150
Series 2005 B, 0.14% 6/7/13, LOC State Street Bank & Trust Co., Boston, VRDN (c)	1,700	1,700
Saint Louis Indl. Dev. Auth.:
(Metropolitan Lofts Apts. Proj.) Series 2003 A, 0.16% 6/7/13, LOC Fannie Mae, VRDN (c)(f)	27,400	27,400
(Saint Luke's Plaza Apts. Proj.) Series 2009, 0.12% 6/7/13 (Liquidity Facility Freddie Mac), VRDN (c)	1,900	1,900
Springfield Pub. Util. Rev. Participating VRDN Series Solar 06 156, 0.12% 6/7/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(g)	30,125	30,125
St. Joseph Indl. Dev. Auth. Health Facilities Rev. (Heartland Health Sys. Proj.) Series 2009 A, 0.13% 6/7/13, LOC Bank of Montreal Chicago CD Prog., VRDN (c)	13,000	13,000
		217,320
Nebraska - 0.9%
Central Plains Energy Proj. Rev. (Nebraska Gas Proj.) Series 2009, 0.12% 6/7/13 (Liquidity Facility Royal Bank of Canada), VRDN (c)	52,845	52,845
Douglas County Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 0.16% 6/7/13, LOC Bank of America NA, VRDN (c)(f)	9,000	9,000
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev. Series 2010 C, 0.13% 6/7/13 (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (c)(f)	116,320	116,320
Nebraska Pub. Pwr. Generation Agcy. Rev. Participating VRDN Series Solar 07 20, 0.12% 6/7/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(g)	44,260	44,260
Washington County Indl. Dev. Rev. (Cargill Dow Polymers LLC Proj.) Series 2000, 0.12% 6/7/13 (Cargill, Inc. Guaranteed) (The Dow Chemical Co. Guaranteed), LOC Wells Fargo Bank NA, VRDN (c)(f)	5,400	5,400
		227,825
Nevada - 3.1%
Clark County Arpt. Rev.:
Series 2008 A2, 0.13% 6/7/13, LOC State Street Bank & Trust Co., Boston, VRDN (c)(f)	18,000	18,000
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Nevada - continued
Clark County Arpt. Rev.: - continued
Series 2008 B2, 0.12% 6/7/13, LOC State Street Bank & Trust Co., Boston, VRDN (c)(f)	$ 50,000	$ 50,000
Series 2008 C1, 0.13% 6/7/13, LOC JPMorgan Chase Bank, VRDN (c)(f)	122,900	122,900
Series 2008 C2, 0.33% 6/7/13, LOC Landesbank Baden-Wuert, VRDN (c)(f)	44,450	44,450
Series 2008 C3, 0.35% 6/7/13, LOC Landesbank Baden-Wuert, VRDN (c)(f)	27,300	27,300
Series 2008 D 2A, 0.13% 6/7/13, LOC Citibank NA, VRDN (c)	77,600	77,600
Series 2008 D1, 0.13% 6/7/13, LOC Citibank NA, VRDN (c)	38,400	38,400
Series 2008 D3, 0.13% 6/7/13, LOC Bank of America NA, VRDN (c)	39,415	39,415
Series 2011 B1, 0.14% 6/7/13, LOC Citibank NA, VRDN (c)(f)	88,700	88,700
Series 2011 B2, 0.14% 6/7/13, LOC Royal Bank of Canada, VRDN (c)(f)	36,800	36,800
Clark County Fuel Tax Participating VRDN:
Series BA 08 1171, 0.11% 6/7/13 (Liquidity Facility Bank of America NA) (c)(g)	47,475	47,475
Series Putters 3158, 0.14% 6/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	32,110	32,110
Series ROC II R 11507, 0.12% 6/7/13 (Liquidity Facility Citibank NA) (c)(g)	2,400	2,400
Clark County Indl. Dev. Rev. (Southwest Gas Corp. Proj.):
Series 2003 A, 0.17% 6/7/13, LOC JPMorgan Chase Bank, VRDN (c)(f)	39,200	39,200
Series 2009 A, 0.14% 6/7/13, LOC JPMorgan Chase Bank, VRDN (c)	16,000	16,000
Clark County McCarran Int'l. Arpt. Passenger Facility Charge Rev. Series 2010 F2, 0.12% 6/7/13, LOC Union Bank NA, VRDN (c)	69,850	69,850
Clark County Wtr. Reclamation District Participating VRDN Series Putters 3355, 0.14% 6/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	7,500	7,500
Eclipse Fdg. Trust Custody Rpt. Various States Participating VRDN Series Solar NV D7, 0.13% 6/7/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(g)	12,380	12,380
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Participating VRDN Series Solar 06 93, 0.12% 6/7/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(g)	14,000	14,000
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Nevada - continued
Nevada Hsg. Division (Horizon Apt. Hsg. Proj.) Series 2000 A, 0.13% 6/7/13, LOC Fannie Mae, VRDN (c)(f)	$ 7,410	$ 7,410
Reno Hosp. Rev. (Renown Reg'l. Med. Ctr. Proj.):
Series 2008 A, 0.12% 6/7/13, LOC Union Bank NA, VRDN (c)	31,400	31,400
Series 2009 A, 0.12% 6/7/13, LOC Wells Fargo Bank NA, VRDN (c)	7,000	7,000
Series 2009 B, 0.11% 6/7/13, LOC Wells Fargo Bank NA, VRDN (c)	7,000	7,000
		837,290
New Hampshire - 0.2%
New Hampshire Bus. Fin. Auth. Ind. Dev. Rev. (Wiggins Airways Proj.) Series 1998, 0.41% 6/7/13, LOC Bank of America NA, VRDN (c)(f)	3,300	3,300
New Hampshire Bus. Fin. Auth. Resource Recovery Rev. (Wheelabrator Concord Co. LP Proj.) Series 1997 A, 0.13% 6/7/13, LOC Wells Fargo Bank NA, VRDN (c)	13,800	13,800
New Hampshire Bus. Fin. Auth. Rev. (Luminescent Sys., Inc. Proj.) Series 1998, 0.4% 6/7/13, LOC HSBC Bank USA, NA, VRDN (c)(f)	1,450	1,450
New Hampshire Bus. Fin. Auth. Solid Waste Disp. Rev. (Casella Waste Sys., Inc. Proj.) Series 2013, 0.18% 6/7/13, LOC Bank of America NA, VRDN (c)(f)	2,700	2,700
New Hampshire Health & Ed. Facilities Auth. Rev.:
(Exeter Hosp. Obligated Group Proj.) Series 2001 B, 0.12% 6/7/13, LOC Bank of America NA, VRDN (c)	7,385	7,385
(Frisbie Memorial Hosp. Proj.) Series 2006, 0.14% 6/7/13, LOC TD Banknorth, NA, VRDN (c)	11,050	11,050
Series 2011 B, 0.14% 6/7/13, LOC Royal Bank of Canada, VRDN (c)(f)	2,600	2,600
New Hampshire Hsg. Fin. Auth. Multi-family Rev. (Pheasant Run Proj.) 0.13% 6/7/13, LOC Fannie Mae, VRDN (c)(f)	16,400	16,400
		58,685
New Jersey - 0.1%
New Jersey Health Care Facilities Fing. Auth. Rev. (AHS Hosp. Corp. Proj.) Series 2008 C, 0.1% 6/7/13, LOC JPMorgan Chase Bank, VRDN (c)	2,780	2,780
New Jersey Hsg. & Mtg. Fin. Agcy. Multi-family Rev. Series 2008 F, 0.14% 6/7/13, LOC Bank of America NA, VRDN (c)(f)	7,600	7,600
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
New Jersey - continued
Salem County Poll. Cont. Fin. Auth. Rev. (Pub. Svc. Elec. and Gas Co. Proj.):
Series 2003 B1, 0.29% 6/7/13, VRDN (c)	$ 4,000	$ 4,000
Series 2012 A, 0.31% 6/7/13, VRDN (c)(f)	15,000	15,000
		29,380
New Mexico - 0.1%
New Mexico Muni. Energy Acquisition Auth. Gas Supply Rev. Series 2009, 0.12% 6/7/13 (Liquidity Facility Royal Bank of Canada), VRDN (c)	15,050	15,050
Rio Rancho Wtr. & Wastewtr. Sys. Rev. Participating VRDN Series Solar 2007 19, 0.12% 6/7/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(g)	9,490	9,490
Univ. of New Mexico Univ. Revs. Participating VRDN Series ROC II R 11961, 0.12% 6/7/13 (Liquidity Facility Citibank NA) (c)(g)	2,000	2,000
		26,540
New York - 9.6%
Dutchess County Indl. Dev. Agcy. Civic Facility Rev. (Lutheran Ctr. at Poughkeepsie, Inc. Proj.) 0.23% 6/7/13, LOC KeyBank NA, VRDN (c)	2,400	2,400
Long Island Pwr. Auth. Elec. Sys. Rev.:
Subseries 2001 2B, 0.11% 6/3/13, LOC Bayerische Landesbank Girozentrale, VRDN (c)	3,000	3,000
Subseries 2001 3A, 0.11% 6/7/13, LOC JPMorgan Chase Bank, VRDN (c)	5,000	5,000
Nassau Health Care Corp. Rev. Series 2009 B2, 0.11% 6/7/13, LOC TD Banknorth, NA, VRDN (c)	18,160	18,160
New York City Gen. Oblig.:
Participating VRDN:
Series Putters 3196, 0.14% 6/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	8,425	8,425
Series ROC II R 14045, 0.13% 6/7/13 (Liquidity Facility Citibank NA) (c)(g)	5,400	5,400
Series 2004 H6, 0.12% 6/7/13, LOC Bank of America NA, VRDN (c)	15,105	15,105
Series 2004 H8, 0.12% 6/7/13 (Liquidity Facility Bank of America NA), VRDN (c)	2,235	2,235
Series 2010 G4, 0.1% 6/7/13 (Liquidity Facility Barclays Bank PLC), VRDN (c)	7,200	7,200
Series 2012 G3, 0.12% 6/7/13 (Liquidity Facility Citibank NA), VRDN (c)	80,450	80,450
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Hsg. Dev. Corp. Multi-family Mtg. Rev.:
(89 Murray St. Proj.) Series A, 0.12% 6/7/13, LOC Fannie Mae, VRDN (c)(f)	$ 4,000	$ 4,000
(941 Hoe Avenue Apts. Proj.) Series A, 0.12% 6/7/13, LOC Fannie Mae, VRDN (c)(f)	6,660	6,660
(Beacon Mews Dev. Proj.) Series 2006 A, 0.16% 6/7/13, LOC Citibank NA, VRDN (c)(f)	8,000	8,000
(Beekman Tower Proj.) Series 2008 A, 0.15% 6/7/13, LOC RBS Citizens NA, VRDN (c)	26,000	26,000
(Courtland Avenue Apts. Proj.) Series A, 0.13% 6/7/13, LOC Fannie Mae, VRDN (c)(f)	7,905	7,905
(East 165th Street Proj.) Series A, 0.16% 6/7/13, LOC Citibank NA, VRDN (c)(f)	7,665	7,665
(Intervale Gardens Apts.) Series A, 0.16% 6/7/13, LOC Citibank NA, VRDN (c)(f)	3,115	3,115
(Louis Nine Boulevard Apts. Proj.) Series A, 0.13% 6/7/13, LOC Fannie Mae, VRDN (c)(f)	7,300	7,300
(Manhattan Court Dev. Proj.) Series A, 0.16% 6/7/13, LOC Citibank NA, VRDN (c)(f)	16,500	16,500
(Morris Ave. Apts. Proj.) Series A, 0.12% 6/7/13, LOC Fannie Mae, VRDN (c)(f)	14,700	14,700
(Peter Cintron Apts. Proj.) Series C, 0.12% 6/7/13, LOC Fannie Mae, VRDN (c)(f)	4,140	4,140
(State Renaissance Court Proj.) Series A, 0.12% 6/7/13, LOC Freddie Mac, VRDN (c)(f)	28,700	28,700
(Villa Avenue Apts. Proj.) Series 2006 A, 0.12% 6/7/13, LOC Fannie Mae, VRDN (c)(f)	5,990	5,990
(West 48th Street Dev. Proj.) Series 2001 A, 0.12% 6/7/13, LOC Fannie Mae, VRDN (c)(f)	2,000	2,000
New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev.:
(155 West 21st Street Dev. Proj.) Series 2007 A, 0.13% 6/7/13, LOC Fannie Mae, VRDN (c)(f)	8,400	8,400
(255 West 9th Street Proj.) Series 2001 A, 0.12% 6/7/13, LOC Fannie Mae, VRDN (c)(f)	66,935	66,935
(Brittany Dev. Proj.) Series A, 0.12% 6/7/13, LOC Fannie Mae, VRDN (c)(f)	46,000	46,000
(Linden Plaza Proj.) Series 2008 A, 0.12% 6/7/13, LOC Freddie Mac, VRDN (c)(f)	67,520	67,520
(Morris Avenue Apts. Proj.) Series A, 0.13% 6/7/13, LOC Fannie Mae, VRDN (c)(f)	26,000	26,000
(One Columbus Place Dev. Proj.) Series A, 0.12% 6/7/13, LOC Fannie Mae, VRDN (c)(f)	32,915	32,915
(Related-Tribeca Tower Proj.) Series 1997 A, 0.12% 6/7/13, LOC Fannie Mae, VRDN (c)(f)	15,000	15,000
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev.: - continued
(Rivereast Apts. Proj.) Series A, 0.12% 6/7/13, LOC Freddie Mac, VRDN (c)(f)	$ 4,150	$ 4,150
(West 43rd Street Proj.) Series 1999 A, 0.12% 6/7/13, LOC Fannie Mae, VRDN (c)(f)	3,300	3,300
(West End Towers Proj.) Series 2004 A, 0.12% 6/7/13, LOC Fannie Mae, VRDN (c)(f)	16,500	16,500
(Westport Dev. Proj.) Series 2004 A, 0.12% 6/7/13, LOC Fannie Mae, VRDN (c)(f)	61,000	61,000
Series 2002 A, 0.14% 6/7/13, LOC Fannie Mae, VRDN (c)(f)	51,500	51,500
New York City Hsg. Dev. Corp. Residential Rev. (Montefiore Med. Ctr. Proj.) Series 1993 A, 0.13% 6/7/13, LOC JPMorgan Chase Bank, VRDN (c)	6,600	6,600
New York City Indl. Dev. Agcy. Civic Facility Rev. (Casa Proj.) Series 2000, 0.13% 6/7/13, LOC JPMorgan Chase Bank, VRDN (c)	12,645	12,645
New York City Indl. Dev. Agcy. Rev. (FC Hanson Office Associates LLC Proj.) Series 2004, 0.17% 6/7/13, LOC Lloyds TSB Bank PLC, VRDN (c)	26,400	26,400
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Participating VRDN:
Series EGL 06 69 Class A, 0.12% 6/7/13 (Liquidity Facility Citibank NA) (c)(g)	16,400	16,400
Series EGL 06 74 Class A, 0.13% 6/7/13 (Liquidity Facility Citibank NA) (c)(g)	7,045	7,045
Series EGL 07 0157, 0.12% 6/7/13 (Liquidity Facility Citibank NA) (c)(g)	19,800	19,800
Series EGL 09 46A, 0.12% 6/7/13 (Liquidity Facility Citibank NA) (c)(g)	13,430	13,430
Series Putters 3384, 0.14% 6/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	3,750	3,750
Series Putters 3496Z, 0.14% 6/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	7,945	7,945
Series ROC II R 11904, 0.12% 6/7/13 (Liquidity Facility Citibank NA) (c)(g)	3,000	3,000
Series ROC II R 11931, 0.12% 6/7/13 (Liquidity Facility Citibank NA) (c)(g)	3,750	3,750
New York City Transitional Fin. Auth. Rev.:
Participating VRDN:
Series EGL 07 0019, 0.12% 6/7/13 (Liquidity Facility Citibank NA) (c)(g)	8,865	8,865
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Transitional Fin. Auth. Rev.: - continued
Participating VRDN:
Series Putters 4084Z, 0.14% 6/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	$ 3,850	$ 3,850
Series ROC II R 11971, 0.12% 6/7/13 (Liquidity Facility Citibank NA) (c)(g)	2,000	2,000
Series ROC II R 11972, 0.12% 6/7/13 (Liquidity Facility Citibank NA) (c)(g)	2,900	2,900
Series ROC II R 11994, 0.12% 6/7/13 (Liquidity Facility Citibank NA) (c)(g)	4,500	4,500
Series ROC II R 14049, 0.13% 6/7/13 (Liquidity Facility Citibank NA) (c)(g)	9,235	9,235
Series 1999 A2, 0.13% 6/7/13 (Liquidity Facility JPMorgan Chase Bank), VRDN (c)	10,400	10,400
Series 2001 A, 0.11% 6/7/13 (Liquidity Facility JPMorgan Chase Bank), VRDN (c)	31,700	31,700
Series 2001 B, 0.1% 6/3/13 (Liquidity Facility Landesbank Baden-Wuert), VRDN (c)	13,400	13,400
Series 2003 1E, 0.13% 6/7/13 (Liquidity Facility Bayerische Landesbank Girozentrale), VRDN (c)	14,195	14,195
New York Dorm. Auth. Personal Income Tax Rev. Participating VRDN:
Series Putters 3518, 0.14% 6/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	2,640	2,640
Series Putters 3698 Z, 0.14% 6/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	15,800	15,800
Series ROC II R 14005, 0.12% 6/7/13 (Liquidity Facility Citibank NA) (c)(g)	14,030	14,030
New York Dorm. Auth. Revs.:
(City Univ. Proj.) Series 2008 C, 0.12% 6/7/13, LOC Bank of America NA, VRDN (c)	147,950	147,950
(New York City Court Facilities Lease Proj.) Series 2005 B, 0.13% 6/7/13, LOC Bayerische Landesbank Girozentrale, VRDN (c)	1,000	1,000
(Univ. of Rochester Proj.) Series 2008 A1, 0.11% 6/7/13, LOC Wells Fargo Bank NA, VRDN (c)	6,600	6,600
Participating VRDN:
ROC II R 11944, 0.12% 6/7/13 (Liquidity Facility Citibank NA) (c)(g)	5,150	5,150
Series EGL 06 47 Class A, 0.13% 6/7/13 (Liquidity Facility Citibank NA) (c)(g)	15,500	15,500
Series EGL 07 0002, 0.12% 6/7/13 (Liquidity Facility Citibank NA) (c)(g)	18,000	18,000
Series EGL 07 0066, 0.12% 6/7/13 (Liquidity Facility Citibank NA) (c)(g)	31,025	31,025
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Revs.: - continued
Participating VRDN:
Series ROC II R 11535, 0.12% 6/7/13 (Liquidity Facility Citibank NA) (c)(g)	$ 3,590	$ 3,590
Series ROC II R 11722, 0.12% 6/7/13 (Liquidity Facility Citibank NA) (c)(g)	2,935	2,935
Series ROC II R 11943, 0.12% 6/7/13 (Liquidity Facility Citibank NA) (c)(g)	5,580	5,580
New York Hsg. Fin. Agcy. Rev.:
(10 Barclay Street Hsg. Proj.) Series 2004 A, 0.11% 6/7/13, LOC Fannie Mae, VRDN (c)	9,300	9,300
(101 West End Hsg. Proj.):
Series 1998 A, 0.12% 6/7/13, LOC Fannie Mae, VRDN (c)(f)	30,800	30,800
Series 1999 A, 0.12% 6/7/13, LOC Fannie Mae, VRDN (c)(f)	52,850	52,850
(125 West 31st Street Proj.) Series 2005 A, 0.13% 6/7/13, LOC Fannie Mae, VRDN (c)(f)	12,500	12,500
(150 East 44th Street Hsg. Proj.):
Series 2000 A, 0.12% 6/7/13, LOC Fannie Mae, VRDN (c)(f)	28,500	28,500
Series 2001 A, 0.12% 6/7/13, LOC Fannie Mae, VRDN (c)(f)	2,400	2,400
(1500 Lexington Avenue Proj.) Series A, 0.12% 6/7/13, LOC Fannie Mae, VRDN (c)(f)	4,400	4,400
(240 East 39th Street Hsg. Proj.) Series 1997 A, 0.12% 6/7/13, LOC Fannie Mae, VRDN (c)(f)	111,800	111,800
(250 West 50th Street Hsg. Proj.) Series 1997 A, 0.12% 6/7/13, LOC Fannie Mae, VRDN (c)(f)	13,495	13,495
(316 Eleventh Ave. Hsg. Proj.) Series 2007 A, 0.13% 6/7/13, LOC Fannie Mae, VRDN (c)(f)	8,000	8,000
(330 West 39th Street Hsg. Proj.) Series 2010 A, 0.21% 6/7/13, LOC Bank of America NA, VRDN (c)	29,200	29,200
(360 West 43rd Street Hsg. Proj.) Series A, 0.13% 6/7/13, LOC Fannie Mae, VRDN (c)(f)	9,900	9,900
(55 West 25th Street Hsg. Proj.) Series 2005 A, 0.12% 6/7/13, LOC Fannie Mae, VRDN (c)(f)	105,400	105,400
(66 West 38th Street Hsg. Proj.) Series A:
0.12% 6/7/13, LOC Fannie Mae, VRDN (c)(f)	4,000	4,000
0.12% 6/7/13, LOC Fannie Mae, VRDN (c)(f)	44,300	44,300
(70 Battery Place Hsg. Proj.) Series 1999 A, 0.13% 6/7/13, LOC Fannie Mae, VRDN (c)(f)	10,000	10,000
(900 Eighth Avenue Hsg. Proj.) Series 2002 A, 0.12% 6/7/13, LOC Fannie Mae, VRDN (c)(f)	59,000	59,000
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Hsg. Fin. Agcy. Rev.: - continued
(Avalon Chrystie Place I Hsg. Proj.) Series 2004 B, 0.12% 6/7/13, LOC Freddie Mac, VRDN (c)(f)	$ 51,500	$ 51,500
(Chelsea Apts. Proj.) Series 2003 A, 0.12% 6/7/13, LOC Fannie Mae, VRDN (c)(f)	40,500	40,500
(Chelsea Arms Hsg. Proj.) Series 1998 A, 0.13% 6/7/13, LOC Fannie Mae, VRDN (c)(f)	7,000	7,000
(Clinton Green South Hsg. Proj.) Series 2005 A, 0.13% 6/7/13, LOC Freddie Mac, VRDN (c)(f)	23,000	23,000
(Clinton Park Phase II Hsg. Proj.) Series 2011 A2, 0.13% 6/7/13, LOC Wells Fargo Bank NA, VRDN (c)	34,400	34,400
(East 39th Street Hsg. Proj.) Series 1999 A, 0.13% 6/7/13, LOC Fannie Mae, VRDN (c)(f)	33,700	33,700
(Helena Hsg. Proj.) Series 2003 A, 0.12% 6/7/13, LOC Fannie Mae, VRDN (c)(f)	9,000	9,000
(Kew Garden Hills Apts. Hsg. Proj.) Series 2003 A, 0.12% 6/7/13, LOC Fannie Mae, VRDN (c)(f)	11,170	11,170
(Reverend Polite Ave. Apt. Hsg. Proj.) Series 2005 A, 0.15% 6/7/13, LOC Fannie Mae, VRDN (c)(f)	7,435	7,435
(Sea Park West Hsg. Proj.) Series 2004 A, 0.15% 6/7/13, LOC Freddie Mac, VRDN (c)(f)	12,300	12,300
(South Cove Plaza Proj.) Series A, 0.12% 6/7/13, LOC Freddie Mac, VRDN (c)(f)	28,000	28,000
(Theatre Row Tower Hsg. Proj.) Series 2001 A, 0.13% 6/7/13, LOC Freddie Mac, VRDN (c)(f)	10,000	10,000
(West 20th Street Proj.) Series 2001 A:
0.12% 6/7/13, LOC Fannie Mae, VRDN (c)(f)	28,875	28,875
0.12% 6/7/13, LOC Fannie Mae, VRDN (c)(f)	51,000	51,000
(West 23rd Street Hsg. Proj.):
Series 2001 A, 0.12% 6/7/13, LOC Fannie Mae, VRDN (c)(f)	26,000	26,000
Series 2002 A, 0.12% 6/7/13, LOC Fannie Mae, VRDN (c)(f)	62,600	62,600
(West 33rd Street Hsg. Proj.) Series 2003 A, 0.12% 6/7/13, LOC Fannie Mae, VRDN (c)(f)	26,700	26,700
(West 38th Street Hsg. Proj.) Series 2002 A, 0.12% 6/7/13, LOC Fannie Mae, VRDN (c)(f)	16,000	16,000
Series 2004 A, 0.12% 6/7/13, LOC Fannie Mae, VRDN (c)(f)	52,950	52,950
Series 2007 A:
0.12% 6/7/13, LOC Fannie Mae, VRDN (c)(f)	62,100	62,100
0.12% 6/7/13, LOC Freddie Mac, VRDN (c)(f)	50,000	50,000
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Hsg. Fin. Agcy. Rev.: - continued
Series 2008 A, 0.12% 6/7/13, LOC Freddie Mac, VRDN (c)	$ 26,900	$ 26,900
Series 2010 A, 0.12% 6/7/13, LOC Freddie Mac, VRDN (c)	21,700	21,700
Series 2011 A2, 0.17% 6/7/13, LOC Wells Fargo Bank NA, VRDN (c)	17,700	17,700
New York Hsg. Fin. Svc. Contract Rev.:
Series 2003 L, 0.14% 6/7/13, LOC Bank of America NA, VRDN (c)	25,700	25,700
Series 2003 M1, 0.14% 6/7/13, LOC Bank of America NA, VRDN (c)	15,065	15,065
New York Liberty Dev. Corp. Lib Participating VRDN Series Putters 4083, 0.14% 6/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	5,910	5,910
New York Local Govt. Assistance Corp. Series 2008 B, 0.11% 6/7/13 (Liquidity Facility JPMorgan Chase Bank), VRDN (c)	4,900	4,900
New York Metropolitan Trans. Auth. Rev. Series 2005 A, 0.13% 6/7/13, LOC JPMorgan Chase Bank, VRDN (c)	34,000	34,000
New York State Energy Research & Dev. Auth. Facilities Rev. (Consolidated Edison Co. of New York, Inc. Proj.):
Series 2004 C1, 0.13% 6/7/13, LOC Mizuho Corporate Bank Ltd., VRDN (c)(f)	17,800	17,800
Series 2005 A2, 0.11% 6/7/13, LOC Mizuho Corporate Bank Ltd., VRDN (c)	1,500	1,500
Series 2010 A2, 0.1% 6/7/13, LOC Bank of Nova Scotia, VRDN (c)(f)	3,000	3,000
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund Participating VRDN Series ROC II R 11997, 0.13% 6/7/13 (Liquidity Facility Citibank NA) (c)(g)	4,800	4,800
Syracuse Indl. Dev. Agcy. Civic Facility Rev. (Syracuse Univ. Proj.) Series 2005 B, 0.11% 6/7/13, LOC JPMorgan Chase Bank, VRDN (c)	15,215	15,215
Triborough Bridge & Tunnel Auth. Revs.:
Series 2003 B1, 0.11% 6/7/13, LOC California Pub. Employees Retirement Sys., VRDN (c)	10,000	10,000
Series 2005 A3, 0.12% 6/7/13, LOC U.S. Bank NA, Cincinnati, VRDN (c)	1,800	1,800
Yonkers Indl. Dev. Agcy. Civic Facility Rev. (Consumers Union of United States, Inc. Proj.) Series 2005, 0.13% 6/7/13, LOC JPMorgan Chase Bank, VRDN (c)	17,225	17,225
		2,584,170
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
New York & New Jersey - 0.6%
Port Auth. of New York & New Jersey Participating VRDN Series EGL 06 107 Class A, 0.17% 6/7/13 (Liquidity Facility Citibank NA) (c)(f)(g)	$ 151,450	$ 151,450
Non State Specific - 0.1%
Illinois Fin. Auth. Rev. Participating VRDN Series Putters 3174, 0.14% 6/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	15,620	15,620
North Carolina - 1.6%
Bb&T Muni. Trust Participating VRDN Series BBT 08 11, 0.12% 6/7/13 (Liquidity Facility Branch Banking & Trust Co.) (c)(g)	21,290	21,290
Charlotte Ctfs. of Prtn. Participating VRDN Series Putters 4724, 0.11% 6/7/13 (Liquidity Facility Bank of America NA) (c)(g)	11,680	11,680
Charlotte Int'l. Arpt. Rev.:
(Charlotte Douglas Int'l. Arpt. Proj.) Series 2008 D, 0.12% 6/7/13, LOC Bank of America NA, VRDN (c)	26,155	26,155
Series 2010 C, 0.14% 6/7/13, LOC Wells Fargo Bank NA, VRDN (c)	18,025	18,025
Charlotte Wtr. & Swr. Sys. Rev.:
Participating VRDN Series BC 09 43W, 0.14% 6/7/13 (Liquidity Facility Barclays Bank PLC) (c)(g)	5,000	5,000
Series 2002 C, 0.12% 6/7/13 (Liquidity Facility Bank of America NA), VRDN (c)	1,445	1,445
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Series 2007 E, 0.1% 6/7/13, LOC TD Banknorth, NA, VRDN (c)	10,000	10,000
Greensboro Combined Enterprise Sys. Rev. Series 2009 B, 0.13% 6/7/13 (Liquidity Facility Bank of America NA), VRDN (c)	10,000	10,000
North Carolina Cap. Facilities Fin. Agcy. Edl. Facilities Rev.:
(Greensboro College Proj.) 0.15% 6/7/13, LOC Bank of America NA, VRDN (c)	2,400	2,400
Series 2011, 0.13% 6/7/13, LOC Bank of America NA, VRDN (c)	19,200	19,200
North Carolina Cap. Facilities Fin. Agcy. Rev. Participating VRDN:
Series EGL 7050060, 0.12% 6/7/13 (Liquidity Facility Citibank NA) (c)(g)	23,150	23,150
Series GS 08 9TP, 0.13% 6/7/13 (Liquidity Facility Wells Fargo & Co.) (c)(g)	23,150	23,150
Series ROC II R 11850, 0.12% 6/7/13 (Liquidity Facility Citibank NA) (c)(g)	12,600	12,600
North Carolina Med. Care Cmnty. Health Participating VRDN Series BA 08 3509, 0.14% 6/7/13 (Liquidity Facility Bank of America NA) (c)(g)	4,000	4,000
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
North Carolina Med. Care Commission Health Care Facilities Rev.:
(Univ. Health Systems of Eastern Carolina Proj.) Series 2008 A2, 0.13% 6/7/13, LOC Bank of America NA, VRDN (c)	$ 38,580	$ 38,580
(WakeMed Proj.) Series 2009 C, 0.13% 6/7/13, LOC Wells Fargo Bank NA, VRDN (c)	15,775	15,775
Participating VRDN:
Series BC 10 31W, 0.14% 6/7/13 (Liquidity Facility Barclays Bank PLC) (c)(g)	3,625	3,625
Series ROC II R 11808, 0.12% 6/7/13 (Liquidity Facility Citibank NA) (c)(g)	1,365	1,365
North Carolina Med. Care Commission Hosp. Rev. (CaroMont Health Proj.) Series 2003 A, 0.13% 6/7/13, LOC Wells Fargo Bank NA, VRDN (c)	36,390	36,390
North Carolina State Univ. at Raleigh Rev. Participating VRDN Series MT 792, 0.12% 6/7/13 (Liquidity Facility Bank of America NA) (c)(g)	6,460	6,460
Parson County Indl. Facilities and Poll. Cont. Fing. Auth. (CertainTeed Gypsum NC, Inc. Proj.) Series 2010, 0.16% 6/7/13, LOC Cr. Industriel et Commercial, VRDN (c)	32,630	32,630
Piedmont Triad Arpt. Auth. Series 2008 B, 0.15% 6/7/13, LOC Branch Banking & Trust Co., VRDN (c)(f)	24,090	24,090
Raleigh Combined Enterprise Sys. Rev. Participating VRDN Series EGL 07 0010, 0.12% 6/7/13 (Liquidity Facility Citibank NA) (c)(g)	4,950	4,950
Raleigh Durham Arpt. Auth. Arpt. Rev. Series 2008 C, 0.13% 6/7/13, LOC U.S. Bank NA, Cincinnati, VRDN (c)	5,765	5,765
Reset Optional Ctfs. Trust II-R Participating VRDN Series ROC II R 645, 0.13% 6/7/13 (Liquidity Facility Citibank NA) (c)(g)	9,625	9,625
Sampson County Indl. Facilities & Poll. Cont. Fing. Auth. Envir. Facilities Rev. (Sampson County Disp., Inc. Proj.):
0.16% 6/7/13, LOC Bank of America NA, VRDN (c)(f)	15,855	15,855
0.16% 6/7/13, LOC Bank of America NA, VRDN (c)(f)	4,750	4,750
Union County Indl. Facilities & Poll. Cont. Fing. Auth. Indl. Dev. Rev. (Greiner Vacuette NA Proj.) 0.28% 6/7/13, LOC Wells Fargo Bank NA, VRDN (c)(f)	1,300	1,300
Univ. of North Carolina at Chapel Hill Rev. Participating VRDN Series EGL 05 3014 Class A, 0.13% 6/7/13 (Liquidity Facility Citibank NA) (c)(g)	28,900	28,900
		418,155
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
North Dakota - 0.2%
Cass County Solid Waste Disp. Rev. (Tharaldson Ethanol Plant I, LLC Proj.) Series 2007, 0.42% 6/7/13, LOC Bank of America NA, VRDN (c)(f)	$ 46,500	$ 46,500
Hebron Indl. Dev. Rev. (Dacco, Inc. Proj.) 0.21% 6/7/13, LOC U.S. Bank NA, Cincinnati, VRDN (c)(f)	1,180	1,180
		47,680
Ohio - 1.7%
Akron Bath Copley Hosp. District Rev.:
(Akron Gen. Health Systems Proj.) Series 2008, 0.16% 6/7/13, LOC JPMorgan Chase Bank, VRDN (c)	6,500	6,500
Series B, 0.13% 6/7/13, LOC JPMorgan Chase Bank, VRDN (c)	11,200	11,200
Columbus Gen. Oblig. Participating VRDN Series Clipper 08 2, 0.12% 6/7/13 (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(g)	7,985	7,985
Cuyahoga County Cultural Facilities Rev. (Maltz Museum of Jewish Heritage Proj.) 0.15% 6/7/13, LOC Bank of New York, New York, VRDN (c)	6,300	6,300
Franklin County Health Care Facilities Rev. (Mother Angeline McCrory Manor, Inc. Proj.) Series 2011, 0.15% 6/7/13, LOC JPMorgan Chase Bank, VRDN (c)	14,510	14,510
Hamilton County Hosp. Facilities Rev. (Children's Hosp. Med. Ctr. Proj.):
Series 1997 A, 0.12% 6/7/13, LOC PNC Bank NA, VRDN (c)	14,900	14,900
Series 2000, 0.12% 6/7/13, LOC JPMorgan Chase Bank, VRDN (c)	31,300	31,300
Hamilton County Student Hsg. Rev. (Block 3 Proj.) Series 2004, 0.24% 6/7/13, LOC Bank of New York, New York, LOC Citizens Bank of Pennsylvania, VRDN (c)	35,100	35,100
Lancaster Port Auth. Gas Rev. 0.12% 6/7/13 (Liquidity Facility Royal Bank of Canada), VRDN (c)	70,520	70,520
Middletown Hosp. Facilities Rev. (Atrium Med. Ctr. Obligated Group Proj.) Series 2008 A, 0.16% 6/7/13, LOC JPMorgan Chase Bank, VRDN (c)	8,305	8,305
Ohio Air Quality Dev. Auth. Rev.:
(Cincinnati Gas & Elec. Co. Proj.):
Series A, 0.3% 6/7/13, VRDN (c)	5,400	5,400
Series B, 0.22% 6/7/13, VRDN (c)	7,500	7,500
(Dayton Pwr. & Lt. Co. Proj.):
Series 2008 A, 0.13% 6/7/13, LOC JPMorgan Chase Bank, VRDN (c)(f)	16,700	16,700
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Ohio Air Quality Dev. Auth. Rev.: - continued
(Dayton Pwr. & Lt. Co. Proj.):
Series 2008 B, 0.13% 6/7/13, LOC JPMorgan Chase Bank, VRDN (c)(f)	$ 21,100	$ 21,100
Ohio Higher Edl. Facility Commission Rev.:
(Case Western Reserve Univ. Proj.) Series 2008 A, 0.12% 6/7/13, LOC PNC Bank NA, VRDN (c)	5,100	5,100
(Marietta College Proj.) 0.13% 6/7/13, LOC JPMorgan Chase Bank, VRDN (c)	4,895	4,895
(Univ. Hosp. Health Sys. Proj.) Series 2008 D, 0.12% 6/7/13, LOC JPMorgan Chase Bank, VRDN (c)	18,575	18,575
Ohio Hosp. Facilities Rev. Participating VRDN:
Series Putters 3552, 0.14% 6/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	3,500	3,500
Series Putters 3558, 0.14% 6/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	2,300	2,300
Ohio Hsg. Fin. Agcy. Mtg. Rev.:
(Mtg.-Backed Securities Prog.):
Series 2005 B1, 0.12% 6/7/13 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (c)(f)	11,900	11,900
Series 2005 B2, 0.13% 6/7/13 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (c)(f)	12,500	12,500
Series 2005 F, 0.13% 6/7/13 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (c)(f)	29,200	29,200
Series B, 0.14% 6/7/13 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (c)(f)	17,935	17,935
Series 2004 D, 0.13% 6/7/13 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (c)(f)	1,900	1,900
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev. Series 2008 B, 0.14% 6/7/13 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (c)(f)	12,030	12,030
Ohio Wtr. Dev. Auth. (Waste Mgmt., Inc. Proj.) Series B, 0.18% 6/7/13, LOC Bank of America NA, VRDN (c)(f)	2,900	2,900
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev.:
(FirstEnergy Nuclear Generation Corp. Proj.) Series 2006 B, 0.13% 6/7/13, LOC Wells Fargo Bank NA, VRDN (c)	26,900	26,900
Series 2006 A, 0.13% 6/7/13, LOC UBS AG, VRDN (c)	52,600	52,600
		459,555
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Oklahoma - 0.1%
Oklahoma Dev. Fin. Auth. Continuing Care Retirement Cmnty. Rev. (Inverness Village Proj.) Series 2007 A, 0.33% 6/7/13, LOC KBC Bank NV, VRDN (c)	$ 7,100	$ 7,100
RBC Muni. Products, Inc. Trust Participating VRDN Series RBC E 40, 0.12% 6/7/13 (Liquidity Facility Royal Bank of Canada) (a)(c)(g)	19,500	19,500
		26,600
Oregon - 0.7%
Clackamas County Hosp. Facility Auth. (Legacy Health Sys. Proj.):
Series 2008 B, 0.12% 6/7/13, LOC U.S. Bank NA, Cincinnati, VRDN (c)	23,850	23,850
Series 2008 C, 0.12% 6/7/13, LOC U.S. Bank NA, Cincinnati, VRDN (c)	7,700	7,700
Oregon Econ. & Cmnty. Econ. Dev. Rev. (American Bridge Co. Proj.) Series 205, 0.21% 6/7/13, LOC PNC Bank NA, VRDN (c)(f)	850	850
Oregon Gen. Oblig. Participating VRDN Series ROC II R 11949, 0.13% 6/7/13 (Liquidity Facility Citibank NA) (c)(g)	3,615	3,615
Oregon State Dept. of Administrative Svcs. Lottery Rev. Participating VRDN Series BC 11 5W, 0.14% 6/7/13 (Liquidity Facility Barclays Bank PLC) (c)(g)	6,555	6,555
Port of Portland Arpt. Rev.:
Series Eighteen A, 0.15% 6/7/13, LOC U.S. Bank NA, Cincinnati, VRDN (c)(f)	36,440	36,440
Series Eighteen B, 0.13% 6/7/13, LOC Wells Fargo Bank NA, VRDN (c)(f)	58,230	58,230
Portland Hsg. Auth. Rev.:
(New Columbia - Cecelia Proj.) Series 2004, 0.16% 6/7/13, LOC Bank of America NA, VRDN (c)(f)	3,610	3,610
(New Columbia - Trouton Proj.) Series 2005, 0.16% 6/7/13, LOC Bank of America NA, VRDN (c)(f)	5,840	5,840
Portland Multi-family Hsg. Rev. (The Village at Lovejoy Fountain Proj.) Series 2009, 0.18% 6/7/13, LOC Freddie Mac, VRDN (c)(f)	15,000	15,000
Salem Hosp. Facility Auth. Rev. (Salem Hosp. Proj.):
Series 2008 B, 0.12% 6/7/13, LOC U.S. Bank NA, Cincinnati, VRDN (c)	6,000	6,000
Series 2008 C, 0.13% 6/7/13, LOC Bank of America NA, VRDN (c)	25,000	25,000
		192,690
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - 1.1%
Allegheny County Hosp. Dev. Auth. Rev. (Children's Institute Pittsburgh Proj.):
Series 2005 A, 0.13% 6/7/13, LOC PNC Bank NA, VRDN (c)	$ 9,300	$ 9,300
Series 2005 B, 0.13% 6/7/13, LOC PNC Bank NA, VRDN (c)	7,630	7,630
Bb&T Muni. Trust Participating VRDN Series BBT 08 1, 0.12% 6/7/13 (Liquidity Facility Branch Banking & Trust Co.) (c)(g)	1,500	1,500
Butler County Gen. Auth. Rev. (Erie School District Proj.) Series 2011, 0.13% 6/7/13, LOC PNC Bank NA, VRDN (c)	5,800	5,800
Chester County Health & Ed. Auth. Rev. (Jenner's Pond Proj.) Series 2006, 0.13% 6/7/13, LOC Citizens Bank of Pennsylvania, VRDN (c)	22,110	22,110
Chester County Indl. Dev. Auth. Student Hsg. Rev. (West Chester Univ. Proj.) Series 2008 A1, 0.13% 6/7/13, LOC Citizens Bank of Pennsylvania, VRDN (c)	12,615	12,615
Chester County Intermediate Unit Rev. Series 2003, 0.12% 6/7/13, LOC PNC Bank NA, VRDN (c)	2,155	2,155
Delaware County Auth. Rev. (White Horse Village Proj.):
Series 2006 B, 0.13% 6/3/13, LOC Citizens Bank of Pennsylvania, VRDN (c)	1,600	1,600
Series 2008, 0.13% 6/3/13, LOC Citizens Bank of Pennsylvania, VRDN (c)	6,110	6,110
Erie County Hosp. Auth. Rev. (Saint Vincent Health Ctr. Proj.) Series 2010 B, 0.14% 6/7/13, LOC Manufacturers & Traders Trust Co., VRDN (c)	11,340	11,340
Geisinger Auth. Health Sys. Rev. Participating VRDN:
Series Putters 3462, 0.14% 6/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	11,245	11,245
Series Putters 3490Z, 0.14% 6/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	4,995	4,995
Lawrence County Gen. Oblig. Indl. Dev. Auth. 0.13% 6/7/13, LOC PNC Bank NA, VRDN (c)	8,055	8,055
Luzerne County Convention Ctr. Series 2012, 0.13% 6/7/13, LOC PNC Bank NA, VRDN (c)	6,330	6,330
Montgomery County Indl. Dev. Auth. Rev. (Foulkeways at Gwynedd Proj.) Series 2006 B, 0.13% 6/7/13, LOC Citizens Bank of Pennsylvania, VRDN (c)	12,555	12,555
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev. Series 1996 D5, 0.19% 6/7/13, LOC PNC Bank NA, VRDN (c)(f)	800	800
Pennsylvania Econ. Dev. Fing. Auth. Manufacturing Facility Rev. (Dodge Realty Partners Proj.) Series 2007, 0.21% 6/7/13, LOC Citibank NA, VRDN (c)(f)	2,400	2,400
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Pennsylvania Gen. Oblig. Participating VRDN:
Series Putters 3350, 0.14% 6/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	$ 4,505	$ 4,505
Series Putters 3352Z, 0.14% 6/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	3,775	3,775
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Holy Family Univ. Proj.) Series 2008, 0.12% 6/7/13, LOC TD Banknorth, NA, VRDN (c)	6,985	6,985
Participating VRDN Series ROC II R 14041, 0.14% 6/7/13 (Liquidity Facility Deutsche Postbank AG) (c)(g)	11,375	11,375
Pennsylvania State Pub. School Participating VRDN Series Solar 06 161, 0.12% 6/7/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(g)	26,400	26,400
Philadelphia Arpt. Rev. Series 2005 C1, 0.13% 6/7/13, LOC TD Banknorth, NA, VRDN (c)(f)	16,605	16,605
Philadelphia Auth. for Indl. Dev. Rev.:
(Spl. People in Northeast, Inc. Proj.) Series 2006, 0.17% 6/7/13, LOC Citizens Bank of Pennsylvania, VRDN (c)	1,200	1,200
(William Penn Charter School Proj.) Series 2008, 0.13% 6/7/13, LOC PNC Bank NA, VRDN (c)	8,000	8,000
Philadelphia Auth. Indl. Dev. Lease Rev. Series 2007 B2, 0.11% 6/7/13, LOC TD Banknorth, NA, VRDN (c)	18,200	18,200
Philadelphia Gas Works Rev. (1998 Gen. Ordinance Proj.) Eighth Series E, 0.12% 6/7/13, LOC PNC Bank NA, VRDN (c)	5,060	5,060
RBC Muni. Products, Inc. Trust Participating VRDN Series RBC E 22, 0.12% 6/7/13 (Liquidity Facility Royal Bank of Canada) (c)(g)	17,610	17,610
Washington County Hosp. Auth. Rev.:
(Monongahela Valley Hosp. Proj.):
Series 2011 A, 0.13% 6/7/13, LOC PNC Bank NA, VRDN (c)	2,540	2,540
Series 2011 B, 0.13% 6/7/13, LOC PNC Bank NA, VRDN (c)	10,175	10,175
(Washington Hosp. Proj.) Series 2007 B, 0.12% 6/7/13, LOC PNC Bank NA, VRDN (c)	17,400	17,400
Westmoreland County Indl. Dev. Auth. Rev. (Excela Health Proj.) Series 2010 B, 0.13% 6/7/13, LOC PNC Bank NA, VRDN (c)	8,435	8,435
		284,805
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Rhode Island - 0.1%
Rhode Island Health and Edl. Bldg. Corp. Higher Ed. Facility Rev.:
(Bryant Univ. Proj.) Series 2008, 0.12% 6/7/13, LOC TD Banknorth, NA, VRDN (c)	$ 9,055	$ 9,055
(Rhode Island School of Design Proj.) Series 2008 A, 0.12% 6/7/13, LOC JPMorgan Chase Bank, VRDN (c)	5,280	5,280
Rhode Island Indl. Facilities Corp. Indl. Dev. Rev. (NFA Corp. Proj.) Series 1994, 0.41% 6/7/13, LOC Bank of America NA, VRDN (c)(f)	5,000	5,000
		19,335
South Carolina - 0.7%
Anderson County School District #5 Gen. Oblig. Participating VRDN Series BA 08 1181, 0.11% 6/7/13 (Liquidity Facility Bank of America NA) (c)(g)	14,650	14,650
Darlington County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 2003 A, 0.34% 6/7/13, VRDN (c)(f)	8,100	8,100
Florence County Hosp. Rev. (McLeod Reg'l. Med. Ctr. Proj.) Series 2010 B, 0.13% 6/7/13, LOC Wells Fargo Bank NA, VRDN (c)	11,465	11,465
Horry County School District Participating VRDN Series ROC II R 754 PB, 0.14% 6/7/13 (Liquidity Facility Deutsche Postbank AG) (c)(g)	10,965	10,965
Oconee County Poll. Cont. Rev. (Duke Energy Corp. Proj.):
Series 1999 A, 0.13% 6/3/13, VRDN (c)	16,400	16,400
Series 1999 B, 0.16% 6/3/13, VRDN (c)(f)	2,500	2,500
South Carolina Jobs-Econ. Dev. Auth. (AnMed Health Proj.):
Series 2009 A, 0.12% 6/7/13, LOC Branch Banking & Trust Co., VRDN (c)	4,550	4,550
Series 2009 D, 0.14% 6/7/13, LOC Branch Banking & Trust Co., VRDN (c)	6,355	6,355
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev.:
(Bon Secours Health Sys. Proj.):
Series 2008 D, 0.17% 6/7/13, LOC Bank of New York, New York, VRDN (c)	10,090	10,090
0.13% 6/7/13, LOC JPMorgan Chase Bank, VRDN (c)	50,000	50,000
(Carolina Piedmont Foundation Proj.) 0.18% 6/7/13, LOC Bank of America NA, VRDN (c)	5,020	5,020
(Chambers Richland Co. Landfill Proj.) Series 1997, 0.16% 6/7/13, LOC Bank of America NA, VRDN (c)(f)	10,000	10,000
(Waste Mgmt. of South Carolina, Inc. Proj.) Series 2003 A, 0.14% 6/7/13, LOC Wells Fargo Bank NA, VRDN (c)(f)	15,000	15,000
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
South Carolina - continued
South Carolina Jobs-Econ. Dev. Auth. Indl. Rev. (South Carolina Generating Co., Inc. Proj.) Series 2008, 0.18% 6/7/13, LOC Branch Banking & Trust Co., VRDN (c)(f)	$ 18,600	$ 18,600
South Carolina Pub. Svc. Auth. (Santee Cooper) Rev. Oblig. Participating VRDN Series RBC O 57, 0.15% 6/7/13 (Liquidity Facility Royal Bank of Canada) (c)(g)	3,750	3,750
		187,445
South Dakota - 0.0%
South Dakota Hsg. Dev. Auth. (Harmony Heights Proj.) Series 2001, 0.15% 6/7/13, LOC Fannie Mae, VRDN (c)(f)	6,500	6,500
Tennessee - 1.6%
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund Proj.):
Series 2001, 0.17% 6/3/13, LOC Bank of America NA, VRDN (c)	21,500	21,500
Series 2003, 0.17% 6/3/13, LOC Bank of America NA, VRDN (c)	13,500	13,500
Series 2004, 0.17% 6/3/13, LOC Bank of America NA, VRDN (c)	14,730	14,730
Series 2005, 0.17% 6/3/13, LOC Bank of America NA, VRDN (c)	26,710	26,710
Series 2008, 0.17% 6/3/13, LOC Bank of America NA, VRDN (c)	59,155	59,155
Johnson City Health & Edl. Hosp. Rev. (Mountain States Health Alliance Proj.) Series 2011 B, 0.12% 6/7/13, LOC PNC Bank NA, VRDN (c)	13,900	13,900
Knox County Health Edl. & Hsg. Facilities Board Hosp. Facilities Rev.:
Series 2011 A, 0.12% 6/7/13, LOC Bank of America NA, VRDN (c)	13,000	13,000
Series 2011 B, 0.12% 6/7/13, LOC Bank of America NA, VRDN (c)	28,400	28,400
Loudon County Indl. Dev. Board Exempt Facilities Rev. (Kimberly-Clark Corp. Proj.) 0.14% 6/7/13, VRDN (c)(f)	11,600	11,600
Loudon Indl. Dev. Board Solid Waste Disp. Rev. (Tate & Lyle Ingredients Americas, Inc. Proj.) Series 2006, 0.18% 6/7/13, LOC Rabobank Nederland, VRDN (c)(f)	44,100	44,100
Memphis Health, Edl. & Hsg. Facilities Board:
(Ashland Lakes Apts. Proj.) Series A, 0.13% 6/7/13, LOC U.S. Bank NA, Cincinnati, VRDN (c)(f)	10,000	10,000
(Watergrove Apts. Proj.) Series 2004, 0.12% 6/7/13, LOC Freddie Mac, VRDN (c)	18,170	18,170
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Tennessee - continued
Metropolitan Govt. Nashville & Davidson County Health & Edl. Facilities Board (Whispering Oaks Apts. Proj.) 0.14% 6/7/13, LOC Fannie Mae, VRDN (c)(f)	$ 15,000	$ 15,000
Montgomery County Pub. Bldg. Auth. Pooled Fing. Rev. (Tennessee County Ln. Pool Prog.):
Series 1999, 0.17% 6/7/13, LOC Bank of America NA, VRDN (c)	24,200	24,200
Series 2002, 0.17% 6/3/13, LOC Bank of America NA, VRDN (c)	6,120	6,120
Series 2004, 0.17% 6/3/13, LOC Bank of America NA, VRDN (c)	11,650	11,650
Series 2006, 0.17% 6/3/13, LOC Bank of America NA, VRDN (c)	42,155	42,155
Nashville and Davidson County Metropolitan Govt. Gen. Oblig. Participating VRDN Series Putters 2631, 0.14% 6/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	67,475	67,475
		441,365
Texas - 8.0%
Austin Arpt. Sys. Rev.:
Series 2005 1, 0.13% 6/7/13, LOC JPMorgan Chase Bank, VRDN (c)(f)	52,950	52,950
Series 2005 2, 0.13% 6/7/13, LOC JPMorgan Chase Bank, VRDN (c)(f)	57,500	57,500
Series 2005 4, 0.12% 6/7/13, LOC Royal Bank of Canada New York Branch, VRDN (c)(f)	36,100	36,100
Austin Independent School District Participating VRDN Series Putters 3554, 0.14% 6/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	3,510	3,510
Austin Wtr. & Wastewtr. Sys. Rev. Participating VRDN:
Series ROC II R 11992, 0.13% 6/7/13 (Liquidity Facility Citibank NA) (c)(g)	3,860	3,860
Series ROC II R 14042, 0.14% 6/7/13 (Liquidity Facility Deutsche Postbank AG) (c)(g)	7,215	7,215
Bexar County Gen. Oblig. Participating VRDN Series ROC II R 11791PB, 0.14% 6/7/13 (Liquidity Facility Deutsche Postbank AG) (c)(g)	18,730	18,730
Birdville Independent School District Participating VRDN Series MT 720, 0.09% 6/7/13 (Liquidity Facility Bank of America NA) (c)(g)	13,895	13,895
Brazos River Auth. Poll. Cont. Rev. (Texas Utils. Elec. Co. Proj.) Series 2001 D2, 0.09% 6/3/13, LOC Citibank NA, VRDN (c)(f)	15,410	15,410
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Brazos River Hbr. Navigation District of Brazoria County Envir. Facilities Rev. (Merey Sweeny LP Proj.):
Series 2000 A, 0.1% 6/3/13, LOC JPMorgan Chase Bank, VRDN (c)(f)	$ 8,700	$ 8,700
Series 2002 A, 0.12% 6/3/13, LOC Bank of America NA, VRDN (c)(f)	9,600	9,600
Brownsville Indl. Dev. Corp. Rev. (Rich-Seapak Corp. Proj.) Series 1997, 0.18% 6/7/13, LOC HSBC Bank USA, NA, VRDN (c)(f)	6,250	6,250
Brownsville Util. Sys. Rev. Participating VRDN Series Solar 06 68, 0.12% 6/7/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(g)	19,965	19,965
Calhoun County Navigation District Envir. Facilities Rev. (Formosa Plastics Corp. Proj.) 0.14% 6/7/13, LOC Citibank NA, VRDN (c)(f)	13,775	13,775
Calhoun County Navigation District Poll. Cont. Rev. (Formosa Plastics Corp., Texas Proj.) Series 2002, 0.14% 6/7/13, LOC Citibank NA, VRDN (c)(f)	10,000	10,000
Calhoun County Navigation District Port Rev. (Formosa Plastics Corp. Proj.) Series 2000, 0.15% 6/7/13, LOC Bank of America NA, VRDN (c)(f)	5,500	5,500
Calhoun County Solid Waste Disp. Rev. (Formosa Plastics Corp. Proj.):
Series 2000, 0.16% 6/7/13, LOC JPMorgan Chase Bank, VRDN (c)(f)	12,500	12,500
Series 2001, 0.16% 6/7/13, LOC JPMorgan Chase Bank, VRDN (c)(f)	12,500	12,500
Calhoun Port Auth. Envir. Facilities Rev. (Formosa Plastics Corp. Texas Proj.):
Series 2007 A, 0.13% 6/7/13, LOC PNC Bank NA, VRDN (c)(f)	47,300	47,300
Series 2008, 0.15% 6/7/13, LOC Bank of America NA, VRDN (c)(f)	40,000	40,000
Cap. Area Hsg. Fin. Corp. Multi-family Hsg. Rev. (Marble Falls Vistas Apts. Proj.) 0.15% 6/7/13, LOC Fannie Mae, VRDN (c)(f)	5,600	5,600
Dallas Area Rapid Transit Sales Tax Rev. Participating VRDN Series WF 09 60C, 0.13% 6/7/13 (Liquidity Facility Wells Fargo & Co.) (c)(g)	20,625	20,625
Dallas Hsg. Fin. Corp. Multi-family Hsg. Rev. (The Masters Apts. Proj.) 0.15% 6/7/13, LOC Fannie Mae, VRDN (c)(f)	7,180	7,180
Dallas Wtrwks. & Swr. Sys. Rev. Participating VRDN Series ROC II R 12279, 0.12% 6/7/13 (Liquidity Facility Citibank NA) (c)(g)	23,410	23,410
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Denton Independent School District Participating VRDN Series Putters 2603, 0.14% 6/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	$ 7,360	$ 7,360
El Paso County Hosp. District Combination Tax and Rev. Participating VRDN Series Solar 06 32, 0.12% 6/7/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(g)	19,865	19,865
Frisco Independent School District Participating VRDN Series ROC II R 11960, 0.12% 6/7/13 (Liquidity Facility Citibank NA) (c)(g)	6,310	6,310
Gilmer Indl. Dev. Corp. (Duoline Technologies LP Proj.) Series 2008 A, 0.18% 6/7/13, LOC Wells Fargo Bank NA, VRDN (c)(f)	9,130	9,130
Gulf Coast Indl. Dev. Auth. 0.19% 6/7/13, LOC Wells Fargo Bank NA, VRDN (c)(f)	5,280	5,280
Gulf Coast Waste Disp. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 0.16% 6/7/13, LOC JPMorgan Chase Bank, VRDN (c)(f)	13,700	13,700
Harris County Cultural Ed. Facilities Fin. Corp. Med. Facilities Rev. Series 2012 C, 0.12% 6/7/13, LOC Barclays Bank PLC, VRDN (c)	33,400	33,400
Harris County Cultural Ed. Facilities Fin. Corp. Rev.:
(Mermann Health Sys. Proj.) Series 2013 C, 0.13% 6/7/13, VRDN (c)	16,450	16,450
(YMCA of the Greater Houston Area Proj.) Series 2013 B, 0.13% 6/7/13, LOC JPMorgan Chase Bank, VRDN (c)	29,200	29,200
Harris County Gen. Oblig. Participating VRDN:
Series RBC E 18, 0.12% 6/7/13 (Liquidity Facility Royal Bank of Canada) (c)(g)	28,000	28,000
Series ROC II R 718 PB, 0.14% 6/7/13 (Liquidity Facility Deutsche Postbank AG) (c)(g)	18,205	18,205
Harris County Health Facilities Dev. Corp. Rev. (Saint Dominic Village Proj.) Series 2000, 0.13% 6/7/13, LOC JPMorgan Chase Bank, VRDN (c)	2,800	2,800
Harris County Hsg. Fin. Corp. Multi-family Hsg. Rev.:
(Lafayette Village Apts. Proj.) Series 2006, 0.14% 6/7/13, LOC Fannie Mae, VRDN (c)(f)	6,515	6,515
(Louetta Village Apts. Proj.) Series 2005, 0.14% 6/7/13, LOC Fannie Mae, VRDN (c)(f)	6,580	6,580
(Primrose Aldine Bender Apt. Proj.) Series 2004, 0.14% 6/7/13, LOC Fannie Mae, VRDN (c)(f)	7,510	7,510
(Primrose at Bammel Apts. Proj.) Series 2005, 0.14% 6/7/13, LOC Fannie Mae, VRDN (c)(f)	8,180	8,180
(Quail Chase Apts. Proj.) Series 1999, 0.15% 6/7/13, LOC Gen. Elec. Cap. Corp., VRDN (c)(f)	11,110	11,110
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Harris County Hsg. Fin. Corp. Multi-family Hsg. Rev.: - continued
(Wellington Park Apts. Proj.) Series 2004, 0.14% 6/7/13, LOC Fannie Mae, VRDN (c)(f)	$ 12,150	$ 12,150
Harris County Indl. Dev. Corp. (HFOTCO LLC Proj.):
Series 2010, 0.11% 6/7/13, LOC Bank of America NA, VRDN (c)	75,000	75,000
Series 2011, 0.11% 6/7/13, LOC Bank of America NA, VRDN (c)	50,000	50,000
Series 2012, 0.11% 6/7/13, LOC Bank of America NA, VRDN (c)	51,800	51,800
Houston Arpt. Sys. Rev. Series 2010, 0.12% 6/7/13, LOC Barclays Bank PLC, VRDN (c)	44,155	44,155
Houston Gen. Oblig. Participating VRDN Series MT 788, 0.09% 6/7/13 (Liquidity Facility Bank of America NA) (c)(g)	7,760	7,760
Houston Higher Ed. Fin. Corp. Higher Ed. Rev. Participating VRDN:
Series ROC II R 11860, 0.12% 6/7/13 (Liquidity Facility Citibank NA) (c)(g)	6,000	6,000
Series WF 11 44C, 0.13% 6/7/13 (Liquidity Facility Wells Fargo Bank NA) (c)(g)	18,155	18,155
Houston Hsg. Fin. Corp. Multi-family Hsg. Rev.:
(Fairlake Cove Apts. Proj.) Series 2005, 0.14% 6/7/13, LOC Citibank NA, VRDN (c)(f)	9,160	9,160
(Little Nell Apts. Proj.) Series 2003, 0.14% 6/7/13, LOC Fannie Mae, VRDN (c)(f)	12,500	12,500
(Mayfair Park Apts. Proj.) Series 2004, 0.14% 6/7/13, LOC Fannie Mae, VRDN (c)(f)	5,600	5,600
Houston Independent School District Participating VRDN Series MT 732, 0.09% 6/7/13 (Liquidity Facility Bank of America NA) (c)(g)	9,805	9,805
Houston Util. Sys. Rev.:
Participating VRDN:
Series Putters 4719, 0.11% 6/7/13 (Liquidity Facility Bank of America NA) (c)(g)	19,305	19,305
Series ROC II R 11411, 0.12% 6/7/13 (Liquidity Facility Citibank NA) (c)(g)	9,290	9,290
Series ROC II R 12267, 0.12% 6/7/13 (Liquidity Facility Citibank NA) (c)(g)	16,795	16,795
Series ROC II R 12323, 0.08% 6/3/13 (Liquidity Facility Citibank NA) (c)(g)	13,750	13,750
Series 2004 B3, 0.1% 6/7/13, LOC Sumitomo Mitsui Banking Corp., VRDN (c)	14,000	14,000
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Houston Util. Sys. Rev.: - continued
Series 2004 B6, 0.1% 6/7/13, LOC Sumitomo Mitsui Banking Corp., VRDN (c)	$ 7,500	$ 7,500
Humble Independent School District Participating VRDN:
Series MT 733, 0.09% 6/7/13 (Liquidity Facility Bank of America NA) (c)(g)	8,475	8,475
Series Solar 06 20, 0.12% 6/7/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(g)	28,160	28,160
Jewett Econ. Dev. Corp. Indl. Dev. Rev. (Nucor Corp. Proj.) 0.39% 6/7/13, VRDN (c)(f)	12,600	12,600
Klein Independent School District Participating VRDN Series ROCS II R 11942, 0.12% 6/7/13 (Liquidity Facility Citibank NA) (c)(g)	5,145	5,145
Leander Independent School District Participating VRDN Series BC 10 28W, 0.14% 6/7/13 (Liquidity Facility Barclays Bank PLC) (c)(g)	2,050	2,050
Lovejoy Independent School District Participating VRDN Series DB 514, 0.13% 6/7/13 (Liquidity Facility Deutsche Bank AG) (c)(g)	10,520	10,520
Lower Neches Valley Auth. Indl. Dev. Corp. Exempt Facilities Rev. (Onyx Envir. Svcs. Proj.) Series 2003, 0.17% 6/7/13, LOC Bank of America NA, VRDN (c)(f)	11,950	11,950
Mansfield Independent School District Participating VRDN Series PT 4627, 0.17% 6/7/13 (Liquidity Facility Deutsche Postbank AG) (c)(g)	10,810	10,810
Montgomery County Hsg. Fin. Corp. Multi-family Hsg. Rev. (Conroe Lodge at Silverdale Apt. Homes Proj.) 0.14% 6/7/13, LOC Freddie Mac, VRDN (c)(f)	7,470	7,470
North Central Texas Health Facilities Dev. Corp. Participating VRDN Series WF 09 33C, 0.13% 6/7/13 (Liquidity Facility Wells Fargo & Co.) (c)(g)	7,200	7,200
North East Texas Independent School District Participating VRDN Series EGL 07 0123, 0.12% 6/7/13 (Liquidity Facility Citibank NA) (c)(g)	17,870	17,870
North Texas Muni. Wtr. District Wtr. Sys. Rev. Participating VRDN:
Series BA 08 1174, 0.11% 6/7/13 (Liquidity Facility Bank of America NA) (c)(g)	9,105	9,105
Series ROC II R 593 PB, 0.14% 6/7/13 (Liquidity Facility Deutsche Postbank AG) (c)(g)	19,870	19,870
North Texas Tollway Auth. Rev.:
Participating VRDN Series ROC II R 11946, 0.13% 6/7/13 (Liquidity Facility Citibank NA) (c)(g)	6,750	6,750
Series 2011 A, 0.13% 6/7/13, LOC Morgan Stanley Bank, West Valley City Utah, VRDN (c)	63,760	63,760
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Northside Independent School District Participating VRDN Series ROC II R 11965, 0.12% 6/7/13 (Liquidity Facility Citibank NA) (c)(g)	$ 3,505	$ 3,505
Northwest Texas Independent School District Participating VRDN Series ROC II R 11539, 0.14% 6/7/13 (Liquidity Facility Deutsche Postbank AG) (c)(g)	11,500	11,500
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.) Series 2004, 0.15% 6/7/13, VRDN (c)(f)	109,425	109,425
Port Arthur Navigation District Indl. Dev. Corp. Exempt Facilities Rev.:
(Air Products Proj.):
Series 2000, 0.14% 6/7/13, VRDN (c)(f)	24,000	24,000
Series 2001, 0.14% 6/7/13, VRDN (c)(f)	25,000	25,000
Series 2002, 0.14% 6/7/13, VRDN (c)(f)	14,500	14,500
Series 2010 A, 0.14% 6/7/13 (Total SA Guaranteed), VRDN (c)	1,000	1,000
Series 2012, 0.14% 6/7/13 (Total SA Guaranteed), VRDN (c)	10,000	10,000
(Total Petrochemicals and Refining USA, Inc. Proj.) Series 2012 A, 0.14% 6/7/13 (Total SA Guaranteed), VRDN (c)	34,200	34,200
RBC Muni. Products, Inc. Trust Participating VRDN Series RBC E 27, 0.12% 6/7/13 (Liquidity Facility Royal Bank of Canada) (c)(g)	1,795	1,795
Richardson Independent School District Participating VRDN Series Putters 4238, 0.14% 6/7/13 (Liquidity Facility Deutsche Bank AG) (c)(g)	6,600	6,600
Riesel Indl. Dev. Corp. (Sandy Creek Energy Assoc. Proj.):
0.15% 6/7/13, LOC Cr. Suisse Group, VRDN (c)(f)	50,000	50,000
0.15% 6/7/13, LOC Cr. Suisse Group, VRDN (c)(f)	50,000	50,000
San Antonio Elec. & Gas Sys. Rev. Participating VRDN:
Series Putters 3344, 0.14% 6/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	1,700	1,700
Series Putters 3560, 0.14% 6/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	9,015	9,015
Series Putters 3688Z, 0.14% 6/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	4,605	4,605
San Antonio Indl. Dev. Auth. Indl. Dev. Rev.:
(LGC Bldg. & KLN Steel Proj.) Series 1998, 0.41% 6/7/13, LOC Bank of America NA, VRDN (c)(f)	5,500	5,500
(Tindall Corp. Proj.) Series 2008 A, 0.18% 6/7/13, LOC Wells Fargo Bank NA, VRDN (c)(f)	2,850	2,850
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
San Antonio Pub. Facilities Corp. and Rfdg. Lease Participating VRDN Series CTE 12 3AX, 0.12% 6/7/13 (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(g)	$ 10,100	$ 10,100
San Antonio Wtr. Sys. Rev. Participating VRDN Series EGL 05 3005 Class A, 0.12% 6/7/13 (Liquidity Facility Citibank NA) (c)(g)	27,500	27,500
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev.:
(Baylor Health Care Sys. Proj.) Series 2011 D, 0.13% 6/7/13, LOC JPMorgan Chase Bank, VRDN (c)	12,870	12,870
(Methodist Hospitals of Dallas Proj.) Series 2008, 0.13% 6/7/13, LOC JPMorgan Chase Bank, VRDN (c)	90,400	90,400
Tarrant County Health Facilities Dev. Corp. Hosp. Rev. Participating VRDN Series Putters 3894, 0.14% 6/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	6,750	6,750
Tarrant County Health Facilities Dev. Corp. Rev. (Carter Blood Care Proj.) Series 1998, 0.13% 6/7/13, LOC JPMorgan Chase Bank, VRDN (c)	2,800	2,800
Texas A&M Univ. Rev. Participating VRDN Series ROC II R 11920, 0.13% 6/7/13 (Liquidity Facility Citibank NA) (c)(g)	5,865	5,865
Texas City Indl. Dev. Corp.:
(Del Papa Realty Hldgs. LP Proj.) Series 2011, 0.16% 6/7/13, LOC Bank of America NA, VRDN (c)	14,150	14,150
(NRG Energy, Inc. Proj.) Series 2012, 0.17% 6/7/13, LOC Bank of America NA, VRDN (c)	6,400	6,400
Texas Dept. of Hsg. & Cmnty. Affairs Multi-family Hsg. Rev.:
(Bristol Apts. Proj.) Series 2004, 0.14% 6/7/13, LOC Fannie Mae, VRDN (c)(f)	11,800	11,800
(Chisholm Trail Proj.) Series 2004, 0.14% 6/7/13, LOC Fannie Mae, VRDN (c)(f)	5,200	5,200
(Pinnacle Apts. Proj.) Series 2004, 0.13% 6/7/13, LOC Fannie Mae, VRDN (c)(f)	13,665	13,665
(Residences at Sunset Pointe Proj.) Series 2006, 0.17% 6/7/13, LOC Fannie Mae, VRDN (c)(f)	15,000	15,000
(St. Augustine Estate Proj.) Series 2005, 0.14% 6/7/13, LOC Fannie Mae, VRDN (c)(f)	6,180	6,180
(Windshire Apts. Proj.) Series 2007, 0.14% 6/7/13, LOC Fannie Mae, VRDN (c)(f)	13,600	13,600
Series 2004, 0.14% 6/7/13, LOC Fannie Mae, VRDN (c)(f)	11,500	11,500
Series 2006, 0.13% 6/7/13, LOC Fannie Mae, VRDN (c)(f)	14,090	14,090
Texas Gen. Oblig.:
(Veterans Land Proj.) Series A, 0.13% 6/7/13, VRDN (c)(f)	18,580	18,580
(Veterans' Hsg. Assistance Prog.):
Fund II Series 2005 B, 0.12% 6/7/13 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (c)(f)	23,100	23,100
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Texas Gen. Oblig.: - continued
(Veterans' Hsg. Assistance Prog.):
Fund II Series 2007 A, 0.12% 6/7/13 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (c)(f)	$ 38,760	$ 38,760
Participating VRDN:
Series DB 448, 0.15% 6/7/13 (Liquidity Facility Deutsche Bank AG) (c)(f)(g)	5,660	5,660
Series EGL 06 0125, 0.12% 6/7/13 (Liquidity Facility Citibank NA) (c)(g)	27,940	27,940
Series EGL 07 90, 0.12% 6/7/13 (Liquidity Facility Citibank NA) (c)(g)	27,000	27,000
Series Putters 3478, 0.14% 6/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	4,995	4,995
Series Putters 3479, 0.14% 6/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	11,910	11,910
Series Putters 3480, 0.14% 6/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	7,495	7,495
Series SG 152, 0.1% 6/3/13 (Liquidity Facility Societe Generale) (c)(g)	1,800	1,800
Series WF 12 15C, 0.13% 6/7/13 (Liquidity Facility Wells Fargo Bank NA) (c)(g)	9,915	9,915
Texas State Univ. Sys. Fing. Rev. Participating VRDN Series WF 11 79C, 0.13% 6/7/13 (Liquidity Facility Wells Fargo Bank NA) (c)(g)	6,360	6,360
Travis County Hsg. Fin. Corp. (Rosemont at Old Manor Apts.) Series 2004, 0.14% 6/7/13, LOC Fannie Mae, VRDN (c)(f)	9,485	9,485
Univ. of Texas Board of Regents Sys. Rev. Participating VRDN:
Series CTE 13 7AX, 0.12% 6/7/13 (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(g)	6,000	6,000
Series Putters 1646, 0.14% 6/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	13,055	13,055
Series WF 11 13C, 0.13% 6/7/13 (Liquidity Facility Wells Fargo Bank NA) (c)(g)	16,900	16,900
		2,148,150
Utah - 0.7%
Carbon County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.12% 6/7/13, LOC Wells Fargo Bank NA, VRDN (c)	7,565	7,565
Emery County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.14% 6/7/13, LOC Wells Fargo Bank NA, VRDN (c)	36,800	36,800
Salt Lake City Sales Tax Rev. 0.12% 6/7/13 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (c)	4,480	4,480
Utah County Hosp. Rev. Participating VRDN Series Putters 274 Z, 0.14% 6/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	7,500	7,500
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Utah - continued
Utah Hsg. Corp. Multi-family Hsg. Rev. (Springwood Apts. Proj.) Series 2005 A, 0.13% 6/7/13, LOC Fannie Mae, VRDN (c)(f)	$ 8,485	$ 8,485
Utah Hsg. Corp. Single Family Mtg. Rev.:
Series 2002 A, 0.14% 6/7/13 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	4,330	4,330
Series 2002 B, 0.14% 6/7/13 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	6,035	6,035
Series 2002 C2, 0.14% 6/7/13 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	2,300	2,300
Series 2002 D, 0.14% 6/7/13 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	6,855	6,855
Series 2002 F1, 0.14% 6/7/13 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	6,745	6,745
Series 2002 G Class I, 0.14% 6/7/13 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	9,140	9,140
Series 2003 A, 0.14% 6/7/13 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	6,720	6,720
Series 2003 B, 0.14% 6/7/13 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	7,655	7,655
Series 2003 C, 0.14% 6/7/13 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	6,665	6,665
Series 2003 E, 0.14% 6/7/13 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	8,730	8,730
Series 2003 F, 0.14% 6/7/13 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	5,240	5,240
Utah Hsg. Fin. Agcy. Series 2001 A2, 0.14% 6/7/13 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	6,010	6,010
Utah State Board of Regents Rev. Participating VRDN Series Solar 06 140, 0.12% 6/7/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(g)	30,755	30,755
Utah Transit Auth. Sales Tax Rev. Participating VRDN Series PT 4606, 0.17% 6/7/13 (Liquidity Facility Deutsche Postbank AG) (c)(g)	13,260	13,260
		185,270
Virginia - 0.7%
Albemarle County Indl. Dev. Auth. 0.13% 6/7/13, LOC Wells Fargo Bank NA, VRDN (c)	3,165	3,165
Albemarle Econ. Dev. Auth. Health Svcs. Rev. (The Univ. of Virginia Health Svcs. Foundation Proj.) Series 2009, 0.11% 6/3/13, LOC Bank of America NA, VRDN (c)	7,630	7,630
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Virginia - continued
Alexandria Redev. & Hsg. Auth. Multi-family Hsg. Rev. (Fairfield Village Square Proj.) Series A, 0.13% 6/7/13, LOC Fannie Mae, VRDN (c)(f)	$ 21,720	$ 21,720
Arlington County Indl. Dev. Auth. Multi-family Hsg. Rev. Series A, 0.15% 6/7/13, LOC Freddie Mac, VRDN (c)(f)	4,000	4,000
Fairfax County Econ. Dev. Auth. Indl. Dev. Rev. (The Lorton Arts Foundation, Inc. Proj.) Series 2010, 0.13% 6/7/13, LOC Wells Fargo Bank NA, VRDN (c)	13,000	13,000
Fairfax County Indl. Dev. Auth. Participating VRDN Series MS 3309, 0.12% 6/7/13 (Liquidity Facility Cr. Suisse) (c)(g)	2,600	2,600
Hampton Indl. Dev. Auth. Exempt Facilities Rev. (USA Waste of Virginia Landfills, Inc. Proj.) Series 2000, 0.18% 6/7/13, LOC Wells Fargo Bank NA, VRDN (c)(f)	10,000	10,000
Hampton Redev. & Hsg. Auth. Multi-family Hsg. Rev. (Avalon Pointe Proj.) Series 1996, 0.16% 6/7/13, LOC Fannie Mae, VRDN (c)(f)	6,387	6,387
Hampton Roads Sanitation District Wastewtr. Rev. Series 2011, 0.11% 6/7/13, VRDN (c)	8,950	8,950
Newport News Indl. Dev. Auth. (CNU Warwick LLC Student Apts. Proj.) 0.2% 6/7/13, LOC Bank of America NA, VRDN (c)	3,630	3,630
Prince William County Indl. Dev. Auth. Sewage Disp. Facilities Rev. (Dale Svc. Corp. Proj.):
Series 2000, 0.18% 6/7/13, LOC Wells Fargo Bank NA, VRDN (c)(f)	4,300	4,300
Series 2001, 0.18% 6/7/13, LOC Wells Fargo Bank NA, VRDN (c)(f)	4,050	4,050
Series 2006, 0.18% 6/7/13, LOC Wells Fargo Bank NA, VRDN (c)(f)	5,450	5,450
Richmond Pub. Util. Rev. Participating VRDN Series ROC II R 10410, 0.14% 6/7/13 (Liquidity Facility Citibank NA) (c)(g)	8,200	8,200
Sussex County Indl. Dev. Auth. Solid Waste Disp. Rev. (Atlantic Waste Disp. Proj.) 0.16% 6/7/13, LOC JPMorgan Chase Bank, VRDN (c)(f)	10,000	10,000
Virginia Hsg. Dev. Auth. Participating VRDN Series Merlots 06 C3, 0.18% 6/7/13 (Liquidity Facility Wells Fargo Bank NA) (c)(f)(g)	4,190	4,190
Virginia Hsg. Dev. Auth. Commonwealth Mtg. Rev. Participating VRDN:
Series BA 1046, 0.16% 6/7/13 (Liquidity Facility Bank of America NA) (c)(f)(g)	27,260	27,260
Series BA 1047, 0.16% 6/7/13 (Liquidity Facility Bank of America NA) (c)(f)(g)	9,180	9,180
Series Merlots 07 C42, 0.18% 6/7/13 (Liquidity Facility Wells Fargo Bank NA) (c)(f)(g)	6,340	6,340
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Virginia - continued
Virginia Pub. School Auth. Participating VRDN Series CTE 05 38, 0.12% 6/7/13 (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(g)	$ 17,955	$ 17,955
Virginia Resources Auth. Clean Wtr. Rev. Participating VRDN:
Series PT 4634, 0.17% 6/7/13 (Liquidity Facility Deutsche Postbank AG) (c)(g)	11,840	11,840
Series ROC II R 11923, 0.12% 6/7/13 (Liquidity Facility Citibank NA) (c)(g)	3,765	3,765
		193,612
Washington - 3.6%
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Participating VRDN Series Putters 2866, 0.14% 6/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	8,280	8,280
Chelan County Pub. Util. District #1 Rev. Participating VRDN Series BC 11 20B, 0.16% 6/7/13 (Liquidity Facility Barclays Bank PLC) (c)(f)(g)	8,950	8,950
Eclipse Fdg. Trust Various States Participating VRDN Series Solar 06 2, 0.12% 6/7/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(g)	9,600	9,600
King County Gen. Oblig. Participating VRDN Series ROC II R 11731, 0.12% 6/7/13 (Liquidity Facility Citibank NA) (c)(g)	9,810	9,810
King County Hsg. Auth. Rev. (Overlake TOD Hsg. Proj.) 0.16% 6/7/13, LOC Bank of America NA, VRDN (c)(f)	16,745	16,745
King County Swr. Rev. Participating VRDN:
Series Putters 3941, 0.14% 6/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	6,950	6,950
Series ROC II R 11962, 0.12% 6/7/13 (Liquidity Facility Citibank NA) (c)(g)	2,200	2,200
Series ROC II R 14053, 0.13% 6/7/13 (Liquidity Facility Citibank NA) (c)(g)	8,000	8,000
Pierce County Econ. Dev. Corp. Spl. Rev. (Weyerhaeuser Real Estate Proj.) Series 1997 A, 0.16% 6/7/13, LOC Bank of America NA, VRDN (c)	19,505	19,505
Port of Seattle Rev.:
Participating VRDN Series Putters 2020, 0.17% 6/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)(g)	7,410	7,410
Series 1997, 0.15% 6/7/13, LOC Bank of America NA, VRDN (c)(f)	108,830	108,830
Series 2008, 0.15% 6/7/13, LOC Landesbank Hessen-Thuringen, VRDN (c)(f)	55,890	55,890
Port of Vancouver Rev. (United Grain Corp. of Oregon Proj.) Series 2009, 0.14% 6/7/13, LOC Bank of America NA, VRDN (c)	25,000	25,000
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Seattle Wtr. Sys. Rev. Participating VRDN Series MS 06 2170, 0.15% 6/7/13 (Liquidity Facility Wells Fargo & Co.) (c)(g)	$ 2,530	$ 2,530
Snohomish County Hsg. Auth. Hsg. Rev. (Ebey Arms Centerhouse Proj.) Series 2003, 0.14% 6/7/13, LOC Bank of America NA, VRDN (c)	7,965	7,965
Univ. of Washington Univ. Revs. Participating VRDN:
Series Putters 4086, 0.14% 6/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	7,425	7,425
Series Solar 07 75, 0.12% 6/7/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(g)	38,000	38,000
Series Solar 07 94, 0.12% 6/7/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(g)	2,687	2,687
Vancouver Hsg. Auth. Rev. (Anthem Park at Uptown Village Proj.) 0.16% 6/7/13, LOC Bank of America NA, VRDN (c)(f)	3,395	3,395
Washington Ctfs. of Prtn. Participating VRDN Series putters 4280Z, 0.14% 6/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	6,600	6,600
Washington Econ. Dev. Fin. Auth. Econ. Dev. Rev. (Puget Sound Blood Ctr. Proj.) Series 2008 D, 0.13% 6/7/13, LOC Wells Fargo Bank NA, VRDN (c)	9,035	9,035
Washington Gen. Oblig. Participating VRDN:
Series Clipper 05 39, 0.12% 6/7/13 (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(g)	17,000	17,000
Series DB 599, 0.13% 6/7/13 (Liquidity Facility Deutsche Bank AG) (c)(g)	4,675	4,675
Series Floaters 3040, 0.15% 6/7/13 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(g)	12,505	12,505
Series MT 745, 0.09% 6/7/13 (Liquidity Facility Bank of America NA) (c)(g)	26,465	26,465
Series Putters 3054, 0.14% 6/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	3,035	3,035
Series Putters 3501Z, 0.14% 6/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	11,660	11,660
Series Putters 3539, 0.14% 6/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	10,000	10,000
Series Putters 3854, 0.14% 6/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	3,500	3,500
Series putters 4033, 0.14% 6/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	5,100	5,100
Series ROC II R 759 PB, 0.14% 6/7/13 (Liquidity Facility Deutsche Postbank AG) (c)(g)	15,570	15,570
Series Solar 06 13, 0.12% 6/7/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(g)	33,185	33,185
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Washington Gen. Oblig. Participating VRDN: - continued
Series WF 11-16C, 0.13% 6/7/13 (Liquidity Facility Wells Fargo Bank NA) (c)(g)	$ 20,100	$ 20,100
Washington Health Care Facilities Auth. Rev. Participating VRDN:
Series Putters 4728, 0.11% 6/7/13 (Liquidity Facility Bank of America NA) (c)(g)	29,900	29,900
Series Solar 07 66, 0.12% 6/7/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(g)	19,620	19,620
Washington Higher Ed. Facilities Auth. Rev. (Seattle Pacific Univ. Proj.) Series 2008, 0.12% 6/7/13, LOC U.S. Bank NA, Cincinnati, VRDN (c)	18,630	18,630
Washington Hsg. Fin. Commission Multi-family Hsg. Rev.:
(Affinity at Olympia Apts. Proj.) Series 2012 A, 0.14% 6/7/13, LOC Fed. Home Ln. Bank, San Francisco, VRDN (c)	3,200	3,200
(Avalon Ridge Apts. Proj.) Series 1999, 0.17% 6/7/13, LOC Fannie Mae, VRDN (c)(f)	18,755	18,755
(Ballard Landmark Inn Proj.) Series A, 0.14% 6/7/13, LOC Fed. Home Ln. Bank, San Francisco, VRDN (c)(f)	27,290	27,290
(Cedar Ridge Retirement Proj.) Series 2005 A, 0.15% 6/7/13, LOC Fed. Home Ln. Bank, San Francisco, VRDN (c)(f)	8,050	8,050
(Crestview Apts. Proj.) Series 2004, 0.13% 6/7/13, LOC Fannie Mae, VRDN (c)(f)	14,000	14,000
(Discovery Heights Apt. Proj.) Series 2010, 0.13% 6/7/13, LOC Freddie Mac, VRDN (c)	21,900	21,900
(Echo Lake Sr. Apts. Proj.) Series 2006, 0.13% 6/7/13, LOC Fannie Mae, VRDN (c)(f)	17,970	17,970
(Fairwinds Redmond Proj.) Series A, 0.14% 6/7/13, LOC Fed. Home Ln. Bank, San Francisco, VRDN (c)(f)	19,250	19,250
(Gardens Univ. Village Apt. Proj.) Series A, 0.12% 6/7/13, LOC Fannie Mae, VRDN (c)(f)	48,540	48,540
(Highland Park Apts. Proj.) Series A, 0.15% 6/7/13, LOC Fannie Mae, VRDN (c)(f)	9,040	9,040
(Merrill Gardens at Renton Centre Proj.) Series A, 0.13% 6/7/13, LOC Fannie Mae, VRDN (c)(f)	20,790	20,790
(Pinehurst Apts. Proj.) Series A, 0.14% 6/7/13, LOC Fannie Mae, VRDN (c)(f)	12,000	12,000
(Silver Creek Apts. Proj.) Series A, 0.14% 6/7/13, LOC Fannie Mae, VRDN (c)(f)	12,250	12,250
(The Cambridge Apts. Proj.) Series 2009, 0.12% 6/7/13, LOC Fannie Mae, VRDN (c)	10,500	10,500
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Washington Hsg. Fin. Commission Multi-family Hsg. Rev.: - continued
(The Lodge at Eagle Ridge Proj.) Series A, 0.15% 6/7/13, LOC Fed. Home Ln. Bank, San Francisco, VRDN (c)(f)	$ 9,485	$ 9,485
(The Vintage at Everett Sr. Living Proj.) Series 2004 A, 0.13% 6/7/13, LOC Fannie Mae, VRDN (c)(f)	15,750	15,750
(The Vintage at Richland Sr. Living Proj.) Series 2004 A, 0.15% 6/7/13, LOC Fannie Mae, VRDN (c)(f)	7,535	7,535
(Urban Ctr. Apts. Proj.) Series 2012, 0.13% 6/7/13, LOC JPMorgan Chase Bank, VRDN (c)	28,700	28,700
(Vintage Mount Vernon Proj.) Series A, 0.15% 6/7/13, LOC Fannie Mae, VRDN (c)(f)	7,500	7,500
(Washington Terrace Sr. Apts. Proj.) Series 2010, 0.12% 6/7/13, LOC Fannie Mae, VRDN (c)	3,750	3,750
(Willow Tree Grove Apts. Proj.) Series 2011, 0.13% 6/7/13, LOC Freddie Mac, VRDN (c)	5,070	5,070
Washington Hsg. Fin. Commission Nonprofit Hsg. Rev. (Horizon House Proj.) Series 2005, 0.13% 6/7/13, LOC Wells Fargo Bank NA, VRDN (c)	40,200	40,200
Washington Hsg. Fin. Commission Nonprofit Rev. (YMCA of Pierce and Kitsap Countries Proj.):
Series 2010 A, 0.13% 6/7/13, LOC Wells Fargo Bank NA, VRDN (c)	4,995	4,995
Series 2010 B, 0.13% 6/7/13, LOC Wells Fargo Bank NA, VRDN (c)	9,870	9,870
		972,142
West Virginia - 0.7%
Harrison County Commission Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 0.16% 6/7/13, LOC Bank of America NA, VRDN (c)(f)	8,420	8,420
Marion County Solid Waste Disp. Rev. (Grant Town Cogeneration Proj.):
Series 1990 A, 0.13% 6/7/13, LOC Deutsche Bank AG, VRDN (c)(f)	15,200	15,200
Series 1990 B, 0.13% 6/7/13, LOC Deutsche Bank AG, VRDN (c)(f)	15,300	15,300
Series 1990 C, 0.13% 6/7/13, LOC Deutsche Bank AG, VRDN (c)(f)	7,700	7,700
Series 1990 D, 0.13% 6/7/13, LOC Deutsche Bank AG, VRDN (c)(f)	7,700	7,700
West Virginia Econ. Dev. Auth. Energy (Morgantown Energy Associates Proj.) Series 2011, 0.15% 6/7/13, LOC Union Bank NA, VRDN (c)(f)	22,500	22,500
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
West Virginia - continued
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev.:
(Appalachian Pwr. Co. - Amos Proj.):
Series 2008 B, 0.15% 6/7/13, LOC Mizuho Corporate Bank Ltd., VRDN (c)(f)	$ 30,275	$ 30,275
Series 2009 A, 0.13% 6/7/13, LOC Sumitomo Mitsui Banking Corp., VRDN (c)	11,175	11,175
Series 2009 B, 0.12% 6/7/13, LOC Sumitomo Mitsui Banking Corp., VRDN (c)	3,000	3,000
(Appalachian Pwr. Co. - Mountaineer Proj.) Series 2008 A, 0.11% 6/7/13, LOC Mizuho Corporate Bank Ltd., VRDN (c)(f)	59,700	59,700
Wood County Commission Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 0.16% 6/7/13, LOC Bank of America NA, VRDN (c)(f)	6,580	6,580
		187,550
Wisconsin - 0.6%
Appleton Redev. Auth. Rev. (Fox Cities Performing Arts Ctr. Proj.) Series 2001 B, 0.13% 6/7/13, LOC JPMorgan Chase Bank, VRDN (c)	20,700	20,700
Wisconsin Health & Edl. Facilities Auth. Rev. Participating VRDN ROC II R 11837, 0.12% 6/7/13 (Liquidity Facility Citibank NA) (c)(g)	2,025	2,025
Wisconsin Hsg. and Econ. Dev. Auth. Home Ownership Rev.:
Series 2003 B, 0.13% 6/7/13 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	21,365	21,365
Series 2008 A, 0.13% 6/7/13 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	68,175	68,175
Series D, 0.13% 6/7/13 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	36,125	36,125
Wisconsin Hsg. and Econ. Dev. Auth. Multi-family Hsg. Rev.:
Series 2007 A, 0.14% 6/7/13 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	7,205	7,205
Series 2008 A, 0.12% 6/7/13 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)	10,585	10,585
		166,180
Wyoming - 0.0%
Laramie County Indl. Dev. Rev. (Cheyenne Lt., Fuel & Pwr. Co. Proj.) Series 2009 A, 0.18% 6/7/13, LOC Wells Fargo Bank NA, VRDN (c)(f)	5,000	5,000
TOTAL VARIABLE RATE DEMAND NOTE (Cost $17,309,681)		17,309,681
Other Municipal Debt - 27.6%
	Principal Amount (000s)	Value (000s)
Alabama - 0.1%
Alabama Pub. School & College Auth. Rev. Bonds Series WF 11 37C, 0.2%, tender 8/15/13 (Liquidity Facility Wells Fargo Bank NA) (c)(g)(h)	$ 4,930	$ 4,930
Auburn Univ. Gen. Fee Rev. Bonds:
Series WF 08 55C, 0.2%, tender 8/15/13 (Liquidity Facility Wells Fargo & Co.) (c)(g)(h)	23,510	23,510
Series WF 11 53 C, 0.2%, tender 8/15/13 (Liquidity Facility Wells Fargo Bank NA) (c)(g)(h)	7,010	7,010
		35,450
Alaska - 0.6%
Alaska Gen. Oblig. BAN 1.75% 3/25/14	97,095	98,349
Anchorage Gen. Oblig.:
Series 2008 A, 0.15% 6/24/13, LOC U.S. Bank NA, Cincinnati, CP (f)	40,000	40,000
Series A1, 0.23% 6/5/13, LOC Wells Fargo Bank NA, CP	5,600	5,600
North Slope Borough Gen. Oblig. Bonds Series 2012 A, 1% 6/30/13	9,100	9,106
		153,055
Arizona - 0.6%
Phoenix Civic Impt. Series 2011 B:
0.16% 6/13/13, LOC Barclays Bank PLC, CP	20,900	20,900
0.16% 6/13/13, LOC Barclays Bank PLC, CP	35,700	35,700
Phoenix Civic Impt. Corp. Series 2009, 0.2% 6/10/13, LOC Bank of America NA, CP	16,925	16,925
Phoenix Civic Impt. Corp. Wastewtr. Sys. Rev.:
Series 2012 A, 0.18% 6/5/13, LOC Royal Bank of Canada, CP	40,300	40,300
Series 2012 B, 0.17% 6/6/13, LOC Wells Fargo Bank NA, CP	46,900	46,900
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Series 2013 C, 0.17% 8/13/13, CP	13,200	13,200
		173,925
Arkansas - 0.0%
Arkansas Gen. Oblig. Bonds Series 2010, 5% 8/1/13	3,100	3,125
California - 4.0%
Berkeley Gen. Oblig. TRAN 1% 7/11/13	18,700	18,716
California Dept. of Wtr. Resources Bonds (Central Valley Proj.) Series AM, 5% 12/1/13	2,320	2,376
California Dept. of Wtr. Resources Pwr. Supply Rev. Bonds:
Series 2010 L, 5% 5/1/14	4,525	4,723
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Dept. of Wtr. Resources Pwr. Supply Rev. Bonds: - continued
Series 2010 M, 5% 5/1/14	$ 5,000	$ 5,219
California Econ. Recovery Bonds Series 2004 A, 5.25% 7/1/13	7,020	7,049
California Edl. Facilities Auth. Rev. Bonds (Stanford Univ. Proj.) Series S3, 0.19% tender 12/5/13, CP mode	33,100	33,100
California Gen. Oblig.:
Bonds:
5% 2/1/14 (Pre-Refunded to 2/1/14 @ 100)	5,475	5,651
5% 4/1/14	4,000	4,159
RAN Series A2, 2.5% 6/20/13	91,150	91,255
California Health Facilities Fing. Auth. Rev. Bonds Series WF 12 7C, 0.2%, tender 9/5/13 (Liquidity Facility Wells Fargo Bank NA) (c)(g)(h)	26,305	26,305
California School Cash Reserve Prog. Auth. TRAN Series 2012 L, 2% 6/3/13	8,130	8,131
California Statewide Cmntys. Dev. Auth. Rev. Bonds (State of California Proposition 1A Receivables Prog.) Series 2009:
4% 6/15/13	9,385	9,399
5% 6/15/13	75,170	75,306
Fresno County Gen. Oblig. TRAN 2% 6/28/13	10,800	10,814
Grossmont Healthcare District Bonds Series WF 11 30C, 0.19%, tender 9/19/13 (Liquidity Facility Wells Fargo Bank NA) (c)(g)(h)	10,145	10,145
Long Beach Unified School District TRAN 1.5% 12/31/13	30,920	31,157
Los Angeles Cmnty. College District Bonds:
Series 2013 F, 2% 8/1/13 (b)	20,400	20,453
Series WF 11 36C, 0.19%, tender 10/24/13 (Liquidity Facility Wells Fargo Bank NA) (c)(g)(h)	4,840	4,840
Los Angeles County Gen. Oblig.:
Series 2010 C, 0.17% 8/15/13, LOC Wells Fargo Bank NA, CP	25,200	25,200
Series 2010 D, 0.18% 7/10/13, LOC U.S. Bank NA, Cincinnati, CP	11,140	11,140
Los Angeles County Schools Pooled Fing. Prog. Ctfs. of Prtn. TRAN Series 2013 C1:
2% 9/30/13	4,000	4,024
2% 1/31/14	5,000	5,060
Los Angeles Dept. of Wtr. & Pwr. Rev. Series 2013, 0.16% 8/6/13 (Liquidity Facility Wells Fargo Bank NA), CP	62,000	62,000
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2004 A1:
0.17% 6/12/13, LOC Wells Fargo Bank NA, CP	13,503	13,503
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2004 A1: - continued
0.17% 6/14/13, LOC Wells Fargo Bank NA, CP	$ 5,000	$ 5,000
0.17% 6/14/13, LOC Wells Fargo Bank NA, CP	22,000	22,000
Los Angeles Unified School District Bonds:
Series 2005 C, 5% 7/1/13	2,545	2,555
Series Putters 4290, 0.17%, tender 8/14/13 (Liquidity Facility JPMorgan Chase & Co.) (c)(g)(h)	62,800	62,800
Series Putters 4318, 0.2%, tender 9/12/13 (Liquidity Facility JPMorgan Chase & Co.) (c)(g)(h)	17,400	17,400
Los Angeles Wastewtr. Sys. Bonds Series 2013 A, 2% 6/1/14	10,655	10,847
Metropolitan Wtr. District of Southern California Wtr. Rev. Bonds Series 2011 B, 4% 7/1/13	2,645	2,653
Newport Mesa Unified School District Bonds Series WF 11 70Z, 0.18%, tender 11/7/13 (Liquidity Facility Wells Fargo Bank NA) (c)(g)(h)	13,530	13,530
Orange County Local Trans. Auth. Sales Tax Rev. Series 2013 A, 0.18% 9/12/13, LOC JPMorgan Chase Bank, CP	25,000	25,000
Orange County Sanitation District Ctfs. of Prtn.:
BAN Series 2012 C, 2% 10/30/13	16,600	16,722
Bonds Series MS 06 2222, 0.19%, tender 11/21/13 (Liquidity Facility Wells Fargo & Co.) (c)(g)(h)	16,695	16,695
Riverside County Gen. Oblig. TRAN Series 2012 B, 2% 6/28/13	23,000	23,031
Riverside County Trans. Commission Sales Tax Rev. Series 2013 A, 0.19% 6/27/13, LOC Union Bank NA, CP	10,000	10,000
San Bernardino County Gen. Oblig. TRAN 2% 6/28/13	19,600	19,626
San Diego County Wtr. Auth. Wtr. Rev. Bonds Series WF 08 29C, 0.2%, tender 8/15/13 (Liquidity Facility Wells Fargo & Co.) (c)(g)(h)	21,980	21,980
San Francisco City & County Gen. Oblig. Bonds Series 2011 R1:
5% 6/15/13	15,000	15,028
5% 6/15/14	6,190	6,497
San Francisco City & County Unified School District TRAN Series 2012 A, 2% 6/28/13	85,000	85,112
San Francisco County Trans. Auth.:
Series 2004 A, 0.17% 9/12/13, LOC Wells Fargo Bank NA, CP	27,215	27,215
Series 2004 B, 0.17% 9/12/13, LOC Wells Fargo Bank NA, CP	56,250	56,250
San Jose Int'l. Arpt. Rev. Series 2013 A3B, 0.17% 6/11/13, LOC Wells Fargo Bank NA, CP	7,683	7,683
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
California - continued
Santa Clara Valley Wtr. District Wtr. Util. Rev. Series 2010 A2, 0.17% 6/5/13, LOC JPMorgan Chase Bank, CP	$ 27,320	$ 27,320
Univ. of California Revs. Bonds Series Floaters 09 7C, 0.2%, tender 8/15/13 (Liquidity Facility Wells Fargo & Co.) (c)(g)(h)	8,600	8,600
Ventura County Gen. Oblig. TRAN 2.5% 7/1/13	89,270	89,439
		1,082,708
Colorado - 0.9%
Colorado Ed. Ln. Prog. TRAN:
Series 2012 B, 2% 6/27/13	93,400	93,519
Series 2012 C, 1.5% 6/27/13	33,900	33,933
Colorado Gen. Fdg. Rev. TRAN Series 2012 A, 2.5% 6/27/13	51,600	51,686
Colorado Reg'l. Trans. District Sales Tax Rev. Bonds:
Series WF 10 37C, 0.19%, tender 11/21/13 (Liquidity Facility Wells Fargo Bank NA) (c)(g)(h)	20,580	20,580
Series WF 12 110C, 0.27%, tender 6/13/13 (Liquidity Facility Wells Fargo Bank NA) (c)(g)(h)	16,700	16,700
Denver City & County School District # 1 Bonds Series 2012 B, 2% 12/1/13	9,515	9,600
Jefferson County School District #R1 TAN Series 2012, 1.5% 6/28/13	9,400	9,409
Univ. of Colorado Enterprise Sys. Rev. Bonds Series WF 11 128C, 0.22%, tender 7/25/13 (Liquidity Facility Wells Fargo Bank NA) (c)(g)(h)	18,310	18,310
		253,737
Connecticut - 0.1%
Connecticut Gen. Oblig. Bonds Series 2012 F, 1% 9/15/13	14,200	14,232
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Bonds Series 2012 A, 2% 1/1/14	4,500	4,547
		18,779
Delaware - 0.1%
Delaware Gen. Oblig. Bonds:
Series 2008 A, 5% 3/1/14	2,350	2,434
Series 2009 C, 5% 10/1/13	1,530	1,554
Series 2010 B, 5% 7/1/13	4,310	4,327
Series 2013 B, 2% 2/1/14	9,000	9,108
		17,423
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
District Of Columbia - 0.7%
District of Columbia Income Tax Rev. Bonds:
Series 2009 C, 5% 12/1/13	$ 6,585	$ 6,743
Series WF 11 145C, 0.2%, tender 8/15/13 (Liquidity Facility Wells Fargo Bank NA) (c)(g)(h)	13,440	13,440
District of Columbia Rev. Bonds (American Nat'l. Red Cross Proj.) Series 2000, 0.17% tender 9/9/13, LOC JPMorgan Chase Bank, CP mode	71,600	71,600
District of Columbia Wtr. & Swr. Auth. Pub. Util. Rev. Bonds Series 2012 A, 2% 10/1/13	1,250	1,257
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev. Series 1:
0.17% 8/7/13, LOC JPMorgan Chase Bank, CP	22,675	22,675
0.17% 8/7/13, LOC JPMorgan Chase Bank, CP	3,985	3,985
0.18% 8/5/13, LOC JPMorgan Chase Bank, CP	57,700	57,700
		177,400
Florida - 1.5%
Escambia City Health Facilities Auth. Rev. Bonds (Ascension Health Cr. Group Proj.) Series 2003 A, 5.25% 11/15/13	1,300	1,330
Florida Board of Ed. Bonds Series 2005 B, 5% 1/1/14	13,395	13,773
Florida Board of Ed. Lottery Rev. Bonds:
Series 2006 A, 5% 7/1/13	3,450	3,464
Series 2006 B, 5% 7/1/13	3,300	3,313
Series 2008 B, 4% 7/1/13	4,480	4,494
Series 2009 A, 5% 7/1/13	6,500	6,526
Series 2010 A, 5% 7/1/13	2,000	2,008
Florida Board of Ed. Pub. Ed. Cap. Outlay Bonds:
Series 2005 A, 5% 6/1/13	6,000	6,000
Series 2008 D, 5% 6/1/13	500	500
Series 2009 C, 5% 6/1/13	2,475	2,475
Series 2010 A, 5% 6/1/13	2,900	2,900
Series 2012 B:
5% 6/1/13	23,750	23,750
5% 6/1/14	2,040	2,137
Florida Dept. of Envir. Protection Rev. Bonds:
Series 2003 B, 5% 7/1/13	6,760	6,786
Series 2004 A, 5% 7/1/13	4,200	4,217
Series 2007 B, 5% 7/1/13	1,250	1,255
Series 2010 D, 5% 7/1/13	11,240	11,284
Series 2011 A, 4% 7/1/13	4,700	4,714
Series 2011 B, 4% 7/1/13	2,940	2,949
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Florida Dept. of Trans. Tpk. Rev. Participating VRDN Series BC 13 4WX, 0.14% 6/7/13 (Liquidity Facility Barclays Bank PLC) (c)(g)	$ 6,000	$ 6,000
Florida Division of Bond Fin. Dept. Gen. Svcs. Revs. Bonds:
Series 1997 B, 6% 7/1/13	8,670	8,711
Series 1998 A, 6% 7/1/13	6,700	6,732
Florida Gen. Oblig. Bonds Series WF 12 87C, 0.27%, tender 6/13/13 (Liquidity Facility Wells Fargo Bank NA) (c)(g)(h)	6,155	6,155
Florida Hurricane Catastrophe Fund Fin. Corp. Rev. Bonds Series 2008 A:
4.125% 7/1/13	2,000	2,006
5% 7/1/13	22,985	23,073
Florida Local Govt. Fin. Cmnty. Series 2011 A1:
0.18% 6/25/13, LOC JPMorgan Chase Bank, CP	13,229	13,229
0.18% 7/10/13, LOC JPMorgan Chase Bank, CP	9,532	9,532
0.2% 6/4/13, LOC JPMorgan Chase Bank, CP	7,165	7,165
0.2% 6/4/13, LOC JPMorgan Chase Bank, CP	8,004	8,004
Florida Wtr. Poll. Cont. Fing. Corp. Rev. Bonds:
Series 2009 A, 3% 1/15/14	1,000	1,017
Series 2010 A, 5% 7/15/13	1,200	1,207
Hillsborough County Cap. Impt. Prog. Rev. Series 2013 A:
0.16% 6/27/13, LOC State Street Bank & Trust Co., Boston, CP	14,983	14,983
0.18% 7/11/13, LOC State Street Bank & Trust Co., Boston, CP	5,000	5,000
Indian River County School District TAN Series 2012, 1.25% 6/30/13	8,500	8,507
Jacksonville Elec. Auth. Elec. Sys. Rev.:
Bonds:
Series 2013 A, 2% 10/1/13	6,485	6,524
Series 2013 B, 2% 10/1/13	4,000	4,024
Series 2013 C1, 0.16% 6/5/13, CP	41,300	41,300
Jacksonville Gen. Oblig. Series 2004 A, 0.18% 6/20/13, LOC Landesbank Baden-Wuert, CP	7,025	7,025
JEA Saint Johns River Pwr. Park Sys. Rev. Bonds:
Series 2012 B, 3% 10/1/13	1,000	1,009
Series 23 Issue 2, 5% 10/1/13	42,785	43,469
JEA Wtr. & Swr. Sys. Rev. Bonds:
Series 2009 B, 5% 10/1/13	3,500	3,556
Series WF 11 4C, 0.19%, tender 10/10/13 (Liquidity Facility Wells Fargo Bank NA) (c)(g)(h)	11,800	11,800
2% 10/1/13	1,235	1,242
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Orlando & Orange County Expressway Auth. Rev. Bonds Series 2003 A, 5% 7/1/13 (Escrowed to Maturity)	$ 4,710	$ 4,728
Orlando Utils. Commission Util. Sys. Rev. Bonds:
Series 2007, 5% 10/1/13	2,900	2,947
Series 2011 A, 0.23%, tender 12/27/13 (c)	14,500	14,500
Series 2013 A, 1.5% 10/1/13	4,500	4,519
Tampa Health Sys. Rev. Bonds:
Series 2012 B, 0.22%, tender 12/27/13 (c)	14,515	14,515
Series WF 12 21 C, 0.2%, tender 9/5/13 (Liquidity Facility Wells Fargo Bank NA) (c)(g)(h)	24,425	24,425
		410,779
Georgia - 0.6%
Fulton County Gen. Oblig. TAN Series 2013, 2% 12/31/13	67,500	68,217
Georgia Gen. Oblig. Bonds:
Series 1999 B, 5.75% 8/1/13	2,575	2,599
Series 2003 D, 4.5% 12/1/13 (Pre-Refunded to 12/1/13 @ 100)	13,600	13,893
Series 2004 B, 5% 3/1/14	1,000	1,036
Series 2007 E, 5% 8/1/13	3,900	3,931
Series 2009 E, 4% 7/1/13	5,000	5,016
Series WF 08 12C, 0.22%, tender 7/25/13 (Liquidity Facility Wells Fargo & Co.) (c)(g)(h)	14,300	14,300
Georgia Muni. Elec. Auth. Pwr. Rev. Bonds (Gen. Resolution Proj.) Series 1985 A, 0.18% tender 8/12/13, LOC Barclays Bank PLC, CP mode	15,550	15,550
Georgia Muni. Gas Auth. Rev. Bonds (Gas Portfolio III Proj.) Series R, 2% 10/1/13	6,900	6,939
Georgia Road & Thruway Auth. Rev. Bonds Series 2006, 5% 6/1/13	4,250	4,250
Metropolitan Atlanta Rapid Transit Series 2012 D1:
0.16% 8/7/13, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	12,500	12,500
0.17% 8/8/13, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	16,800	16,800
Private Colleges & Univs. Auth. Rev. Bonds Series WF 11 95C, 0.19%, tender 11/21/13 (Liquidity Facility Wells Fargo Bank NA) (c)(g)(h)	4,715	4,715
		169,746
Hawaii - 0.0%
Hawaii Gen. Oblig. Bonds:
Series 2003 DB, 5.25% 9/1/13	1,000	1,012
Series 2011 EC, 3% 12/1/13	6,000	6,084
		7,096
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Idaho - 0.6%
Idaho Gen. Oblig. TAN Series 2012, 2% 6/28/13	$ 150,000	$ 150,199
Illinois - 0.6%
DuPage County Gen. Oblig. Bonds Series Merlots 00 A9, 0.22%, tender 7/24/13 (Liquidity Facility Wells Fargo Bank NA) (c)(g)(h)	9,705	9,705
Illinois Fin. Auth. Ed. Rev. 0.16% 8/6/13, LOC PNC Bank NA, CP	14,000	14,000
Illinois Fin. Auth. Rev. Bonds:
(Advocate Health Care Network Proj.) Series 2011 B, 0.24%, tender 12/27/13 (c)	11,700	11,700
(Hosp. Sisters Svcs., Inc. Proj.):
Series 2012 H, 0.17% tender 6/3/13, CP mode	16,900	16,900
Series 2012 I, 0.17% tender 6/3/13, CP mode	39,460	39,460
Series 2010 D, 4% 4/1/14	2,790	2,877
Series 2012 C, 2% 8/15/13	6,495	6,516
Series WF 12 2C, 0.19%, tender 9/19/13 (Liquidity Facility Wells Fargo Bank NA) (c)(g)(h)	29,610	29,610
Illinois Sales Tax Rev. Bonds Series WF 11 125C, 0.27%, tender 6/13/13 (Liquidity Facility Wells Fargo Bank NA) (c)(g)(h)	13,700	13,700
Illinois Unemployment Ins. Fund Bldg. Receipts Bonds:
Series 2012 A, 2% 6/15/13	8,500	8,506
Series 2012, 5% 12/15/13	3,100	3,180
		156,154
Indiana - 0.8%
Indiana Fin. Auth. Indl. Rev. Bonds (Midwest Fertilizer Corp. Proj.) Series 2012, 0.2%, tender 7/1/13 (c)	120,700	120,700
Indiana Fin. Auth. Rev. Bonds:
(Trinity Health Cr. Group Proj.) Series 2009 A, 5% 12/1/13	2,045	2,094
(Trinity Health Sys. Proj.) Series 2008 D2, 0.17% tender 7/8/13, CP mode	60,000	60,000
Indianapolis Gas Util. Sys. Rev. 0.18% 8/7/13, LOC JPMorgan Chase Bank, CP	43,000	43,000
		225,794
Iowa - 0.0%
Iowa Fin. Auth. Rev. Bonds Series 2010 A, 4% 8/1/13	3,070	3,089
Kansas - 0.3%
Kansas Dept. of Trans. Hwy. Rev. Bonds Series 2012 A1, 0.15% 9/1/13 (c)	7,400	7,400
Kansas Tpk. Auth. Tpk. Rev. Bonds Series 2013 A, 1% 9/1/13 (b)	9,575	9,593
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Kansas - continued
Wichita Gen. Oblig. BAN:
Series 254, 0.25% 2/11/14	$ 42,830	$ 42,836
Series 256, 0.25% 2/11/14 (f)	15,065	15,066
		74,895
Kentucky - 0.3%
Jefferson County Poll. Cont. Bonds (Louisville Gas & Elec. Co. Proj.) Series 2002 A2, 0.4% tender 6/11/13, CP mode (f)	30,000	30,000
Jefferson County Poll. Cont. Rev. Bonds Series 2001 A, 0.25% tender 6/24/13, CP mode	9,600	9,600
Trimble County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.):
Series 1992 A, 0.25% tender 6/24/13, CP mode	19,800	19,800
Series 2001 B, 0.4% tender 6/11/13, CP mode (f)	8,600	8,600
		68,000
Louisiana - 0.1%
Louisiana Gas & Fuel Tax Rev. Bonds Series WF 12 32C, 0.19%, tender 10/24/13 (Liquidity Facility Wells Fargo Bank NA) (c)(g)(h)	12,230	12,230
Louisiana Gen. Oblig. Bonds Series 2013 C, 2% 7/15/13	8,755	8,774
		21,004
Maryland - 0.5%
Baltimore County Gen. Oblig.:
Bonds:
Series 2004, 5% 8/1/13	2,250	2,268
Series 2012, 5% 8/1/13	1,000	1,008
4% 8/1/13	2,855	2,873
Series 2011:
0.13% 6/5/13 (Liquidity Facility Mizuho Corporate Bank Ltd.), CP	33,400	33,400
0.16% 7/9/13 (Liquidity Facility Mizuho Corporate Bank Ltd.), CP	33,125	33,125
0.17% 6/3/13 (Liquidity Facility Mizuho Corporate Bank Ltd.), CP	32,815	32,815
Baltimore Gen. Oblig. Bonds Series 2013 A, 1% 10/15/13	12,720	12,759
Maryland Dept. of Trans. Consolidated Trans. Rev. Bonds Series 2008, 4% 2/15/14	2,500	2,567
Maryland Gen. Oblig. Bonds:
Second Series 2010 B, 5% 8/1/13	5,500	5,544
Series 2009 B, 5.25% 8/15/13	4,745	4,794
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Maryland - continued
Maryland Health & Higher Edl. Facilities Auth. Rev. Bonds Series 2013 A, 2% 7/1/13	$ 4,000	$ 4,006
Montgomery County Gen. Oblig. Bonds Series 2010 A, 5% 8/1/13	1,500	1,512
Washington Suburban San. District Bonds Series 2010 A, 5% 6/1/13	4,500	4,500
		141,171
Massachusetts - 0.2%
Massachusetts Dev. Fin. Agcy. Electrical Utils. Rev. Bonds Series 2005, 0.45% tender 6/24/13, CP mode (f)	24,400	24,400
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1992:
0.4% tender 6/25/13, CP mode	8,100	8,100
0.4% tender 6/25/13, CP mode	4,575	4,575
Series 1993 A, 0.4% tender 6/24/13, CP mode	15,000	15,000
Series 1993 B:
0.42% tender 6/28/13, CP mode	7,300	7,300
0.45% tender 7/12/13, CP mode	1,150	1,150
Massachusetts State Dev. Fin. Agcy. Elec. Util. Rev. Bonds (Nantucket Elec. Co. Proj.) Series 2007, 0.4% tender 6/11/13, CP mode (f)	1,100	1,100
		61,625
Michigan - 0.5%
JPMorgan Chase Bonds Series Putters 4300, 0.19%, tender 7/25/13 (Liquidity Facility JPMorgan Chase Bank) (c)(g)(h)	7,900	7,900
Michigan Bldg. Auth. Rev. Series 6, 0.17% 6/6/13, LOC State Street Bank & Trust Co., Boston, LOC U.S. Bank NA, Cincinnati, CP	43,950	43,950
Michigan Hosp. Fin. Auth. Rev. Bonds (Trinity Health Sys. Proj.) Series 2008 C:
0.15% tender 7/16/13, CP mode	19,100	19,100
0.16% tender 6/5/13, CP mode	26,025	26,025
0.16% tender 8/6/13, CP mode	37,990	37,990
Michigan State Univ. Revs. Bonds Series WF 11 33 C, 0.27%, tender 6/13/13 (Liquidity Facility Wells Fargo Bank NA) (c)(g)(h)	3,000	3,000
		137,965
Minnesota - 0.2%
Hennepin County Gen. Oblig. Bonds Series 2013 A, 3% 12/1/13	4,365	4,427
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Minnesota - continued
Minnesota 911 Rev. Bonds (Pub. Safety Radio Communications Sys. Proj.) Series 2011, 4% 6/1/14	$ 1,600	$ 1,660
Minnesota Gen. Oblig. Bonds:
Series 2012 B, 5% 8/1/13	5,850	5,897
Series WF 11 110C, 0.27%, tender 6/13/13 (Liquidity Facility Wells Fargo Bank NA) (c)(g)(h)	23,530	23,530
Southern Minnesota Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Bonds Series 2002 A, 5.25% 1/1/14	2,000	2,057
Univ. of Minnesota Gen. Oblig.:
Bonds Series 2011 A, 5% 12/1/13	2,500	2,559
Series 2009 D:
0.16% 6/6/13, CP	8,350	8,350
0.16% 6/18/13, CP	9,000	9,000
		57,480
Mississippi - 0.1%
Mississippi Gen. Oblig. Bonds:
Series 2003, 5.25% 11/1/13	2,100	2,144
Series 2007 B, 5% 12/1/13	1,000	1,024
Series WF 11 117C, 0.19%, tender 10/24/13 (Liquidity Facility Wells Fargo Bank NA) (c)(g)(h)	18,475	18,475
Mississippi Hosp. Equip. & Facilities Auth. Bonds (Baptist Memorial Health Care Proj.) Series 2004 B2:
0.18%, tender 7/10/13 (c)(h)	3,455	3,455
0.18%, tender 7/10/13 (c)(h)	14,250	14,250
		39,348
Missouri - 0.1%
Missouri Board of Pub. Buildings Spl. Oblig. Bonds Series 2003 A:
5% 10/15/13 (Pre-Refunded to 10/15/13 @ 100)	9,045	9,206
5% 10/15/13 (Pre-Refunded to 10/15/13 @ 100)	2,240	2,279
Missouri Health & Edl. Facilities Auth. Health Facilities Rev. Bonds (CoxHealth Proj.) Series 2008 B, 0.16% tender 8/5/13, LOC Bank of Nova Scotia New York Branch, CP mode	14,900	14,900
		26,385
Nebraska - 0.3%
Nebraska Pub. Pwr. District Rev. Series 2013 A:
0.17% 7/16/13, CP	16,900	16,900
0.17% 8/5/13, CP	15,400	15,400
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Nebraska - continued
Omaha Pub. Pwr. District Elec. Rev.:
Bonds Series 2010 A, 5.5% 2/1/14	$ 5,180	$ 5,363
Series 2013 A:
0.16% 7/10/13, CP	7,500	7,500
0.18% 6/4/13, CP	13,500	13,500
0.18% 6/12/13, CP	15,000	15,000
0.18% 6/13/13, CP	5,200	5,200
		78,863
Nevada - 0.2%
Clark County Fuel Tax Bonds Series 2010 D, 5% 7/1/13	3,735	3,749
Clark County School District Bonds:
Series 2007 B, 5% 6/15/13	5,065	5,074
Series 2007 C, 5% 6/15/13	4,000	4,007
Nevada Gen. Oblig. Bonds Series 2005 A, 5% 2/1/14	1,000	1,032
Truckee Meadows Wtr. Auth. Wtr. Rev.:
Series 2006 A, 0.17% 8/7/13, LOC JPMorgan Chase Bank, CP	23,000	23,000
Series 2006 B, 0.17% 8/5/13, LOC Wells Fargo Bank NA, CP	25,000	25,000
		61,862
New Hampshire - 0.3%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1990 A, 0.42% tender 6/28/13, CP mode	19,900	19,900
Series 1990 A1, 0.4% tender 6/11/13, CP mode (f)	35,500	35,500
Series 1992 A, 0.45% tender 6/25/13, CP mode (f)	8,350	8,350
New Hampshire Gen. Oblig. Bonds Series 2010 B, 3% 6/1/13	4,055	4,055
		67,805
New Jersey - 0.1%
New Jersey Tobacco Settlement Fing. Corp. Bonds Series 2003, 6.75% 6/1/13 (Pre-Refunded to 6/1/13 @ 100)	6,350	6,350
Passaic County Gen. Oblig. BAN Series 2012 A, 1.25% 12/27/13	11,481	11,545
		17,895
New Mexico - 0.1%
New Mexico Fin. Auth. Trans. Rev. Bonds:
Series 2009 A, 5% 6/15/13	4,940	4,949
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
New Mexico - continued
New Mexico Fin. Auth. Trans. Rev. Bonds: - continued
Series 2012, 2% 6/15/13	$ 2,945	$ 2,947
New Mexico Gen. Oblig. Bonds Series 2013, 2% 3/1/14	6,445	6,532
		14,428
New York - 0.7%
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2013, 0.17% 6/10/13, CP	115,300	115,300
Series 8, 0.18% 1/31/14, CP	36,100	36,100
New York Metropolitan Trans. Auth. Rev. Series 2, 0.18% 8/21/13, LOC Citibank NA, CP	30,000	30,000
		181,400
North Carolina - 0.4%
Board of Governors of the Univ. of North Carolina Series 2013 D, 0.16% 6/5/13, CP	3,000	3,000
Charlotte Gen. Oblig. Bonds Series 2008, 5% 8/1/13	1,000	1,008
Charlotte Wtr. & Swr. Sys. Rev. Bonds Series 2011, 3% 12/1/13	1,500	1,521
Mecklenburg County Gen. Oblig. Bonds Series 2009 A, 5% 8/1/13	1,250	1,260
Mecklenburg County Pub. Facilities Corp. Bonds Series 2009, 5% 3/1/14	3,000	3,107
North Carolina Cap. Impt. Ltd. Bonds Series WF 11 136C, 0.27%, tender 6/13/13 (Liquidity Facility Wells Fargo Bank NA) (c)(g)(h)	8,030	8,030
North Carolina Gen. Oblig. Bonds:
Series 2004 A, 5.25% 3/1/14	4,170	4,328
Series 2013 B, 3% 6/1/13	3,975	3,975
North Carolina Grant Anticipation Rev. Bonds Series 2012, 3% 3/1/14	13,250	13,525
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev. Bonds Series 2012 A, 2% 1/1/14	44,645	45,098
Raleigh Combined Enterprise Sys. Rev. Bonds Series WF 11-19C, 0.27%, tender 6/13/13 (Liquidity Facility Wells Fargo Bank NA) (c)(g)(h)	9,000	9,000
Wake County Gen. Oblig. Bonds Series 2013 B, 3% 5/1/14	3,225	3,307
		97,159
Ohio - 0.3%
Franklin County Hosp. Rev. Bonds (U.S. Health Corp. of Columbus Proj.) Series 2011 B, 0.25%, tender 7/9/13 (c)	4,200	4,200
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Ohio Higher Edl. Facility Commission Rev. Bonds (The Cleveland Clinic Foundation Proj.):
Series 2008 B5:
0.15% tender 6/13/13, CP mode	$ 7,200	$ 7,200
0.17% tender 8/13/13, CP mode	12,400	12,400
0.17% tender 9/5/13, CP mode	18,650	18,650
0.17% tender 10/7/13, CP mode	10,000	10,000
Series 2008 B6:
0.15% tender 6/13/13, CP mode	8,600	8,600
0.17% tender 10/7/13, CP mode	8,800	8,800
		69,850
Oregon - 1.2%
Clackamas County Hosp. Facility Auth. Bonds (Providence Health Sys. Proj.):
Series 2003 D:
0.15% tender 8/2/13, CP mode	10,600	10,600
0.16% tender 8/2/13, CP mode	9,900	9,900
Series 2003 E:
0.16% tender 6/5/13, CP mode	10,000	10,000
0.16% tender 7/10/13, CP mode	8,000	8,000
0.17% tender 6/17/13, CP mode	8,000	8,000
0.17% tender 6/17/13, CP mode	6,000	6,000
Series 2003 F:
0.16% tender 6/5/13, CP mode	25,000	25,000
0.16% tender 7/10/13, CP mode	5,000	5,000
0.16% tender 8/6/13, CP mode	10,000	10,000
Series 2003 G:
0.16% tender 7/10/13, CP mode	21,525	21,525
0.16% tender 8/6/13, CP mode	14,400	14,400
Oregon Gen. Oblig.:
Bonds Series WF11 57 C, 0.27%, tender 6/13/13 (Liquidity Facility Wells Fargo Bank NA) (c)(g)(h)	10,800	10,800
TAN Series 2012 A, 2% 6/28/13	141,200	141,388
Portland Gen. Oblig. TAN Series 2012, 2% 6/27/13	21,030	21,057
Portland Ore Wtr. Sys. Rev. Bonds Series 2011 A, 2% 10/1/13	9,395	9,452
Portland Swr. Sys. Rev. Bonds Series 2008 A, 5% 6/15/13	1,000	1,002
Salem-Keizer School District #24J Bonds Series WF 09 4Z, 0.22%, tender 7/25/13 (Liquidity Facility Wells Fargo & Co.) (c)(g)(h)	17,060	17,060
		329,184
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - 0.3%
Pennsylvania Gen. Oblig. Bonds Series WF 11 121C, 0.22%, tender 8/1/13 (Liquidity Facility Wells Fargo Bank NA) (c)(g)(h)	$ 12,910	$ 12,910
Pennsylvania Infrastructure Invt. Auth. Rev. Series 2010 A, 0.19% 6/4/13, LOC Bank of America NA, CP	18,643	18,643
Philadelphia Gen. Oblig. TRAN Series 2012 A, 2% 6/28/13	35,300	35,346
Univ. of Pittsburgh Commonwealth Sys. of Higher Ed. BAN Series 2012, 2% 7/2/13	13,300	13,320
		80,219
Rhode Island - 0.0%
Providence Plantations Lease Prtn. Ctfs. Bonds (Kent County Courthouse Proj.) Series 2013 A:
2% 10/1/13	3,130	3,148
2% 10/1/13	2,750	2,766
Rhode Island & Providence Plantations Bonds Series 2012 B, 2% 10/15/13	2,370	2,385
		8,299
South Carolina - 0.4%
Beaufort County School District BAN Series 2013 B, 1.25% 4/24/14	18,100	18,270
Charleston County School District BAN 1% 5/8/14	16,900	17,028
Cherokee County School District No. 1 Bonds Series 2013 A, 3% 3/1/14 (South Carolina Gen. Oblig. Guaranteed)	4,310	4,400
South Carolina Assoc. of Governmental Organizations Ctfs. of Prtn. Bonds Series 2013 A, 1.5% 3/3/14 (South Carolina Gen. Oblig. Guaranteed)	33,960	34,292
South Carolina Gen. Oblig. Bonds:
Series 2011 A, 5% 3/1/14	5,000	5,180
Series ROC II R 692W, 0.19%, tender 11/21/13 (Liquidity Facility Wells Fargo & Co.) (c)(g)(h)	8,340	8,340
South Carolina Pub. Svc. Auth. (Santee Cooper) Rev. Oblig. Bonds:
Series 2012 B, 5% 12/1/13	3,500	3,584
Series 2012 C, 5% 12/1/13	5,000	5,119
York County Poll. Cont. Rev. Bonds (Duke Energy Corp. Proj.) 0.4% tender 6/3/13, CP mode	22,400	22,400
		118,613
Tennessee - 0.1%
Memphis Elec. Sys. Rev. Bonds Series 2003 A, 5% 12/1/13	2,500	2,560
Nashville and Davidson County Metropolitan Govt. Gen. Oblig. Bonds Series 2010 A, 5% 7/1/13	4,500	4,518
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Tennessee - continued
Tennessee Gen. Oblig. Bonds:
Series 2008 A, 5% 9/1/13	$ 3,835	$ 3,881
Series 2010 A, 4% 5/1/14	5,445	5,634
Series 2011, 5% 10/1/13	1,920	1,951
		18,544
Texas - 6.5%
Austin Elec. Util. Sys. Rev. Series 2013 A:
0.18% 6/18/13, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	58,100	58,100
0.18% 6/18/13, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	7,700	7,700
0.2% 10/1/13, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	8,140	8,140
Austin Wtr. & Wastewtr. Sys. Rev. Bonds Series WF 11 139C, 0.2%, tender 8/15/13 (Liquidity Facility Wells Fargo Bank NA) (c)(g)(h)	20,905	20,905
Brownsville Util. Sys. Rev. Series 2013 A, 0.19% 9/5/13, LOC State Street Bank & Trust Co., Boston, CP	4,000	4,000
Corpus Christi Util. Sys. Rev. Bonds:
2% 7/15/13	2,155	2,159
2% 7/15/13	5,855	5,867
Cypress-Fairbanks Independent School District Bonds Series 86TP, 0.27%, tender 6/13/13 (Liquidity Facility Wells Fargo & Co.) (c)(g)(h)	6,620	6,620
Dallas Independent School District Bonds Series 2010 B, 5% 2/15/14 (Permanent School Fund of Texas Guaranteed)	2,100	2,171
Eanes Independent School District Bonds Series 2011, 3% 8/1/13 (Permanent School Fund of Texas Guaranteed)	1,000	1,005
Frisco Independent School District Bonds Series WF 11 1C, 0.22%, tender 7/25/13 (Liquidity Facility Wells Fargo Bank NA) (c)(g)(h)	13,600	13,600
Harris County Gen. Oblig.:
Bonds:
Series 2012 A, 2% 10/1/13	4,085	4,109
Series 2012 C, 2% 8/15/13	10,000	10,037
Series 2013 A1, 0.16% 8/7/13 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	7,650	7,650
Series 2013 D:
0.17% 8/7/13 (Liquidity Facility JPMorgan Chase Bank), CP	8,590	8,590
0.18% 8/15/13 (Liquidity Facility JPMorgan Chase Bank), CP	17,860	17,860
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Harris County Metropolitan Trans. Auth.:
Series 2013 A1:
0.18% 9/12/13 (Liquidity Facility JPMorgan Chase Bank), CP	$ 34,300	$ 34,300
0.19% 8/8/13 (Liquidity Facility JPMorgan Chase Bank), CP	10,000	10,000
Series 2013 A3, 0.18% 6/13/13 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	4,000	4,000
Houston Gen. Oblig. Series 2013 A, 0.2% 6/10/13, LOC Union Bank NA, CP	23,100	23,100
Houston Higher Ed. Fin. Corp. Higher Ed. Rev. Series 2013 A, 0.16% 6/11/13, CP	5,550	5,550
Houston Util. Sys. Rev. Bonds:
Series 2010 C, 5% 11/15/13	1,000	1,022
Series 2011 E, 5% 11/15/13	5,810	5,937
Irving Independent School District Bonds Series PT 3954, 0.19%, tender 11/21/13 (Liquidity Facility Wells Fargo & Co.) (c)(g)(h)	20,835	20,835
Judson Independent School District Bonds Series MS 06 1859, 0.19%, tender 11/21/13 (Liquidity Facility Wells Fargo & Co.) (c)(g)(h)	7,890	7,890
Keller Independent School District Bonds Series WF11 55 C, 0.19%, tender 10/24/13 (Liquidity Facility Wells Fargo Bank NA) (c)(g)(h)	5,640	5,640
Klein Independent School District Bonds Series 2012 B, 2% 2/1/14 (Permanent School Fund of Texas Guaranteed)	2,000	2,024
Lower Colorado River Auth. Rev.:
0.12% 6/6/13, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	4,500	4,500
0.17% 10/3/13, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	10,000	10,000
0.18% 7/9/13, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	16,000	16,000
Midland Independent School District Bonds Series 2013, 1% 2/15/14 (Permanent School Fund of Texas Guaranteed)	5,975	6,009
North Central Texas Health Facilities Dev. Corp. Bonds Series WF 1249C, 0.18%, tender 11/7/13 (Liquidity Facility Wells Fargo Bank NA) (c)(g)(h)	5,000	5,000
North East Texas Independent School District Bonds Series 2012, 2% 8/1/13 (Permanent School Fund of Texas Guaranteed)	2,155	2,161
North Texas Muni. Wtr. District Upper East Fork Wastewtr. Interceptor Sys. Bonds Series 2012, 2% 6/1/13	2,145	2,145
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
North Texas Tollway Auth. Rev. Bonds Series 2009 D:
0.18% tender 7/10/13, LOC JPMorgan Chase Bank, CP mode	$ 10,000	$ 10,000
0.18% tender 7/11/13, LOC JPMorgan Chase Bank, CP mode	11,000	11,000
Pasadena Independent School District Bonds Series 2013, 1% 8/15/13 (Permanent School Fund of Texas Guaranteed)	10,100	10,117
Plano Gen. Oblig. Bonds Series MS 06 1862, 0.19%, tender 11/21/13 (Liquidity Facility Wells Fargo & Co.) (c)(g)(h)	11,665	11,665
Richardson Independent School District Bonds Series 2011, 4% 2/15/14 (Permanent School Fund of Texas Guaranteed)	2,735	2,808
Rockwall Independent School District Bonds Series 2013, 0% 8/15/13 (Permanent School Fund of Texas Guaranteed)	1,845	1,844
San Antonio Elec. & Gas Sys. Rev. Bonds:
Series 2002, 5.375% 2/1/14	6,400	6,622
Series 2006 A, 5% 2/1/14	1,015	1,047
San Antonio Wtr. Sys. Rev. Bonds Series WF 12 76C, 0.22%, tender 8/1/13 (Liquidity Facility Wells Fargo Bank NA) (c)(g)(h)	5,070	5,070
Spring Branch Independent School District Bonds Series WF 11 140C, 0.2%, tender 8/15/13 (Liquidity Facility Wells Fargo Bank NA) (c)(g)(h)	25,430	25,430
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. Bonds (Baylor Health Care Sys. Proj.):
Series 2011 B, 0.25%, tender 12/27/13 (c)	6,300	6,300
Series 2013 B, 0.21%, tender 12/27/13 (c)	9,500	9,500
Tarrant Reg'l. Wtr. District Wtr. R Bonds Series WF 12 6C, 0.18%, tender 11/7/13 (Liquidity Facility Wells Fargo Bank NA) (c)(g)(h)	12,375	12,375
Tarrant Reg'l. Wtr. District Wtr. Rev. Bonds Series 2012 A, 4% 3/1/14	6,300	6,479
Texas A&M Univ. Rev. Series 1993 B:
0.17% 6/27/13, CP	18,200	18,200
0.17% 6/27/13, CP	66,100	66,100
Texas Gen. Oblig.:
Bonds:
Series 2011 A, 4% 8/1/13	2,500	2,516
Series 2013, 1% 8/1/13	1,000	1,001
TRAN 2.5% 8/30/13	1,128,790	1,135,132
Texas Muni. Pwr. Agy. Rev. Series 2005, 0.18% 8/15/13, LOC Barclays Bank PLC, CP	10,800	10,800
Texas Pub. Fin. Auth. Rev. Bonds Series 2010 A:
4% 7/1/13	8,370	8,396
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Texas Pub. Fin. Auth. Rev. Bonds Series 2010 A: - continued
5% 7/1/13	$ 2,000	$ 2,008
Univ. of Texas Board of Regents Sys. Rev.:
Bonds Series 2004 B, 5.25% 8/15/13	8,985	9,078
Series 2002 A, 0.16% 9/10/13 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	14,000	14,000
Upper Trinity Reg'l. Wtr. District Series 2013 A, 0.18% 7/10/13, LOC Bank of America NA, CP	15,000	15,000
		1,747,114
Utah - 0.6%
Intermountain Pwr. Agcy. Pwr. Supply Rev.:
Series 1997 B1, 0.17% 6/5/13 (Liquidity Facility Bank of Nova Scotia), CP	23,300	23,300
Series 1997 B3, 0.18% 6/3/13 (Liquidity Facility JPMorgan Chase Bank), CP	55,200	55,200
Series 1998 B4, 0.17% 6/6/13 (Liquidity Facility JPMorgan Chase Bank), CP	87,300	87,300
Utah Gen. Oblig. Bonds Series 2011 A, 5% 7/1/14	1,630	1,714
		167,514
Vermont - 0.1%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev. Bonds Series WF 10 27C, 0.22%, tender 7/25/13 (Liquidity Facility Wells Fargo Bank NA) (c)(g)(h)	25,725	25,725
Virginia - 0.6%
Fairfax County Gen. Oblig. Bonds Series 2013 A, 1.5% 10/1/13	5,170	5,193
Fairfax County Indl. Dev. Auth. Bonds (Inova Health Sys. Proj.) Series 2012 C, 0.2%, tender 12/27/13 (c)	23,000	23,000
Halifax County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1992, 0.7% tender 6/14/13, CP mode (f)	21,500	21,500
Hampton Roads Sanitation District Wastewtr. Rev. Bonds Series 2012 A, 2% 1/1/14	2,205	2,228
Norfolk Econ. Dev. Auth. Hosp. Facilities Rev. Bonds (Sentara Healthcare Proj.):
Series 2010 B, 0.24%, tender 12/27/13 (c)	14,255	14,255
Series 2012 A, 0.2%, tender 12/27/13 (c)	13,200	13,200
Norfolk Econ. Dev. Auth. Rev. Series 1997, 0.17% 8/5/13, CP	13,800	13,800
Prince William County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) 0.65% tender 6/14/13, CP mode	11,200	11,200
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Virginia - continued
Virginia Beach Gen. Oblig. Bonds Series 2013, 2% 1/15/14	$ 5,700	$ 5,764
Virginia College Bldg. Auth. Edl. Facilities Rev. Bonds:
(Pub. Higher Ed. Fing. Prog.) Series 2009 B, 5% 9/1/13	7,530	7,620
Series 2001 A, 5% 9/1/13	6,010	6,082
Virginia Gen. Oblig. Bonds Series 2004 B, 5% 6/1/13	4,285	4,285
Virginia Pub. Bldg. Auth. Pub. Facilities Rev. Bonds:
Series 2004 A, 5% 8/1/13	1,000	1,008
Series 2004 D, 5% 8/1/13	2,000	2,016
Series 2005 C, 5% 8/1/13	2,560	2,580
Virginia Pub. School Auth. Bonds:
Series 1997 C:
5% 8/1/13	2,375	2,394
5% 8/1/13	1,070	1,079
Series 2013 I, 5% 4/15/14	11,065	11,527
Virginia Resources Auth. Clean Wtr. Rev. Bonds Series 2005 A, 5.25% 10/1/13	3,035	3,086
		151,817
Washington - 0.5%
Energy Northwest Elec. Rev. Bonds (#1 Proj.):
Series 2004 A, 5.25% 7/1/13	10,825	10,870
Series 2005 A, 5% 7/1/13	8,720	8,755
Series 2006 A, 5% 7/1/13	6,825	6,852
Series 2007 C, 5% 7/1/13	3,940	3,955
Series 2008 C, 5% 7/1/13	4,230	4,247
King County Swr. Rev. Bonds:
Series 2011 B, 5% 1/1/14	8,160	8,388
Series 2013 A, 2% 1/1/14	3,400	3,436
Port of Seattle Rev.:
Bonds Series 2012 B, 3% 8/1/13 (f)	5,355	5,380
Series 2001 B1, 0.23% 6/10/13, LOC Bank of America NA, CP (f)	17,655	17,655
Seattle Gen. Oblig. Bonds Series 2011, 5% 3/1/14	5,000	5,180
Seattle Muni. Lt. & Pwr. Rev. Bonds:
Series 2010 B, 5% 2/1/14	2,550	2,632
Series 2012 A, 3% 6/1/14	4,755	4,887
Spokane County School District #81 Bonds Series 2012, 4% 12/1/13 (Washington Gen. Oblig. Guaranteed)	8,525	8,686
Univ. of Washington Univ. Revs. Bonds Series 2012 C, 2% 7/1/13	3,050	3,055
Washington Gen. Oblig. Bonds:
Series 2006 D, 5% 1/1/14	3,810	3,917
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Washington Gen. Oblig. Bonds: - continued
Series 2011 A, 5% 1/1/14	$ 1,750	$ 1,799
Series 2013 A, 4% 7/1/13	5,500	5,517
Series 2013 B, 3% 7/1/13	4,015	4,024
Series 2013 D, 2% 7/1/13	9,580	9,595
Series 2013 E, 5% 2/1/14	3,695	3,813
Series GS 06 7T, 0.27%, tender 6/13/13 (Liquidity Facility Wells Fargo & Co.) (c)(g)(h)	15,435	15,435
		138,078
West Virginia - 0.1%
Grant County Cmnty. Solid Waste Disp. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1996, 0.45% tender 6/27/13, CP mode (f)	20,000	20,000
Grant County Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1986, 0.7% tender 6/14/13, CP mode (f)	7,400	7,400
		27,400
Wisconsin - 1.3%
Madison Gen. Oblig. Bonds Series 2012 A, 2% 10/1/13	3,970	3,993
Milwaukee Gen. Oblig.:
Bonds Series 2013, 5% 5/15/14	9,500	9,934
RAN Series 2013 R1, 1.75% 12/5/13	61,000	61,490
Milwaukee School District RAN Series 2012 M11, 1.5% 6/26/13	75,740	75,807
Oshkosh Area School District TRAN 1.5% 6/28/13	8,000	8,007
Wisconsin Gen. Oblig. Bonds:
Series 2011 B, 5% 5/1/14	3,000	3,131
Series WF 12 111C, 0.27%, tender 6/13/13 (Liquidity Facility Wells Fargo Bank NA) (c)(g)(h)	15,515	15,515
Wisconsin Health & Edl. Facilities Auth. Rev. Bonds:
(Hosp. Sisters Svcs., Inc. Proj.) Series 2013 B:
0.16% tender 6/5/13, LOC U.S. Bank NA, Cincinnati, CP mode	58,360	58,360
0.16% tender 8/5/13, CP mode	9,600	9,600
Series 2010 C, 0.19% tender 7/9/13, LOC Bank of America NA, CP mode	38,700	38,700
Series 2012 B, 2% 8/15/13	2,425	2,433
Wisconsin Petroleum Inspection Fee Rev. Bonds Series 1, 5% 7/1/13	3,500	3,514
Wisconsin Trans. Rev.:
Bonds Series 2009 A, 3.5% 7/1/13	1,000	1,003
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - continued
Wisconsin Trans. Rev.: - continued
Series 1997:
0.17% 9/12/13 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	$ 19,149	$ 19,149
0.18% 8/7/13 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	10,413	10,413
Series 2006 A:
0.17% 9/12/13 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	6,836	6,836
0.18% 8/7/13 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	7,500	7,500
		335,385
TOTAL OTHER MUNICIPAL DEBT (Cost $7,403,486)		7,403,486
Investment Company - 7.9%

Fidelity Municipal Cash Central Fund, 0.14% (d)(e) (Cost $2,131,028)	2,131,028	2,131,028
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $26,844,195)		26,844,195
NET OTHER ASSETS (LIABILITIES) - 0.0%		6,555
NET ASSETS - 100%		$ 26,850,750
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
CP	-	COMMERCIAL PAPER
RAN	-	REVENUE ANTICIPATION NOTE
TAN	-	TAX ANTICIPATION NOTE
TRAN	-	TAX AND REVENUE ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $19,500,000 or 0.1% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(g) Provides evidence of ownership in one or more underlying municipal bonds.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $741,870,000 or 2.8% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost (000s)
Alabama Pub. School & College Auth. Rev. Bonds Series WF 11 37C, 0.2%, tender 8/15/13 (Liquidity Facility Wells Fargo Bank NA)	1/3/13	$ 4,930
Auburn Univ. Gen. Fee Rev. Bonds Series WF 08 55C, 0.2%, tender 8/15/13 (Liquidity Facility Wells Fargo & Co.)	8/18/11	$ 23,510
Auburn Univ. Gen. Fee Rev. Bonds Series WF 11 53 C, 0.2%, tender 8/15/13 (Liquidity Facility Wells Fargo Bank NA)	2/20/13	$ 7,010
Austin Wtr. & Wastewtr. Sys. Rev. Bonds Series WF 11 139C, 0.2%, tender 8/15/13 (Liquidity Facility Wells Fargo Bank NA)	12/8/11 - 2/2/12	$ 20,905
Security	Acquisition Date	Cost (000s)
California Health Facilities Fing. Auth. Rev. Bonds Series WF 12 7C, 0.2%, tender 9/5/13 (Liquidity Facility Wells Fargo Bank NA)	3/22/12	$ 26,305
Colorado Reg'l. Trans. District Sales Tax Rev. Bonds Series WF 10 37C, 0.19%, tender 11/21/13 (Liquidity Facility Wells Fargo Bank NA)	11/24/10 - 12/15/10	$ 20,580
Colorado Reg'l. Trans. District Sales Tax Rev. Bonds Series WF 12 110C, 0.27%, tender 6/13/13 (Liquidity Facility Wells Fargo Bank NA)	12/19/12	$ 16,700
Cypress-Fairbanks Independent School District Bonds Series 86TP, 0.27%, tender 6/13/13 (Liquidity Facility Wells Fargo & Co.)	12/12/12	$ 6,620
District of Columbia Income Tax Rev. Bonds Series WF 11 145C, 0.2%, tender 8/15/13 (Liquidity Facility Wells Fargo Bank NA)	2/2/12	$ 13,440
Security	Acquisition Date	Cost (000s)
DuPage County Gen. Oblig. Bonds Series Merlots 00 A9, 0.22%, tender 7/24/13 (Liquidity Facility Wells Fargo Bank NA)	8/17/11	$ 9,705
Florida Gen. Oblig. Bonds Series WF 12 87C, 0.27%, tender 6/13/13 (Liquidity Facility Wells Fargo Bank NA)	11/1/12	$ 6,155
Frisco Independent School District Bonds Series WF 11 1C, 0.22%, tender 7/25/13 (Liquidity Facility Wells Fargo Bank NA)	1/12/11 - 4/13/11	$ 13,600
Georgia Gen. Oblig. Bonds Series WF 08 12C, 0.22%, tender 7/25/13 (Liquidity Facility Wells Fargo & Co.)	3/27/08 - 12/5/12	$ 14,300
Grossmont Healthcare District Bonds Series WF 11 30C, 0.19%, tender 9/19/13 (Liquidity Facility Wells Fargo Bank NA)	7/17/12	$ 10,145
Security	Acquisition Date	Cost (000s)
Illinois Fin. Auth. Rev. Bonds Series WF 12 2C, 0.19%, tender 9/19/13 (Liquidity Facility Wells Fargo Bank NA)	2/15/12 - 3/26/13	$ 29,610
Illinois Sales Tax Rev. Bonds Series WF 11 125C, 0.27%, tender 6/13/13 (Liquidity Facility Wells Fargo Bank NA)	5/15/12	$ 13,700
Irving Independent School District Bonds Series PT 3954, 0.19%, tender 11/21/13 (Liquidity Facility Wells Fargo & Co.)	11/28/12 - 11/29/12	$ 20,835
JEA Wtr. & Swr. Sys. Rev. Bonds Series WF 11 4C, 0.19%, tender 10/10/13 (Liquidity Facility Wells Fargo Bank NA)	2/23/12 - 5/15/12	$ 11,800
JPMorgan Chase Bonds Series Putters 4300, 0.19%, tender 6/6/13 (Liquidity Facility JPMorgan Chase Bank)	5/2/13	$ 7,900
Security	Acquisition Date	Cost (000s)
Judson Independent School District Bonds Series MS 06 1859, 0.19%, tender 11/21/13 (Liquidity Facility Wells Fargo & Co.)	2/15/11 - 4/2/12	$ 7,890
Keller Independent School District Bonds Series WF11 55 C, 0.19%, tender 10/24/13 (Liquidity Facility Wells Fargo Bank NA)	1/19/12 - 5/15/12	$ 5,640
Los Angeles Cmnty. College District Bonds Series WF 11 36C, 0.19%, tender 10/24/13 (Liquidity Facility Wells Fargo Bank NA)	4/29/13	$ 4,840
Los Angeles Unified School District Bonds Series Putters 4290, 0.17%, tender 6/6/13 (Liquidity Facility JPMorgan Chase & Co.)	3/28/13	$ 62,800
Los Angeles Unified School District Bonds Series Putters 4318, 0.2%, tender 9/12/13 (Liquidity Facility JPMorgan Chase & Co.)	5/15/13	$ 17,400
Security	Acquisition Date	Cost (000s)
Louisiana Gas & Fuel Tax Rev. Bonds Series WF 12 32C, 0.19%, tender 10/24/13 (Liquidity Facility Wells Fargo Bank NA)	5/24/12	$ 12,230
Michigan State Univ. Revs. Bonds Series WF 11 33 C, 0.27%, tender 6/13/13 (Liquidity Facility Wells Fargo Bank NA)	6/23/11	$ 3,000
Minnesota Gen. Oblig. Bonds Series WF 11 110C, 0.27%, tender 6/13/13 (Liquidity Facility Wells Fargo Bank NA)	3/22/12 - 12/12/12	$ 23,530
Mississippi Gen. Oblig. Bonds Series WF 11 117C, 0.19%, tender 10/24/13 (Liquidity Facility Wells Fargo Bank NA)	10/27/11 - 12/2/11	$ 18,475
Mississippi Hosp. Equip. & Facilities Auth. Bonds (Baptist Memorial Health Care Proj.) Series 2004 B2, 0.18%, tender 7/10/13	1/8/13	$ 3,455
Mississippi Hosp. Equip. & Facilities Auth. Bonds (Baptist Memorial Health Care Proj.) Series 2004 B2, 0.18%, tender 7/10/13	1/8/13	$ 14,250
Security	Acquisition Date	Cost (000s)
Newport Mesa Unified School District Bonds Series WF 11 70Z, 0.18%, tender 11/7/13 (Liquidity Facility Wells Fargo Bank NA)	7/17/12 - 8/6/12	$ 13,530
North Carolina Cap. Impt. Ltd. Bonds Series WF 11 136C, 0.27%, tender 6/13/13 (Liquidity Facility Wells Fargo Bank NA)	12/1/11 - 12/10/12	$ 8,030
North Central Texas Health Facilities Dev. Corp. Bonds Series WF 1249C, 0.18%, tender 11/7/13 (Liquidity Facility Wells Fargo Bank NA)	6/21/12	$ 5,000
Orange County Sanitation District Ctfs. of Prtn. Bonds Series MS 06 2222, 0.19%, tender 11/21/13 (Liquidity Facility Wells Fargo & Co.)	5/17/13	$ 16,695
Oregon Gen. Oblig. Bonds Series WF11 57 C, 0.27%, tender 6/13/13 (Liquidity Facility Wells Fargo Bank NA)	1/12/12	$ 10,800
Security	Acquisition Date	Cost (000s)
Pennsylvania Gen. Oblig. Bonds Series WF 11 121C, 0.22%, tender 8/1/13 (Liquidity Facility Wells Fargo Bank NA)	11/3/11	$ 12,910
Plano Gen. Oblig. Bonds Series MS 06 1862, 0.19%, tender 11/21/13 (Liquidity Facility Wells Fargo & Co.)	11/28/12	$ 11,665
Private Colleges & Univs. Auth. Rev. Bonds Series WF 11 95C, 0.19%, tender 11/21/13 (Liquidity Facility Wells Fargo Bank NA)	5/24/13	$ 4,715
Raleigh Combined Enterprise Sys. Rev. Bonds Series WF 11-19C, 0.27%, tender 6/13/13 (Liquidity Facility Wells Fargo Bank NA)	2/10/11	$ 9,000
Salem-Keizer School District #24J Bonds Series WF 09 4Z, 0.22%, tender 7/25/13 (Liquidity Facility Wells Fargo & Co.)	8/18/11 - 12/4/12	$ 17,060
Security	Acquisition Date	Cost (000s)
San Antonio Wtr. Sys. Rev. Bonds Series WF 12 76C, 0.22%, tender 8/1/13 (Liquidity Facility Wells Fargo Bank NA)	10/4/12	$ 5,070
San Diego County Wtr. Auth. Wtr. Rev. Bonds Series WF 08 29C, 0.2%, tender 8/15/13 (Liquidity Facility Wells Fargo & Co.)	3/22/12	$ 21,980
South Carolina Gen. Oblig. Bonds Series ROC II R 692W, 0.19%, tender 11/21/13 (Liquidity Facility Wells Fargo & Co.)	2/23/09 - 4/1/13	$ 8,340
Spring Branch Independent School District Bonds Series WF 11 140C, 0.2%, tender 8/15/13 (Liquidity Facility Wells Fargo Bank NA)	12/15/11 - 2/2/12	$ 25,430
Tampa Health Sys. Rev. Bonds Series WF 12 21 C, 0.2%, tender 9/5/13 (Liquidity Facility Wells Fargo Bank NA)	5/3/12 - 9/10/12	$ 24,425
Security	Acquisition Date	Cost (000s)
Tarrant Reg'l. Wtr. District Wtr. R Bonds Series WF 12 6C, 0.18%, tender 11/7/13 (Liquidity Facility Wells Fargo Bank NA)	3/15/12	$ 12,375
Univ. of California Revs. Bonds Series Floaters 09 7C, 0.2%, tender 8/15/13 (Liquidity Facility Wells Fargo & Co.)	3/22/12 - 5/2/12	$ 8,600
Univ. of Colorado Enterprise Sys. Rev. Bonds Series WF 11 128C, 0.22%, tender 7/25/13 (Liquidity Facility Wells Fargo Bank NA)	11/10/11	$ 18,310
Vermont Edl. & Health Bldg. Fin. Agcy. Rev. Bonds Series WF 10 27C, 0.22%, tender 7/25/13 (Liquidity Facility Wells Fargo Bank NA)	5/3/12	$ 25,725
Washington Gen. Oblig. Bonds Series GS 06 7T, 0.27%, tender 6/13/13 (Liquidity Facility Wells Fargo & Co.)	11/23/11 - 2/17/12	$ 15,435
Security	Acquisition Date	Cost (000s)
Wisconsin Gen. Oblig. Bonds Series WF 12 111C, 0.27%, tender 6/13/13 (Liquidity Facility Wells Fargo Bank NA)	12/19/12 - 12/28/12	$ 15,515
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Municipal Cash Central Fund	$ 2,445
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At May 31, 2013, the cost of investment securities for income tax purposes was $26,844,195,000.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Union Street Trust II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Union Street Trust II

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	July 30, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	July 30, 2013
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	July 30, 2013